UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21800

Name of Fund: BlackRock World Investment Trust (BWC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock World Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 04/30/2008

Item 1 – Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Semi-Annual Report

APRIL 30, 2008 | (UNAUDITED)

BlackRock Dividend AchieversTM Trust (BDV)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

BlackRock Strategic Dividend AchieversTM Trust (BDT)

BlackRock EcoSolutions Investment Trust (BQR)

BlackRock Global Energy and Resources Trust (BGR)

BlackRock Global Equity Income Trust (BFD)

BlackRock Global Opportunities Equity Trust (BOE)

BlackRock Health Sciences Trust (BME)

BlackRock International Growth and Income Trust (BGY)

BlackRock Real Asset Equity Trust (BCF)

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

BlackRock World Investment Trust (BWC)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	APRIL 30, 2008

A Letter to Shareholders

THIS PAGE NOT PART OF YOUR FUND REPORT

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the “Fed”) intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed’s other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed’s response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-to–quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April 30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(9.64)%	(4.68)%

Small cap U.S. equities (Russell 2000 Index)	(12.92)	(10.96)

International equities (MSCI Europe, Australasia, Far East Index)	(9.21)	(1.78)

Fixed income (Lehman Brothers U.S. Aggregate Index)	4.08	6.87

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	1.47	2.79

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(0.73)	(0.80)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.

You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

3

Trust Summary as of April 30, 2008	BlackRock Dividend AchieversTM Trust

Investment Objective

BlackRock Dividend AchieversTM Trust (BDV) seeks to provide total return through a combination of current income and capital appreciation by investing in common stocks that pay above average dividends and have the potential for capital appreciation.

Performance

For the six months ended April 30, 2008, the Trust returned (12.19)% based on market price, with dividends reinvested. The Trust’s return based on net asset value (“NAV”) was (11.96)%, with dividends reinvested. For the same period, the benchmark Mergent Broad Dividend Achievers Index returned (7.11)% on a NAV basis. The Trust’s performance was hindered by its emphasis on higher-yielding stocks, which underperformed the broad market. The focus on yield also resulted in a relatively significant exposure to financials, the weakest-performing sector during the period. In contrast, the Trust’s performance benefited from a focus on large-capitalization stocks, which outperformed their small-cap counterparts.

Trust Information

Symbol on New York Stock Exchange	BDV
Initial Offering Date	December 23, 2003
Current Quarterly Distribution per Common Share[1]	$0.225
Current Annualized Distribution per Common Share[1]	$0.900

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$11.54	$13.64	(15.40)%	$13.64	$10.61
Net Asset Value	$13.14	$15.49	(15.17)%	$15.49	$12.53

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[2]

Sector	4/30/08	10/31/07

Financial Institutions	28%	36%
Consumer Products	22	15
Health Care	14	12
Energy	13	16
Industrials	10	7
Telecommunications	5	6
Technology	3	2
Real Estate Investment Trusts	3	4
Basic Materials	1	1
Aerospace & Defense	1	—
Automotive	—	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

4	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock Enhanced Dividend AchieversTM Trust

Investment Objective

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) seeks to provide current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in common stocks that pay above average dividends and have the potential for capital appreciation and by utilizing an option writing strategy to enhance distributions paid to the Trust’s shareholders.

Performance

For the six months ended April 30, 2008, the Trust returned (5.62)% based on market price, with dividends reinvested. The Trust’s return based on NAV was (10.11)%, with dividends reinvested. For the same period, the benchmark Mergent Broad Dividend Achievers Index returned (7.11)% on a NAV basis. The Trust’s performance was hindered by its emphasis on higher-yielding stocks, which underperformed the broad market. The focus on yield also resulted in a relatively significant exposure to financials, the weakest-performing sector during the period. In contrast, a focus on large-capitalization stocks proved advantageous, as the group outpaced its small-capitalization counterparts. During the market downturn, the income generated from writing (i.e. selling) call options provided additional benefit to the portfolio.

Trust Information

Symbol on New York Stock Exchange	BDJ
Initial Offering Date	August 31, 2005
Current Monthly Distribution per Common Share[1]	$0.101875
Current Annualized Distribution per Common Share[1]	$1.222500

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$11.35	$12.68	(10.49)%	$12.68	$10.23
Net Asset Value	$12.02	$14.10	(14.75)%	$14.10	$11.50

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[2]

Sector	4/30/08	10/31/07

Financial Institutions	28%	37%
Consumer Products	21	15
Health Care	14	12
Energy	13	15
Industrials	10	7
Telecommunications	5	6
Technology	3	2
Real Estate Investment Trusts	3	4
Basic Materials	1	1
Aerospace & Defense	1	—
Media	1	—
Automotive	—	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2008	5

Trust Summary as of April 30, 2008	BlackRock Strategic Dividend AchieversTM Trust

Investment Objective

BlackRock Strategic Dividend AchieversTM Trust (BDT) seeks to provide total return through a combination of current income and capital appreciation.

Performance

For the six months ended April 30, 2008, the Trust returned (6.74)% based on market price, with dividends reinvested. The Trust’s return based on NAV was (7.38)%, with dividends reinvested. For the same period, the benchmark Mergent Broad Dividend Achievers Index returned (7.11)% on a NAV basis. The Trust’s performance was hindered by an emphasis on higher-yielding stocks, which underperformed the broad market. A lack of exposure to mega-cap energy stocks also was a detractor. In contrast, the Trust’s considerable exposure to smaller regional banks, and at the same time, avoidance of the largest troubled banks, benefited comparative results for the period.

Trust Information

Symbol on New York Stock Exchange	BDT
Initial Offering Date	March 30, 2004
Current Quarterly Distribution per Common Share[1]	$0.225
Current Annualized Distribution per Common Share[1]	$0.900

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$11.85	$13.19	(10.16)%	$13.19	$10.46
Net Asset Value	$13.58	$15.22	(10.78)%	$15.22	$12.64

The following chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[2]

Sector	4/30/08	10/31/07

Financial Institutions	33%	32%
Consumer Products	19	15
Energy	16	20
Real Estate Investment Trusts	10	10
Industrials	7	7
Technology	4	4
Building & Development	4	2
Basic Materials	3	2
Media	2	3
Automotive	2	4
Health Care	—	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

6	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock EcoSolutions Investment Trust

Investment Objective

BlackRock EcoSolutions Investment Trust (BQR) seeks to provide current income, current gains and long-term capital appreciation.

Performance

For the six months ended April 30, 2008, the Trust returned (4.84)% based on market price, with dividends reinvested. The Trust’s return based on NAV was 0.60%, with dividends reinvested. For the same period, the closed-end Lipper Sector Equity Funds category posted an average return of (5.89)% on a NAV basis. The Trust’s performance was aided by its holdings in fertilizer and crop science companies, as well as those in water-related industrials. Heightened investor risk aversion due to financial market instability caused some areas of the new energy segment to struggle. Trust performance in the water utility sector was lackluster, with some weakness in U.S. companies.

Trust Information

Symbol on New York Stock Exchange	BQR
Initial Offering Date	September 28, 2007
Current Quarterly Distribution per Common Share[1]	$0.40
Current Annualized Distribution per Common Share[1]	$1.60

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$18.00	$19.75	(8.86)%	$19.79	$16.03
Net Asset Value	$19.57	$20.31	(3.64)%	$20.34	$17.19

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	4/30/08	10/31/07

United States	34%	35%
United Kingdom	8	8
Germany	6	7
Brazil	6	4
Belgium	6	7
Spain	5	4
Denmark	4	3
Canada	4	4
France	3	3
Australia	3	2
Bermuda	2	2
Hong Kong	2	4
Switzerland	2	2
Israel	2	1
Japan	2	1
Norway	1	2
Philippines	1	1
China	1	1
Singapore	1	1
Chile	1	1
South Africa	1	1
Italy	1	1
Greece	1	1
Argentina	1	1
Malaysia	1	1
Austria	1	1
Netherlands	—	1

Sector	4/30/08	10/31/07

Chemicals	27%	23%
Water	15	17
Energy-Alternate Sources	8	9
Electrical Components & Equipment	7	6
Environmental Control	7	8
Agriculture	7	6
Electric	6	7
Forest Products & Paper	4	3
Electronics	4	4
Machinery	4	4
Food	2	2
Engineering & Construction	2	2
Miscellaneous Manufacturing	2	2
Oil & Gas	1	1
Investment Companies	1	—
Metal Fabricate/Hardware	1	1
Biotechnology	1	1
Semiconductors	1	1
Auto Parts & Equipment	—	1
Transportation	—	1
Commercial Services	—	1

SEMI-ANNUAL REPORT	APRIL 30, 2008	7

Trust Summary as of April 30, 2008	BlackRock Global Energy and Resources Trust

Investment Objective

BlackRock Global Energy and Resources Trust (BGR) seeks to provide total return through a combination of current income and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of companies engaged in the energy and natural resources business and equity derivatives with exposure to the energy and natural resources industry.

Performance

For the six months ended April 30, 2008, the Trust returned 13.08% based on market price, with dividends reinvested. The Trust’s return based on NAV was 13.00%, with dividends reinvested. For the same period, the closed-end Lipper Sector Equity Funds category returned (5.89)% on a NAV basis. The Trust’s comparative performance was enhanced mainly by stock selection in oil and gas exploration and production companies, which benefited from higher oil and gas prices. Positions in coal producers also contributed positively to performance amid a favorable supply-and-demand environment for electricity in Asian countries. Holdings in oil and gas refiners and transportation companies slightly hindered the relative return.

Trust Information

Symbol on New York Stock Exchange	BGR
Initial Offering Date	December 29, 2004
Current Quarterly Distribution per Common Share[1]	$0.375
Current Annualized Distribution per Common Share[1]	$1.500

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$33.36	$32.14	3.80%	$34.77	$25.50
Net Asset Value	$39.00	$37.60	3.72%	$40.45	$30.76

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	4/30/08	10/31/07

United States	70%	60%
Canada	14	17
Greece	3	3
Brazil	2	2
Australia	2	2
Bermuda	2	2
Norway	1	3
France	1	2
Italy	1	2
United Kingdom	1	3
Netherlands	1	1
Hong Kong	1	1
Luxembourg	1	1
Denmark	—	1

Sector	4/30/08	10/31/07

Oil & Gas	46%	44%
Coal	13	10
Oil & Gas Services	13	13
Pipelines	12	14
Transportation	7	8
Mining	4	6
Electric	2	1
Chemicals	2	1
Gas	1	1
Metal Fabricate/Hardware	—	2

8	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock Global Equity Income Trust

Investment Objective

BlackRock Global Equity Income Trust (BFD) seeks current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in a diversified portfolio of domestic and foreign common stocks that pay dividends and writing (selling) stock index call options with respect to a portion of its common stock portfolio.

Performance

For the six months ended April 30, 2008, the Trust returned (8.27)% based on market price, with dividends reinvested. The Trust’s return based on NAV was (8.27)%, with dividends reinvested. For the same period, the benchmark MSCI World Index returned (9.37)% on a NAV basis. The Trust’s call-writing strategy offset some of the negative effects of a downturn in the equity markets. Specifically, management has discretion to increase or decrease the percentage of call-writing in the portfolio, and its decisions during this period of market volatility benefited performance. Management believes that these actions also have positioned the Trust to benefit from a market recovery.

Trust Information

Symbol on New York Stock Exchange	BFD
Initial Offering Date	March 30, 2007
Current Quarterly Distribution per Common Share[1]	$0.475
Current Annualized Distribution per Common Share[1]	$1.900

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$15.53	$17.93	(13.39)%	$18.03	$14.00
Net Asset Value	$17.02	$19.65	(13.38)%	$19.65	$15.74

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	4/30/08	10/31/07

United States	46%	46%
United Kingdom	11	12
Japan	10	9
France	4	3
Germany	4	4
Canada	4	5
Australia	4	2
Switzerland	3	3
Italy	3	3
Spain	2	1
Netherlands	2	2
Hong Kong	1	2
Singapore	1	2
Luxembourg	1	1
Sweden	1	1
Finland	1	2
Greece	1	1
Denmark	1	—
Norway	—	1

Sector[2]	4/30/08	10/31/07

Financial Institutions	21%	22%
Energy	17	15
Consumer Products	11	11
Industrials	10	9
Technology	9	10
Health Care	8	8
Basic Materials	8	6
Telecommunications	6	8
Automotive	3	2
Media	2	3
Entertainment & Leisure	2	2
Real Estate	1	2
Building & Development	1	—
Transportation	1	2

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2008	9

Trust Summary as of April 30, 2008	BlackRock Global Opportunities Equity Trust

Investment Objective

BlackRock Global Opportunities Equity Trust (BOE) seeks current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies located in countries throughout the world and utilizing an option writing strategy to enhance current gains.

Performance

For the six months ended April 30, 2008, the Trust returned (3.63)% on a market price basis, with dividends reinvested. The Trust’s return based on NAV was (4.72)%, with dividends reinvested. For the same period, the benchmark MSCI World Index posted a return of (9.37)%. The Trust’s outperformance during the period was primarily attributed to strong stock selection, particularly within the materials sector. Sector allocation also contributed positively, as underweight positions in financials and consumer discretionary and overweights in consumer staples, energy and utilities aided return comparisons.

Trust Information

Symbol on New York Stock Exchange	BOE
Initial Offering Date	May 31, 2005
Current Quarterly Distribution per Common Share[1]	$0.56875
Current Annualized Distribution per Common Share[1]	$2.27500

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$25.88	$28.76	(10.01)%	$29.73	$22.45
Net Asset Value	$27.66	$31.09	(11.03)%	$31.09	$25.69

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	4/30/08	10/31/07

United States	45%	35%
Japan	8	4
United Kingdom	6	8
Germany	5	6
Norway	4	3
Canada	3	5
Hong Kong	3	6
Italy	3	4
Switzerland	3	2
Brazil	3	2
Singapore	2	2
Luxembourg	2	1
Israel	2	1
France	1	3
Australia	1	3
Finland	1	1
Netherlands	1	4
Philippines	1	1
Bermuda	1	—
Belgium	1	—
Russia	1	—
Mexico	1	1
South Korea	1	—
Indonesia	1	—
Spain	—	1
Greece	—	1
Taiwan	—	1
Sweden	—	2
China	—	3

Sector[2]	4/30/08	10/31/07

Energy	22%	23%
Consumer Products	15	17
Financial Institutions	13	12
Basic Materials	10	8
Telecommunications	8	7
Technology	8	9
Exchange-Traded Funds	7	—
Industrials	6	9
Health Care	6	5
Real Estate	2	4
Transportation	2	2
Aerospace & Defense	1	1
Automotive	—	1
Building & Development	—	1
Entertainment & Leisure	—	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

10	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock Health Sciences Trust

Investment Objective

BlackRock Health Sciences Trust (BME) seeks to provide total return through a combination of current income and capital appreciation. The Trust seeks to achieve this objective by investing primarily in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry.

Performance

For the six months ended April 30, 2008, the Trust returned (4.34)% based on market price, with dividends reinvested. The Trust’s return based on NAV was (6.28)%, with dividends reinvested. For the same period, the benchmark Russell 3000 Healthcare Index returned (11.45)% on a NAV basis. The Trust’s comparative performance benefited primarily from strong stock selection, most notably in the biotechnology sub-sector. The Trust’s overweight allocation to healthcare equipment, as well as its underweight in managed healthcare, also had a positive impact on the relative return for the semi-annual period.

Trust Information

Symbol on New York Stock Exchange	BME
Initial Offering Date	March 31, 2005
Current Quarterly Distribution per Common Share[1]	$0.384375
Current Annualized Distribution per Common Share[1]	$1.537500

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$24.67	$27.05	(8.80)%	$28.95	$23.21
Net Asset Value	$27.10	$30.33	(10.65)%	$30.87	$25.93

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	4/30/08	10/31/07

United States	83%	89%
Switzerland	11	7
Israel	3	—
China	1	2
Bermuda	1	—
Germany	1	1
France	—	1

Sector	4/30/08	10/31/07

Pharmaceuticals	39%	37%
Healthcare Products	36	27
Biotechnology	17	18
Healthcare Services	4	9
Retail	3	2
Electronics	1	6
Distribution/Wholesale	—	1

SEMI-ANNUAL REPORT	APRIL 30, 2008	11

Trust Summary as of April 30, 2008	BlackRock International Growth and Income Trust

Investment Objective

BlackRock International Growth and Income Trust (BGY) seeks current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains.

Performance

For the six months ended April 30, 2008, the Trust returned (1.38)% based on market price, with dividends reinvested. The Trust’s return based on NAV was (5.92)%, with dividends reinvested. For the same period, the benchmark S&P/Citigroup Broad Market Index Global ex-U.S. returned (9.65)% on a NAV basis. The Trust’s comparative performance was enhanced primarily by strong stock selection, particularly within the materials sector. The Trust’s underweight exposure versus the benchmark in financials, along with overweight allocations to the consumer staples and utilities sectors, also benefited the relative return for the semi-annual period.

Trust Information

Symbol on New York Stock Exchange	BGY
Initial Offering Date	May 30, 2007
Current Monthly Distribution per Common Share[1]	$0.1517
Current Annualized Distribution per Common Share[1]	$1.8204

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$16.60	$17.76	(6.53)%	$17.80	$14.50
Net Asset Value	$17.94	$20.12	(10.83)%	$20.12	$16.68

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	4/30/08	10/31/07

United Kingdom	18%	19%
Japan	12	9
France	7	4
Germany	6	6
Canada	6	4
Switzerland	5	5
Singapore	4	4
Hong Kong	4	5
Brazil	4	2
Norway	4	5
Italy	4	3
Australia	4	4
Taiwan	3	5
Netherlands	2	5
Luxembourg	2	1
Spain	2	2
Belgium	1	1
Russia	1	—
South Africa	1	—
Sweden	1	3
Malaysia	1	1
Israel	1	1
Bermuda	1	—
Chile	1	1
Philippines	1	1
United States	1	—
Mexico	1	1
Finland	1	—
South Korea	1	1
Turkey	—	1
Greece	—	1
Indonesia	—	1
China	—	3
Thailand	—	1

Sector[2]	4/30/08	10/31/07

Energy	23%	15%
Financial Institutions	18	17
Basic Materials	13	13
Industrials	11	14
Telecommunications	10	9
Consumer Products	10	14
Technology	4	5
Real Estate	3	5
Transportation	3	2
Media	2	2
Automotive	1	2
Exchange-Traded Funds	1	—
Aerospace & Defense	1	1
Building & Development	—	1

[2]

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

12	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock Real Asset Equity Trust

Investment Objective

BlackRock Real Asset Equity Trust (BCF) seeks to provide total return through a combination of current income, current gains and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of companies engaged in energy, natural resources and basic materials businesses and companies engaged in associated businesses and equity derivatives with exposure to those companies.

Performance

For the six months ended April 30, 2008, the Trust returned 4.30% based on market price, with dividends reinvested. The Trust’s return based on NAV was 4.57%, with dividends reinvested. For the same period, the closed-end Lipper Sector Equity Funds category returned (5.89)% on a NAV basis. The Trust’s comparative performance was enhanced most notably by stock selection in diversified metals and mining, oil and gas exploration and production and coal producers. Commodity prices have continued to benefit from strong supply-and-demand fundamentals, along with a weaker U.S. dollar and a low interest-rate environment in the U.S.

Trust Information

Symbol on New York Stock Exchange	BCF
Initial Offering Date	September 29, 2006
Current Monthly Distribution per Common Share[1]	$0.0906
Current Annualized Distribution per Common Share[1]	$1.0872

[1]	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$17.36	$17.59	(1.31)%	$18.13	$13.79
Net Asset Value	$20.57	$20.79	(1.06)%	$21.36	$16.90

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	4/30/08	10/31/07

United States	49%	45%
United Kingdom	15	15
Canada	12	13
Brazil	6	5
Australia	5	9
South Africa	4	3
France	2	1
Mexico	2	1
China	1	2
Peru	1	1
Netherlands	1	2
Norway	1	1
Russia	1	1
New Guinea	—	1

Sector	4/30/08	10/31/07

Mining	40%	43%
Oil & Gas	26	23
Chemicals	9	9
Oil & Gas Services	7	7
Forest Products & Paper	7	9
Coal	5	4
Machinery	3	2
Pipelines	1	1
Metal	1	1
Electric	1	—
Iron & Steel	—	1

SEMI-ANNUAL REPORT	APRIL 30, 2008	13

Trust Summary as of April 30, 2008	BlackRock S&P Quality Rankings Global Equity Managed Trust

Investment Objective

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) seeks to provide total return through a combination of current income and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of issuers that pay above average dividends and have the potential for capital appreciation.

Performance

For the six months ended April 30, 2008, the Trust returned (8.70)% based on market price, with dividends reinvested. The Trust’s return based on NAV was (10.38)%, with dividends reinvested. For the same period, the benchmark MSCI World Index returned (9.37)% on a NAV basis. An emphasis on higher-yielding stocks hampered the Trust’s performance, as these securities underperformed the broad market for the period. An underweight relative to the benchmark in the materials sector also detracted from results. In contrast, a greater exposure to higher-quality stocks benefited the Trust’s comparative performance, as these issues marginally outperformed lower-quality stocks globally.

Trust Information

Symbol on American Stock Exchange	BQY
Initial Offering Date	May 28, 2004
Current Quarterly Distribution per Common Share[1]	$0.225
Current Annualized Distribution per Common Share[1]	$0.900

1	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$16.05	$18.07	(11.18)%	$18.07	$14.62
Net Asset Value	$18.31	$21.00	(12.81)%	$21.00	$17.07

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	4/30/08	10/31/07

United States	50%	49%
United Kingdom	9	9
Australia	7	7
Canada	6	6
Japan	5	5
Sweden	4	5
France	4	4
Hong Kong	3	3
Italy	3	3
Netherlands	2	2
Singapore	2	2
Austria	1	1
Denmark	1	1
Spain	1	1
Germany	1	1
Finland	1	1

Sector[2]	4/30/08	10/31/07

Financial Institutions	20%	22%
Energy	19	17
Consumer Products	12	11
Industrials	12	12
Technology	10	10
Telecommunications	7	7
Real Estate	6	6
Health Care	6	6
Basic Materials	3	3
Business Equipment & Services	2	3
Aerospace & Defense	1	1
Entertainment & Leisure	1	1
Automotive	1	1

2

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

14	SEMI-ANNUAL REPORT	APRIL 30, 2008

Trust Summary as of April 30, 2008	BlackRock World Investment Trust

Investment Objective

BlackRock World Investment Trust (BWC) seeks current income, dividends and gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies located in countries throughout the world and utilizing an option writing strategy to enhance current gains. The Trust seeks to generate current dividends and income by investing in equity securities that pay dividends and also by investing up to 25% of its total assets in debt securities from time to time when the Trust believes that it is advantageous to do so.

Performance

For the six months ended April 30, 2008, the Trust returned (1.03)% based on market price, with dividends reinvested. The Trust’s return based on NAV was (4.18)%, with dividends reinvested. For the same period, the benchmark MSCI World Index returned (9.37)% on a NAV basis. The Trust’s comparative performance was enhanced primarily by strong stock selection, particularly within the materials sector. The Trust’s underweight exposure versus the benchmark in the financials and consumer discretionary sectors, as well as overweight allocations to consumer staples, energy and utilities, also benefited the relative return for the semi-annual period.

Trust Information

Symbol on New York Stock Exchange	BWC
Initial Offering Date	October 27, 2005
Current Monthly Distribution per Share[1]	$0.11375
Current Annualized Distribution per Share[1]	$1.36500

1	The distribution is not constant and is subject to change. Past performance does not guarantee future results. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	4/30/08	10/31/07	Change	High	Low

Market Price	$15.75	$17.28	(8.85)%	$17.94	$13.65
Net Asset Value	$16.45	$18.64	(11.75)%	$18.64	$15.40

The following charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	4/30/08	10/31/07

United States	44%	36%
Japan	8	5
United Kingdom	6	6
Germany	5	6
Norway	4	3
Canada	4	5
Italy	3	4
Singapore	3	3
Hong Kong	3	4
Brazil	3	3
Switzerland	3	3
Luxembourg	2	1
Israel	2	1
France	1	3
Australia	1	3
Finland	1	1
Philippines	1	1
Bermuda	1	—
Belgium	1	—
Netherlands	1	4
Russia	1	—
South Korea	1	—
Mexico	1	—
Spain	—	1
Greece	—	1
Taiwan	—	1
Sweden	—	2
China	—	3

Sector[2]	4/30/08	10/31/07

Energy	22%	24%
Consumer Products	15	17
Financial Institutions	12	13
Basic Materials	11	8
Telecommunications	8	7
Technology	7	8
Exchange-Traded Funds	6	—
Health Care	6	6
Industrials	6	8
Real Estate	4	4
Transportation	2	2
Aerospace & Defense	1	1
Automotive	—	1
Entertainment & Leisure	—	1

2

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

SEMI-ANNUAL REPORT	APRIL 30, 2008	15

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—0.6%
General Dynamics Corp.	21,500	$1,944,030
United Technologies Corp.	34,300	2,485,721

		4,429,751

Basic Materials—1.3%
PPG Industries, Inc.	69,300	4,252,941
RPM Intl., Inc.	225,500	5,028,650

		9,281,591

Building & Development—0.3%
Masco Corp.	94,400	1,719,024

Consumer Products—21.7%
Altria Group, Inc.	453,000	9,060,000
Anheuser-Busch Cos., Inc.	228,000	11,217,600
Clorox Co.	63,000	3,339,000
Coca-Cola Co. (The)	543,100	31,972,297
Colgate-Palmolive Co.	47,000	3,322,900
Harley-Davidson, Inc.	97,900	3,744,675
Hillenbrand, Inc.	35,900	683,536
Home Depot, Inc.	383,500	11,044,800
Kimberly-Clark Corp.	168,400	10,775,916
McDonald’s Corp.	264,600	15,764,868
PepsiCo, Inc.	102,600	7,031,178
Philip Morris Intl., Inc.	453,000	23,116,590
Procter & Gamble Co.	188,200	12,618,810
Stanley Works (The)	75,000	3,618,000
Universal Corp.	67,200	4,313,568
Wal-Mart Stores, Inc.	71,400	4,139,772

		155,763,510

Energy—12.9%
Atmos Energy Corp.	68,900	1,907,152
Chevron Corp.	386,700	37,181,205
Consolidated Edison, Inc.	357,500	14,872,000
Exxon Mobil Corp.	82,800	7,706,196
FPL Group, Inc.	58,900	3,904,481
Integrys Energy Group, Inc.	78,100	3,740,209
Pinnacle West Capital Corp.	199,700	6,777,818
Progress Energy, Inc.	339,300	14,247,207
Vectren Corp.	67,300	1,903,244

		92,239,512

Financial Institutions—27.5%
American Capital Strategies Ltd.	101,400	3,219,450
Associated Banc-Corp	69,600	1,967,592
Bank of America Corp.	894,300	33,572,022
BB&T Corp.	429,600	14,730,984
Citigroup, Inc.	500,900	12,657,743
Comerica, Inc.	281,400	9,773,022
Fifth Third Bancorp	346,000	7,414,780

Common Stocks	Shares	Value

Financial Institutions—(concluded)
First Midwest Bancorp, Inc.	66,400	$1,695,192
FirstMerit Corp.	88,500	1,816,020
FNB Corp.	123,500	1,909,310
Fulton Financial Corp.	348,100	4,340,807
KeyCorp	488,300	11,782,679
Lincoln National Corp.	99,500	5,349,120
Marshall & Ilsley Corp.	84,400	2,108,312
Mercury General Corp.	82,800	4,130,892
National City Corp.	115,200	725,760
Northern Trust Corp.	25,600	1,897,216
State Street Corp.	23,000	1,659,220
SunTrust Banks, Inc.	121,900	6,795,925
Synovus Financial Corp.	414,500	4,907,680
T. Rowe Price Group, Inc.	71,800	4,204,608
U.S. Bancorp	764,700	25,915,683
Valley National Bancorp	90,174	1,730,439
Washington Mutual, Inc.	422,900	5,197,441
Wells Fargo & Co.	931,500	27,712,125

		197,214,022

Health Care—13.7%
Abbott Laboratories	388,100	20,472,275
Eli Lilly & Co.	472,400	22,741,336
Hill-Rom Holdings, Inc.	35,900	902,167
Johnson & Johnson	316,100	21,207,149
Medtronic, Inc.	37,400	1,820,632
Pfizer, Inc.	1,529,500	30,758,245

		97,901,804

Industrials—9.8%
3M Co.	184,200	14,164,980
Caterpillar, Inc.	128,500	10,521,580
Emerson Electric Co.	164,300	8,586,318
General Electric Co.	1,009,900	33,023,730
Leggett & Platt, Inc.	233,600	3,877,760

		70,174,368

Media—0.5%
Gannet Co., Inc.	60,500	1,731,510
New York Times Co. (The)	96,500	1,881,750

		3,613,260

Real Estate Investment Trust—2.6%
Duke Realty Corp.	130,500	3,186,810
General Growth Properties, Inc.	51,200	2,097,152
HCP, Inc.	60,500	2,159,850
Kimco Realty Corp.	50,500	2,015,455
Lexington Realty Trust	94,000	1,353,600
Liberty Property Trust	60,200	2,108,806
Realty Income Corp.	118,900	3,128,259
Vornado Realty Trust	29,200	2,718,228

		18,768,160

Portfolio Abbreviations

To simplify the listings of the Trusts’ portfolio holdings in each Trust’s Schedule of Investments, we have abbreviated certain descriptions according to the list on the right.

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London InterBank Offered Rate
MXN	Mexican Peso
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Technology—2.9%
Automatic Data Processing, Inc.	90,000	$3,978,000
Intl. Business Machines Corp.	50,100	6,047,070
Linear Technology Corp.	118,125	4,129,650
Pitney Bowes, Inc.	184,000	6,644,240

		20,798,960

Telecommunications—5.3%
AT&T, Inc.	934,700	36,182,237
CenturyTel, Inc.	62,900	2,041,105

		38,223,342

Total Common Stocks
(Cost—$694,664,684)—99.1%		710,127,304

Short-Term Securities	Shares	Value

Money Market Fund—0.8%
Fidelity Institutional Money Market Prime Portfolio, 2.59% (a)	5,943,300	$5,943,300

Total Short-Term Securities
(Cost—$5,943,300)—0.8%		5,943,300

Total Investments—99.9% (Cost—$700,607,984*)		716,070,604
Other Assets in Excess of Liabilities—0.1%		454,800

Net Assets—100.0%		$716,525,404

*	The cost and unrealized appreciation/depreciation of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$699,347,557

Gross unrealized appreciation	$89,345,865
Gross unrealized depreciation	(72,622,818)

Net unrealized appreciation	$16,723,047

(a)	Represents current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifica-tions for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	17

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—0.6%
General Dynamics Corp.	25,000	$2,260,500
United Technologies Corp.	38,200	2,768,354

		5,028,854

Basic Materials—1.3%
PPG Industries, Inc.(a)	86,500	5,308,505
RPM Intl., Inc.	266,800	5,949,640

		11,258,145

Building & Development—0.2%
Masco Corp.	110,800	2,017,668

Consumer Products—21.1%
Altria Group, Inc.(a)	532,000	10,640,000
Anheuser-Busch Cos., Inc.	210,000	10,332,000
Clorox Co.	74,000	3,922,000
Coca-Cola Co. (The)	592,900	34,904,023
Colgate-Palmolive Co.	55,000	3,888,500
Harley-Davidson, Inc.	114,725	4,388,231
Hillenbrand, Inc.	42,000	799,680
Home Depot, Inc.	450,000	12,960,000
Kimberly-Clark Corp.	198,000	12,670,020
McDonald’s Corp.	310,700	18,511,506
PepsiCo, Inc.	120,000	8,223,600
Philip Morris Intl., Inc.(a)	532,000	27,147,960
Procter & Gamble Co.(a)	221,000	14,818,050
Stanley Works (The)(a)	80,800	3,897,792
Universal Corp.	74,761	4,798,909
Wal-Mart Stores, Inc.	84,000	4,870,320

		176,772,591

Energy—12.7%
Atmos Energy Corp.(a)	81,000	2,242,080
Chevron Corp.	448,500	43,123,275
Consolidated Edison, Inc.	413,000	17,180,800
Exxon Mobil Corp.	94,300	8,776,501
FPL Group, Inc.	69,000	4,574,010
Integrys Energy Group, Inc.	92,000	4,405,880
Pinnacle West Capital Corp.	231,000	7,840,140
Progress Energy, Inc.	387,700	16,279,523
Vectren Corp.	79,000	2,234,120

		106,656,329

Financial Institutions—27.6%
American Capital Strategies Ltd.(b)	119,000	3,778,250
Associated Banc-Corp	82,000	2,318,140
Bank of America Corp.(a)	1,050,000	39,417,000
BB&T Corp.(a)	504,000	17,282,160
Citigroup, Inc.(a)	588,000	14,858,760
Comerica, Inc.	330,000	11,460,900
Fifth Third Bancorp	410,600	8,799,158
First Midwest Bancorp, Inc.	78,000	1,991,340
FirstMerit Corp.	104,000	2,134,080
FNB Corp.	149,700	2,314,362
Fulton Financial Corp.	409,000	5,100,230
KeyCorp	573,000	13,826,490
Lincoln National Corp.	117,000	6,289,920
Marshall & Ilsley Corp.	99,000	2,473,020
Mercury General Corp.	95,500	4,764,495
National City Corp.(b)	135,000	850,500
Northern Trust Corp.	30,000	2,223,300
State Street Corp.	27,000	1,947,780
SunTrust Banks, Inc.	143,000	7,972,250
Synovus Financial Corp.	487,000	5,766,080
T. Rowe Price Group, Inc.	84,000	4,919,040
U.S. Bancorp(a)	898,000	30,433,220

Common Stocks	Shares	Value

Financial Institutions—(concluded)
Valley National Bancorp	106,000	$2,034,140
Washington Mutual, Inc.(b)	496,000	6,095,840
Wells Fargo & Co.	1,088,000	32,368,000

		231,418,455

Health Care—13.7%
Abbott Laboratories(a)	456,000	24,054,000
Eli Lilly & Co.	555,000	26,717,700
Hill-Rom Holdings, Inc.	42,000	1,055,460
Johnson & Johnson	369,850	24,813,236
Medtronic, Inc.	44,000	2,141,920
Pfizer, Inc.(a)	1,796,000	36,117,560

		114,899,876

Industrials—9.8%
3M Co.(a)	213,300	16,402,770
Caterpillar, Inc.	151,000	12,363,880
Emerson Electric Co.	193,000	10,086,180
General Electric Co.(a)	1,186,000	38,782,200
Leggett & Platt, Inc.	274,000	4,548,400

		82,183,430

Media—0.5%
Gannet Co., Inc.	71,000	2,032,020
New York Times Co. (The)(b)	113,000	2,203,500

		4,235,520

Real Estate Investment Trust—2.7%
Duke Realty Corp.	142,800	3,487,176
General Growth Properties, Inc.	72,800	2,981,888
HCP, Inc.	71,000	2,534,700
Kimco Realty Corp.	70,200	2,801,682
Lexington Realty Trust	144,700	2,083,680
Liberty Property Trust	52,200	1,828,566
Realty Income Corp.	139,200	3,662,352
Vornado Realty Trust	32,450	3,020,771

		22,400,815

Technology—3.0%
Automatic Data Processing, Inc.	106,000	4,685,200
Intl. Business Machines Corp.	56,600	6,831,620
Linear Technology Corp.	159,300	5,569,128
Pitney Bowes, Inc.	216,000	7,799,760

		24,885,708

Telecommunications—5.4%
AT&T, Inc.(a)	1,097,000	42,464,870
CenturyTel, Inc.	74,000	2,401,300

		44,866,170

Total Common Stocks (Cost—$935,179,200)—98.6%		826,623,561

Short-Term Securities

Money Market Funds—3.7%
BlackRock Liquidity Series, LLC, Money Market Series, 2.85%(c)(d)(e)	11,808,800	11,808,800
Fidelity Institutional Money Market Prime Portfolio, 2.59%(c)	19,556,739	19,556,739

Total Short-Term Securities (Cost—$31,365,539)—3.7%		31,365,539

Options Purchased	Contracts

Outstanding Call Options Purchased—0.0%
General Electric Co., strike price $38, expires 05/19/08 (cost $9,500)	1,065	2,130

Total Investments Before Outstanding Options Written (Cost—$966,554,239*)—102.3%		857,991,230

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(1.2)%
3M Co., strike price $80, expires 05/19/08	(150)	$(4,875)
3M Co., strike price $83, expires 06/20/08	(81,000)	(36,944)
3M Co., strike price $85, expires 05/19/08	(215)	(1,612)
Abbott Laboratories, strike price $52.55, expires 05/16/08	(202,000)	(219,069)
Abbott Laboratories, strike price $56, expires 05/23/08	(235)	(5,111)
Abbott Laboratories, strike price $57.50, expires 05/19/08	(250)	(1,875)
Altria Group, Inc., strike price $22.50, expires 06/23/08	(305)	(1,677)
Altria Group, Inc., strike price $73.16, expires 05/30/08	(165,000)	(147,989)
Altria Group, Inc., strike price $76.75, expires 05/16/08	(63,000)	(5,248)
Altria Group, Inc., strike price $77.50, expires 06/20/08	(34,000)	(14,460)
American Capital Strategies Ltd., strike price $35.75, expires 05/30/08	(65,000)	(16,945)
Anheuser-Busch Cos., Inc., strike price $47, expires 05/23/08	(450)	(110,381)
Anheuser-Busch Cos., Inc., strike price $47, expires 05/30/08	(450)	(114,966)
Associated Banc-Corp, strike price $25.68, expires 05/23/08	(45,000)	(126,698)
AT&T, Inc., strike price $39, expires 05/16/08	(48,000)	(26,995)
AT&T, Inc., strike price $39, expires 05/30/08	(67,500)	(54,891)
AT&T, Inc., strike price $39, expires 06/20/08	(200,000)	(218,260)
AT&T, Inc., strike price $39.25, expires 06/27/08	(78,000)	(87,688)
AT&T, Inc., strike price $40, expires 05/19/08	(1,100)	(25,850)
AT&T, Inc., strike price $40, expires 06/23/08	(500)	(39,250)
AT&T, Inc., strike pricee $38.50, expires 05/23/08	(50,000)	(46,730)
Atmos Energy Corp., strike price $28.25, expires 06/30/08	(19,000)	(10,934)
Automatic Data Processing, Inc., strike price $40.30, expires 05/12/08	(58,000)	(230,486)
Bank of America Corp., strike price $40, expires 05/19/08	(420)	(8,400)
Bank of America Corp., strike price $42.50, expires 05/19/08	(1,602)	(8,010)
Bank of America Corp., strike price $45, expires 05/19/08	(1,500)	(5,250)
Bank of America Corp., Strike Price $46, expires 05/30/08	(100,000)	(6,550)
Bank of America Corp., Strike Price $47.50, expires 05/19/08	(500)	(1,000)
BB&T Corp., strike price $33, expires 05/16/08	(17,000)	(30,947)
BB&T Corp., strike price $37.50, expires 06/23/08	(1,350)	(74,250)
BB&T Corp., strike price $40, expires 05/19/08	(500)	(2,500)
BB&T Corp., strike price $40, expires 06/23/08	(250)	(3,750)
Caterpillar, Inc., strike price $75.26, expires 05/16/08	(64,000)	(443,168)
Caterpillar, Inc., strike price $76.90, expires 05/23/08	(19,000)	(111,091)
Centurytel, Inc., strike price $33.92, expires 05/23/08	(41,000)	(33,960)
Chevron Corp., strike price $85, expires 05/19/08	(340)	(382,500)
Chevron Corp., strike price $93.20, expires 06/20/08	(213,000)	(1,074,308)
Citigroup, Inc., strike price $27.50, expires 05/19/08	(1,000)	(13,500)
Citigroup, Inc., strike price $27.50, expires 06/23/08	(2,250)	(126,000)
Clorox Co., strike price $56.88, expires 05/23/08	(410)	(5,018)
Coca-Cola Co. (The), strike price $60, expires 06/30/08	(183,000)	(187,795)
Coca-Cola Co. (The), strike price $60.91, expires 06/09/08	(44,000)	(21,925)
Coca-Cola Co. (The), strike price $61, expires 06/20/08	(43,000)	(35,914)
Coca-Cola Co. (The), strike price $62.50, expires 05/19/08	(560)	(4,200)
Colgate-Palmolive Co., strike price $80, expires 06/23/08	(300)	(18,000)
Comerica, Inc., strike price $39.38, expires 05/12/08	(250)	(4,077)
Consolidated Edison, Inc., strike price $42.25, expires 06/20/08	(44,900)	(28,642)
Eli Lilly & Co., strike price $55, expires 05/19/08	(320)	(2,400)
Eli Lilly & Co., strike price $55, expires 07/21/08	(1,730)	(69,200)
Emerson Electric Co., strike price $50.17, expires 05/16/08	(49,000)	(125,386)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Emerson Electric Co., strike price $55, expires 06/23/08	(570)	$(57,000)
Exxon Mobil Corp., strike price $90, expires 05/19/08	(300)	(114,750)
Exxon Mobil Corp., strike price $95, expires 06/23/08	(230)	(55,545)
First Midwest Bancorp, Inc., strike price $28.62, expires 05/23/08	(21,500)	(6,072)
First Midwest Bancorp, Inc., strike price $28.62, expires 05/27/08	(21,500)	(7,538)
FirstMerit Corp., strike price $22.50, expires 06/23/08	(340)	(12,750)
FPL Group, Inc., strike price $61.50, expires 05/23/08	(38,000)	(186,968)
Fulton Financial Corp., strike price $13, expires 05/23/08	(48,600)	(16,845)
Fulton Financial Corp., strike price $13.24, expires 05/23/08	(63,000)	(17,312)
Gannet Co., Inc., strike price $30, expires 05/16/08	(39,000)	(19,293)
General Dynamics Corp., strike price $85, expires 05/19/08	(140)	(79,100)
General Electric Co., strike price $37.50, expires 05/23/08	(60,000)	(222)
General Electric Co., strike price $37.50, expires 06/23/08	(1,000)	(7,000)
General Electric Co., strike price $39, expires 05/23/08	(108,100)	(3,340)
General Growth Properties, Inc., strike price $45, expires 05/19/08	(200)	(6,000)
Harley-Davidson, Inc., strike price $37.50, expires 05/19/08	(230)	(36,800)
Harley-Davidson, Inc., strike price $40, expires 06/23/08	(400)	(46,000)
HCP, Inc., strike price $40, expires 06/23/08	(90)	(2,025)
HCP, Inc., strike price $40, expires 07/21/08	(300)	(15,000)
Hill-Rom Holdings, Inc., strike price $50.50, expires 05/23/08	(230)	(2,408)
Home Depot, Inc., strike price $27.50, expires 05/19/08	(2,000)	(335,000)
Home Depot, Inc., strike price $30, expires 05/19/08	(250)	(8,000)
Home Depot, Inc., strike price $35, expires 05/19/08	(250)	(1,750)
Intl. Business Machines Corp., strike price $118, expires 06/10/08	(10,000)	(51,131)
Intl. Business Machines Corp., strike price $120, expires 07/21/08	(50)	(27,000)
Intl. Business Machines Corp., strike price $125, expires 06/23/08	(150)	(28,500)
Johnson & Johnson, strike price $62.80, expires 05/12/08	(89,000)	(382,478)
Johnson & Johnson, strike price $65, expires 05/19/08	(215)	(48,375)
Johnson & Johnson, strike price $66.77, expires 05/23/08	(40,000)	(46,596)
Johnson & Johnson, strike price $67.17, expires 06/20/08	(53,000)	(72,944)
KeyCorp, strike price $22.50, expires 05/23/08	(1,040)	(203,840)
KeyCorp, strike price $22.50, expires 05/30/08	(1,040)	(214,698)
KeyCorp, strike price $24, expires 05/23/08	(107,000)	(104,560)
Kimberly-Clark Corp., strike price $70, expires 07/21/08	(140)	(2,450)
Kimco Realty Corp., strike price $40, expires 05/19/08	(120)	(16,500)
Kimco Realty Corp., strike price $42, expires 05/16/08	(26,600)	(13,750)
Leggett & Platt, Inc., strike price $16.16, expires 05/23/08	(151,000)	(140,370)
Lincoln National Corp., strike price $60, expires 05/19/08	(235)	(2,350)
Linear Technology Corp., strike price $32.50, expires 05/19/08	(400)	(102,000)
Linear Technology Corp., strike price $35, expires 06/23/08	(475)	(59,375)
Marshall & Ilsley Corp., strike price $22.50, expires 06/23/08	(550)	(159,500)
Masco Corp., strike price $20, expires 06/23/08	(610)	(30,500)
McDonald’s Corp., strike price $55, expires 06/23/08	(665)	(335,825)
McDonald’s Corp., strike price $57.50, expires 05/19/08	(840)	(205,800)
McDonald’s Corp., strike price $60, expires 06/23/08	(210)	(32,025)
Medtronic, Inc., strike price $48.50, expires 05/12/08	(240)	(19,603)
New York Times Co. (The), strike price $19.10, expires 05/23/08	(62,000)	(73,582)
Northern Trust Corp., strike price $69, expires 05/12/08	(170)	(91,343)
PepsiCo, Inc., strike price $69.60, expires 05/12/08	(66,000)	(36,049)
Pfizer, Inc., strike price $25, expires 06/23/08	(1,000)	(3,000)
PPG Industries, Inc., strike price $66.50, expires 06/10/08	(30,000)	(15,297)
PPG Industries, Inc., strike price $70, expires 05/19/08	(175)	(1,750)
Procter & Gamble Co., strike price $67.50, expires 06/23/08	(465)	(62,775)
Procter & Gamble Co., strike price $69, expires 05/23/08	(750)	(28,875)
Progress Energy, Inc., strike price $42.75, expires 06/20/08	(66,500)	(50,134)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	19

Schedule of Investments (concluded)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Progress Energy, Inc., strike price $45, expires 07/21/08	(800)	$(32,000)
Realty Income Corp., strike price $25, expires 06/23/08	(762)	(154,305)
RPM Intl., Inc., strike price $20, expires 05/19/08	(531)	(135,405)
RPM Intl., Inc., strike price $22.50, expires 05/19/08	(570)	(38,475)
RPM Intl., Inc., strike price $22.50, expires 05/30/08	(370)	(24,801)
Stanley Works (The), strike price $50, expires 05/16/08	(22,000)	(9,973)
Stanley Works (The), strike price $51.50, expires 06/17/08	(225)	(17,035)
State Street Corp., strike price $80, expires 05/19/08	(150)	(2,250)
SunTrust Banks, Inc., strike price $65, expires 05/19/08	(400)	(10,000)
Synovus Financial Corp., strike price $12.42, expires 05/23/08	(268,000)	(47,007)
T. Rowe Price Group, Inc., strike price $55, expires 05/19/08	(460)	(195,500)
U.S. Bancorp, strike price $35, expires 06/23/08	(2,500)	(187,500)
U.S. Bancorp, strike price $36, expires 05/16/08	(159,000)	(10,065)
U.S. Bancorp, strike price $37.50, expires 06/23/08	(100)	(1,500)
United Technologies Corp., strike price $71, expires 05/30/08	(210)	(59,048)
Universal Corp., strike price $55, expires 05/19/08	(170)	(158,950)
Universal Corp., strike price $65, expires 06/23/08	(240)	(79,200)
Valley National Bancorp, strike price $20, expires 05/23/08	(58,000)	(19,621)
Vectren Corp., strike price $28.80, expires 06/16/08	(43,000)	(25,675)

Options Written	Contracts	Value

Outstanding Call Options Written—(concluded)
Vornado Realty Trust, strike price $95, expires 06/23/08	(180)	$(63,450)
Wal-Mart Stores, Inc., strike price $51, expires 05/23/08	(275)	(198,792)
Wal-Mart Stores, Inc., strike price $52.50, expires 06/23/08	(185)	(109,150)
Washington Mutual, Inc., strike price $17.60, expires 06/20/08	(50,000)	(1,450)
Wells Fargo & Co., strike price $31, expires 06/17/08	(500)	(46,595)
Wells Fargo & Co., strike price $32.50, expires 06/23/08	(750)	(31,875)
Wells Fargo & Co., strike price $33, expires 06/20/08	(75,000)	(29,332)
Wells Fargo & Co., strike price $35, expires 05/23/08	(118,400)	(11,852)

Total Outstanding Call Options Written		(9,777,174)

Outstanding Put Options Written—(0.0)%
3M Co., strike price $80, expires 05/19/08	(25)	(8,375)
Exxon Mobil Corp., strike price $90, expires 05/19/08	(25)	(2,575)
Intl. Business Machines Corp., strike price $120, expires 05/19/08	(20)	(4,100)

Total Outstanding Put Options Written		(15,050)

Total Outstanding Options Written (Premium Received—$11,100,465)—(1.2)%		(9,792,224)

Total Investments Net of Outstanding Options Written—101.1%		848,199,006
Liabilities in Excess of Other Assets—(1.1)%		(9,371,637)

Net Assets—100.0%		$838,827,369

*	The cost and unrealized appreciation/depreciation of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$975,547,172

Gross unrealized appreciation	$12,472,759
Gross unrealized depreciation	(130,028,701)

Net unrealized depreciation	$(117,555,942)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Security, or a portion of security, is on loan.
(c)	Represents current yield as of report date.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Interest Income

BlackRock Liquidity Series, LLC, Money Market Series	$11,808,800	$108,080

(e)	Security purchased with the cash proceeds from securities loaned.

•

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Automotive—2.1%
Genuine Parts Co.	182,400	$7,744,704

Basic Materials—2.5%
RPM Intl., Inc.	172,000	3,835,600
Sonoco Products Co.	108,600	3,578,370
Stepan Co.	47,600	1,872,584

		9,286,554

Building & Development—3.9%
ABM Industries, Inc.	82,200	1,721,268
D.R. Horton, Inc.	435,100	6,739,699
Masco Corp.	312,600	5,692,446

		14,153,413

Consumer Products—18.7%
Avery Dennison Corp.	138,800	6,688,772
Clorox Co.	134,000	7,102,000
H&R Block, Inc.	343,500	7,512,345
Harley-Davidson, Inc.	187,800	7,183,350
Hillenbrand, Inc.(a)	64,000	1,218,560
HNI Corp.	73,300	1,595,741
Lancaster Colony Corp.	51,600	1,970,604
Meridian Bioscience, Inc.	106,000	2,854,580
Polaris Industries, Inc.	76,800	3,575,040
Sherwin-Williams Co. (The)	129,000	7,136,280
Stanley Works (The)	69,800	3,367,152
SUPERVALU, INC.	195,500	6,471,050
Talbots, Inc.	130,500	1,047,915
Universal Corp.	57,400	3,684,506
VF Corp.	94,100	6,999,158

		68,407,053

Energy—15.9%
American States Water Co.	50,400	1,765,008
Aqua America, Inc.	216,500	3,990,095
Atmos Energy Corp.	174,200	4,821,856
Black Hills Corp.	99,200	3,869,792
California Water Service Group	46,400	1,795,680
Integrys Energy Group, Inc.	97,900	4,688,431
MDU Resources Group, Inc.	146,000	4,215,020
MGE Energy, Inc.	54,200	1,885,618
National Fuel Gas Co.	76,800	3,930,624
New Jersey Resources Corp.	70,500	2,245,425
Northwest Natural Gas Co.	42,600	1,911,462
Otter Tail Corp.	51,500	1,909,620
Peidmont Natural Gas Co.	139,300	3,662,197
Pinnacle West Capital Corp.	106,700	3,621,398
UGI Corp.	151,200	3,931,200
Vectren Corp.	175,300	4,957,484
WGL Holdings, Inc.	149,000	4,887,200

		58,088,110

Financial Institutions—32.0%
American Capital Strategies Ltd.	212,700	6,753,225
Arthur J. Gallagher & Co.	115,500	2,837,835
Associated Banc-Corp	140,800	3,980,416
BancorpSouth, Inc.	156,900	3,770,307
Bank of Hawaii Corp.	64,500	3,536,535
Chemical Financial Corp.	76,600	1,859,848
Cincinnati Financial Corp.	190,842	6,851,228
Comerica, Inc.	151,100	5,247,703
Commerce Group, Inc.	101,200	3,687,728
Community Bank System, Inc.	74,600	1,901,554
Erie Indemnity Co., Class A	41,940	2,240,435
First Busey Corp.	86,200	1,709,346

Common Stocks	Shares	Value

Financial Institutions—(concluded)
First Charter Corp.	84,400	$2,564,072
First Financial Holdings, Inc.	61,000	1,464,610
FirstMerit Corp.	174,400	3,578,688
FNB Corp.	114,100	1,763,986
Fulton Financial Corp.	244,125	3,044,239
Harleysville Group, Inc.	50,000	1,822,500
Harleysville National Corp.	63,800	922,548
KeyCorp	310,500	7,492,365
M&T Bank Corp.	77,400	7,216,002
Marshall & Ilsley Corp.	227,198	5,675,406
Mercury General Corp.	73,600	3,671,904
Old National Bancorp	101,200	1,731,532
Old Republic Intl. Corp.	211,000	3,027,850
Park National Corp.	25,200	1,915,452
S&T Bancorp, Inc.	59,800	2,037,386
South Financial Group, Inc. (The)	148,300	895,732
Susquehanna Bancshares, Inc.	78,900	1,569,321
Synovus Financial Corp.	285,400	3,379,136
TCF Financial Corp.	150,000	2,610,000
Trustmark Corp.	80,900	1,762,002
United Bankshares, Inc.	67,900	1,975,211
Valley National Bancorp	183,886	3,528,772
Washington Federal, Inc.	161,810	3,852,696
WesBanco, Inc.	68,400	1,471,284
Wilmington Trust Corp.	112,200	3,689,136

		117,037,990

Health Care—0.4%
Hill-Rom Holdings, Inc.	64,000	1,608,320

Industrials—6.9%
Bemis Co., Inc.	146,500	3,852,950
Leggett & Platt, Inc.	193,300	3,208,780
LSI Industries, Inc.	131,500	1,441,240
McGrath RentCorp	74,600	1,926,918
Vulcan Materials Co.	97,600	6,716,832
W.W. Grainger, Inc.	92,000	7,977,320

		25,124,040

Media—2.4%
Gannet Co., Inc.	189,900	5,434,938
New York Times Co. (The)	169,800	3,311,100

		8,746,038

Real Estate Investment Trust—9.7%
CBL & Associates Properties, Inc.	94,000	2,302,060
Developers Diversified Realty Corp.	62,100	2,667,195
Duke Realty Corp.	91,000	2,222,220
EastGroup Properties, Inc.	44,400	2,118,324
HCP, Inc.	97,300	3,473,610
Lexington Realty Trust	132,000	1,900,800
Liberty Property Trust	71,500	2,504,645
National Retail Properties, Inc.	148,200	3,395,262
Realty Income Corp.	122,700	3,228,237
UDR, Inc.	120,800	3,053,824
Universal Health Realty Income Trust	89,200	2,991,768
Washington Real Estate Investment Trust	70,500	2,504,865
Weingarten Realty Investors	81,150	2,993,623

		35,356,433

Technology—4.1%
Linear Technology Corp.	222,800	7,789,088
Pitney Bowes, Inc.	197,700	7,138,947

		14,928,035

Total Common Stocks
(Cost—$362,408,852)—98.6%		360,480,690

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	21

Schedule of Investments (concluded)	BlackRock Strategic Dividend AchieversTM Trust (BDT)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

Money Market Fund—1.4%

Fidelity Institutional Money Market Prime Portfolio, 2.59% (b)	4,918,369	$4,918,369

Total Short-Term Securities
(Cost—$4,918,369)—1.4%		4,918,369

Total Investments—100% (Cost—$367,327,221*)		365,399,059
Other Assets in Excess of Liabilities—0.0%		60,691

Net Assets—100.0%		$365,459,750

*	The cost and unrealized appreciation/depreciation of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$366,018,356

Gross unrealized appreciation	$37,725,377
Gross unrealized depreciation	(38,344,674)

Net unrealized depreciation	$(619,297)

(a)	Non-income producing security.
(b)	Represents current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Agriculture—6.2%
ABB Grain Ltd.	160,000	$1,506,509
Agria Corp. (ADR)(a)	100,000	433,000
Archer Daniels Midland Co.(b)	58,500	2,577,510
BrasilAgro - Companhia Brasileira de Propriedades Agricolas(a)	324,200	2,106,461
Bunge Ltd.	29,400	3,354,246
Cresud S.A. (ADR)	75,000	1,226,250
IOI Corp. Bhd	500,000	1,154,937
SLC Agricola S.A.	95,400	1,807,905

		14,166,818

Auto Parts & Equipment—0.5%
Johnson Controls, Inc.(b)	33,000	1,163,580

Biotechnology—0.5%
Novozymes A/S	13,500	1,224,252

Building Materials—0.1%
Kingspan Group Plc	23,600	272,283

Chemicals—25.0%
Agrium, Inc.	23,850	1,884,150
CF Industries Holdings, Inc.	19,600	2,620,520
Incitec Pivot Ltd.	20,000	3,042,350
Israel Chemicals Ltd.	117,000	2,150,873
Johnson Matthey Plc	97,200	3,847,774
K+S AG	11,400	4,706,240
Makhteshim-Agan Industries Ltd.	175,000	1,606,223
Monsanto Co.	48,200	5,495,764
Mosaic Co. (The)(a)	52,450	6,425,650
Nufarm Ltd.	100,000	1,680,932
Potash Corp. of Saskatchewan	35,000	6,438,250
Sinofert Holdings Ltd.	4,611,000	3,517,496
Syngenta AG	7,600	2,258,758
Umicore	224,645	11,941,708

		57,616,688

Commercial Services—0.5%
Quanta Services, Inc.(b)		1,088,140

Electric—5.3%
FPL Group, Inc.(b)	39,200	2,598,568
Hera S.p.A.	458,000	1,725,790
Iberdrola S.A.	188,800	2,751,104
Ormat Technologies, Inc.(b)(c)	25,000	1,232,500
Suez S.A.(a)	56,000	3,945,869

		12,253,831

Electrical Components & Equipment—6.8%
American Superconductor Corp.(c)	64,700	1,635,616
Gamesa Corp. Tecnologica S.A.	87,900	4,244,341
General Cable Corp.(a)(b)	16,800	1,125,600
Nordex AG(a)	20,600	872,134
Vestas Wind Systems A/S(a)	72,200	7,828,142

		15,705,833

Electronics—3.8%
Itron, Inc.(a)(b)(c)	55,700	5,184,556
Trimble Navigation Ltd.(a)	50,000	1,639,500
Watts Water Technologies, Inc.	73,100	1,964,197

		8,788,253

Energy-Alternate Sources—7.4%
D1 Oils Plc(a)	360,099	187,324
First Solar, Inc.(a)(b)	7,800	2,277,522
Iberdrola Renovables(a)	300,000	2,178,224
Q-Cells AG(a)	31,400	3,610,263
Renewable Energy Corp. AS(a)	52,700	1,783,223
Solarworld AG	82,500	4,381,765

Common Stocks	Shares	Value

Energy-Alternate Sources—(concluded)
SunPower Corp., Class A(a)(c)	20,000	$1,745,400
Suntech Power Holdings Co. Ltd. (ADR)(a)(b)	21,400	957,222

		17,120,943

Engineering & Construction—1.7%
Acciona S.A.	5,750	1,632,669
Layne Christensen Co.(a)	13,500	576,045
Shaw Group, Inc. (The)(a)(b)	35,000	1,729,700

		3,938,414

Environmental Control—6.2%
China Water Affairs Group Ltd.(a)	4,822,000	1,601,277
Christ Water Technology AG(a)	72,000	1,112,051
Hyflux Ltd.	844,000	2,140,176
Kurita Water Industries Ltd.	88,200	3,154,561
Nalco Holding Co.	88,300	2,030,017
Rentech, Inc.(a)(c)	500,000	630,000
Tetra Tech, Inc.(a)	123,900	2,618,007
Tianjin Capital Environmental Protection(a)	2,420,000	901,015

		14,187,104

Food—2.4%
Cosan Ltd.(a)	135,000	1,790,100
Orkla ASA	82,200	1,083,737
Sao Martinho S.A.	132,000	2,025,027
SunOpta, Inc.(a)(c)	90,000	497,700

		5,396,564

Forest Products & Paper—3.9%
Aracruz Celulose S.A. (ADR)	30,600	2,466,360
Plum Creek Timber Co., Inc. (REIT)	75,000	3,063,000
Precious Woods Holding AG(a)	20,000	2,309,846
Rayonier, Inc. (REIT)	28,000	1,176,840

		9,016,046

Investment Company—0.8%
Climate Exchange Plc(a)	47,500	1,708,984

Machinery—3.4%
AGCO Corp.(c)	57,550	3,460,481
CNH Global N.V.	24,000	1,035,360
Deere & Co.	30,000	2,522,100
IDEX Corp.	20,500	752,145

		7,770,086

Metal Fabricate/Hardware—0.7%
Mueller Water Products, Inc.	203,900	1,618,966

Miscellaneous Manufacturing—1.5%
Pentair, Inc.	67,200	2,474,976
Roper Industries, Inc.	17,100	1,062,252

		3,537,228

Oil & Gas—0.9%
Cheniere Energy, Inc.(a)(c)	12,500	121,750
Sasol Ltd.	33,500	1,899,702

		2,021,452

Semiconductors—0.5%
MEMC Electronic Materials, Inc.(a)(b)	19,000	1,196,430

Transportation—0.5%
All America Latina Logistica S.A.	88,000	1,148,839

Water—14.1%
American States Water Co.	57,500	2,013,650
American Water Works Co., Inc.	62,400	1,314,768
Aqua America, Inc.	150,100	2,766,343
Artesian Resources Corp., Class A	39,400	731,264
Athens Water Supply & Sewage Co. S.A. (The)	90,700	1,518,546
California Water Service Group	58,300	2,256,210
Cia de Saneamento Basico do Estado de Sao Paulo	54,000	1,374,528
Cia de Saneamento de Minas Gerais-COPASA	107,000	1,776,681

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	23

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Water—(concluded)
Inversiones Aguas Metropolitanas S.A.	1,500,000	$1,914,963
Manila Water Co., Inc.	5,610,000	2,346,275
Northumbrian Water Group Plc	430,900	2,783,563
Pennon Group Plc	215,200	2,699,343
Severn Trent Plc	113,500	3,277,635
Southwest Water Co.	59,200	659,488
United Utilities Plc	118,000	1,673,990
Veolia Environnement	45,600	3,284,595

		32,391,842

Total Common Stocks (Cost—$205,916,205)—92.7%		213,332,576

Short-Term Investments

Money Market Funds—7.6%
BlackRock Liquidity Series, LLC, Money Market Series, 2.85%(d)(e)(f)	9,614,800	9,614,800
Fidelity Institutional Money Market Prime Portfolio, 2.59%(d)	7,952,996	7,952,996

Total Money Market Funds		17,567,796

	Principal Amount

U.S. Government and Agency Discount Notes—3.0%
Federal Home Loan Bank Discount Notes,1.60%-1.75%, 05/01/08(g)	$6,900,000	6,900,000

Total Short-Term Investments (Cost—$24,467,796)—10.6%		24,467,796

Options Purchased	Contracts

Outstanding Call Options Purchased—2.5%
All America Latina Logistica S.A., strike price $0.00001, expires 06/30/08	45,000	587,651
BrasilAgro - Companhia Brasileira de Propriedades Agricolas, strike price $0.000001, expires 06/30/08	201,000	1,306,379
Christ Water Technology AG, strike price 0.000001 EUR, expires 06/30/08	30,000	463,336
Cia de Saneamento Basico do Estado de Sao Paulo, strike price $0.00001, expires 06/30/08	27,000	676,096
Cia de Saneamento de Minas Gerais-COPASA, strike price $0.00001, expires 06/30/08	53,000	886,679
Israel Chemicals Ltd., strike price 0.000001 ILS, expires 06/30/08	27,000	496,339
Sao Martinho S.A., strike price $0.00001, expires 06/30/08	50,000	782,330
Sao Martinho S.A., strike price $0.00011, expires 06/30/08	3,000	46,940
SLC Agricola S.A., strike price $0.000001, expires 06/30/08	24,600	464,849

Total Outstanding Call Options Purchased (Cost—$5,199,164)—2.5%		5,710,599

Total Investments Before Outstanding Options Written (Cost—$235,583,165*)—105.8%		243,510,971

Options Written

Outstanding Call Options Written—(1.4)%
Acciona S.A., strike price 180 EUR, expires 05/08/08	(1,900)	(18,594)
AGCO Corp., strike price $65, expires 05/19/08	(90)	(6,525)
AGCO Corp., strike price $70, expires 05/19/08	(100)	(1,750)
Agrium, Inc., strike price $100, expires 07/21/08	(10)	(2,550)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Agrium, Inc., strike price $75, expires 05/19/08	(33)	$(21,615)
All America Latina Logistica S.A., strike price $18.59, expires 06/30/08	(45,000)	(96,962)
American Superconductor Corp., strike price $25, expires 05/19/08	(210)	(30,450)
Aracruz Celulose S.A. (ADR), strike price $80, expires 05/19/08	(70)	(18,550)
Aracruz Celulose S.A. (ADR), strike price $80, expires 06/23/08	(30)	(13,800)
Archer Daniels Midland Co., strike price $42, expires 05/23/08	(19,500)	(56,609)
Athens Water Supply & Sewage Co. S.A. (The), strike price 11.02 EUR, expires 05/08/08	(30,000)	(12,197)
BrasilAgro - Companhia Brasileira de Propriedades Agricolas, strike price $11.61, expires 06/30/08	(201,000)	(29,869)
Bunge Ltd., strike price $105.88, expires 05/23/08	(10,000)	(111,708)
California Water Service Group, strike price $40.20, expires 05/16/08	(19,250)	(10,622)
CF Industries Holdings, Inc., strike price $120, expires 05/19/08	(66)	(103,290)
Cia de Saneamento Basico do Estado de Sao Paulo, strike price $40.54, expires 06/30/08	(27,000)	(55,903)
Cia de Saneamento de Minas Gerias-COPASA, strike price $27.09, expires 06/30/08	(53,000)	(69,011)
Climate Exchange Plc, strike price 10.73 GBP, expires 05/13/08	(5,700)	(83,521)
Climate Exchange Plc, strike price 13.04 GBP, expires 05/09/08	(10,000)	(100,580)
CNH Global N.V., strike price $55, expires 05/19/08	(80)	(1,400)
Cosan Ltd., strike price $13.24, expires 05/23/08	(25,000)	(20,052)
Cosan Ltd., strike price $14.33, expires 05/16/08	(20,000)	(5,546)
Deere & Co., strike price $85, expires 05/19/08	(100)	(28,750)
First Solar, Inc., strike price $230, expires 06/23/08	(15)	(103,125)
First Solar, Inc., strike price $240, expires 05/19/08	(10)	(53,150)
FPL Group, Inc., strike price $67.44, expires 06/20/08	(13,000)	(23,754)
Gamesa Corp. Tecnologica S.A., strike price 27.62 EUR, expires 05/09/08	(29,000)	(152,604)
General Cable Corp., strike price $70, expires 05/19/08	(50)	(6,750)
Hera S.p.A., strike price 3.10 EUR, expires 05/13/08	(151,000)	(2)
Hyflux Ltd., strike price 3.58 SGD, expires 05/28/08	(280,000)	(27,195)
Iberdrola S.A., strike price 9.76 EUR, expires 05/13/08	(62,000)	(6,880)
Incitec Pivot Ltd., strike price 140.87 AUD, expires 05/08/08	(6,600)	(127,584)
IOI Corp. Bhd, strike price $8.25, expires 05/28/08	(165,000)	(5,412)
Israel Chemicals Ltd., strike price 54.51 ILS, expires 06/30/08	(27,000)	(79,892)
Itron, Inc., strike price $101.83, expires 05/30/08	(8,500)	(22,334)
Itron, Inc., strike price $95, expires 05/19/08	(100)	(52,500)
Johnson Matthey Plc, strike price 20.25 GBP, expires 05/13/08	(13,200)	(12,377)
Johnson Matthey Plc, strike price 20.52 GBP, expires 06/17/08	(19,000)	(34,967)
K+S AG, strike price 195 EUR, expires 05/16/08	(10)	(101,028)
K+S AG, strike price 235 EUR, expires 06/17/08	(660)	(34,579)
K+S AG, strike price 280 EUR, expires 06/20/08	(23)	(51,596)
Kingspan Group Plc, strike price 9.66 EUR, expires 05/08/08	(5,000)	—
Kurita Water Industries Ltd., strike price 3,724.96 JPY, expires 05/28/08	(29,100)	(51,551)
Makhteshim-Agan Industries Ltd., strike price 32.15 ILS, expires 06/30/08	(58,000)	(29,171)
Manila Water Co., Inc., strike price $17.98, expires 05/07/08	(1,851,000)	(8,515)

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
MEMC Electronic Materials, Inc., strike price $90, expires 05/19/08	(63)	$(472)
Monsanto Co., strike price $125, expires 05/19/08	(100)	(13,750)
Monsanto Co., strike price $130, expires 06/23/08	(60)	(18,900)
Mosaic Co. (The), strike price $120, expires 05/19/08	(125)	(96,875)
Mosaic Co. (The), strike price $135, expires 06/23/08	(50)	(32,500)
Northumbrian Water Group Plc, strike price 3.56 GBP, expires 05/08/08	(142,000)	(1,111)
Nufarm Ltd., strike price 15.79 AUD, expires 05/08/08	(30,000)	(58,092)
Ormat Technologies, Inc., strike price $50, expires 06/23/08	(83)	(20,957)
Pennon Group Plc, strike price 6.58 GBP, expires 05/08/08	(71,000)	(2,132)
Pentair, Inc., strike price $33.05, expires 05/23/08	(9,700)	(37,735)
Pentair, Inc., strike price $37, expires 06/20/08	(12,500)	(19,269)
Plum Creek Timber Co., Inc. (REIT), strike price $42.50, expires 06/20/08	(6,800)	(7,192)
Plum Creek Timber Co., Inc. (REIT), strike price $45, expires 05/19/08	(180)	(4,050)
Potash Corp. of Saskatchewan, strike price $170, expires 05/19/08	(85)	(154,275)
Q-Cells AG, strike price 62.27 EUR, expires 05/08/08	(10,500)	(170,814)
Quanta Services, Inc., strike price $25, expires 05/19/08	(135)	(27,337)
Rayonier, Inc. (REIT), strike price $45, expires 05/19/08	(100)	(2,750)
Roper Industries, Inc., strike price $65, expires 05/19/08	(50)	(3,250)
Sao Martinho S.A., strike price $27.31, expires 06/30/08	(50,000)	(52,140)
Sao Martinho S.A., strike price $28.65, expires 06/30/08	(3,000)	(2,321)
Severn Trent Plc, strike price 14.65 GBP, expires 05/08/08	(37,500)	(14,109)
Shaw Group, Inc. (The), strike price $57.50, expires 06/20/08	(11,500)	(14,894)
Sinofert Holdings Ltd., strike price 7.55 HKD, expires 05/07/08	(650,000)	(7)
Sinofert Holdings Ltd., strike price 7.87 HKD, expires 05/28/08	(870,000)	(7,593)
SLC Agricola S.A., strike price $26.01, expires 05/23/08	(15,000)	(50,556)
SLC Agricola S.A., strike price $30, expires 06/30/08	(25)	(53,898)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Solarworld AG, strike price 38 EUR, expires 05/08/08	(27,200)	$(2,118)
Southwest Water Co., strike price $12.75, expires 05/23/08	(19,500)	(778)
Suez S.A., strike price 43.69 EUR, expires 05/09/08	(18,500)	(46,744)
SunPower Corp, Class A, strike price $100, expires 06/23/08	(30)	(11,700)
SunPower Corp, Class A, strike price $95, expires 05/19/08	(31)	(6,200)
Suntech Power Holdings Co. Ltd. (ADR), strike price $45, expires 05/19/08	(75)	(18,562)
Tetra Tech, Inc., strike price $21, expires 05/23/08	(41,000)	(39,549)
Trimble Navigation Ltd., strike price $28.29, expires 06/20/08	(11,500)	(58,177)
Trimble Navigation Ltd., strike price $30, expires 05/19/08	(50)	(15,750)
Umicore, strike price 32.98 EUR, expires 06/17/08	(37,500)	(164,217)
Umicore, strike price 35.44 EUR, expires 05/13/08	(75,000)	(77,622)
United Utilities Plc, strike price 7.30 GBP, expires 05/08/08	(39,000)	(3,002)
Veolia Environnement, strike price 60.48 EUR, expires 05/08/08	(13,600)	—
Vestas Wind Systems A/S, strike price 541.30 DKK, expires 05/08/08	(23,800)	(17,761)
Watts Water Technologies, Inc., strike price $31.40, expires 05/23/08	(20,000)	(679)

Total Outstanding Call Options Written		(3,214,658)

Outstanding Put Options Written—(0.0)%
Hera S.p.A., strike price 2.50 EUR, expires 05/13/08	(85,000)	(16,710)
Potash Corp. of Saskatchewan, strike price $185, expires 05/19/08	(45)	(41,175)
Veolia Environnement, strike price 44 EUR, expires 05/16/08	(45)	(3,867)

Total Outstanding Put Options Written		(61,752)

Total Outstanding Options Written (Premium Received—$3,065,911)—(1.4)%		(3,276,410)

Total Investments Net of Outstanding Options Written—104.4%		240,234,561
Liabilities in Excess of Other Assets—(4.4)%		(10,118,103)

Net Assets—100.0%		$230,116,458

*	The cost and unrealized appreciation/depreciation of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$235,594,943

	Gross unrealized appreciation	$24,663,530
	Gross unrealized depreciation	(16,747,502)

	Net unrealized appreciation	$7,916,028

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Represents current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

	Affiliate	Net Activity	Interest Income

	BlackRock Liquidity Series, LLC, Money Market Series	$9,614,800	$17,642

(f)	Security purchased with the cash proceeds from securities loaned.
(g)	Rate shown is the yield to maturity as of the date of purchase.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	25

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Global Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals—1.9%
Potash Corp. of Saskatchewan	117,900	$21,687,705

Coal—12.2%
Arch Coal, Inc.(a)	507,200	29,092,992
Consol Energy, Inc.(a)	528,821	42,813,348
Massey Energy Co.(a)	682,900	35,736,157
Patriot Coal Corp.(b)(c)	35,500	2,344,775
Peabody Energy Corp.	480,200	29,354,626
Penn Virginia GP Holdings LP	100,880	2,801,438

		142,143,336

Commercial Services—0.3%
MYR Group, Inc.(c)(d)(e)	269,231	4,038,465

Electric—2.1%
NRG Energy, Inc.(b)(c)	542,500	23,842,875

Gas—1.1%
Keyera Facilities Income Fund	613,800	12,768,454

Metal Fabricate/Hardware—0.5%
Tenaris S.A. (ADR)	104,600	5,544,846

Mining—3.4%
BHP Billiton Ltd. (ADR)(a)	207,100	16,704,686
Cameco Corp.	59,800	2,092,402
Goldcorp, Inc.	247,736	8,849,130
Silver Wheaton Corp.(c)	146,700	1,946,709
Teck Cominco Ltd., Class B	132,600	5,769,568
Zinifex Ltd.	470,700	4,478,249

		39,840,744

Oil & Gas—44.2%
Apache Corp.(a)	190,000	25,589,200
BG Group Plc	468,673	11,438,060
BJ Services Co.	304,300	8,602,561
Cabot Oil & Gas Corp.	231,000	13,160,070
Canadian Natural Resources Ltd.(a)	70,200	5,967,000
Chesapeake Energy Corp.(a)	295,400	15,272,180
Compton Petroleum Corp.(c)	196,200	2,255,979
Crescent Point Energy Trust	744,100	23,872,377
Crew Energy, Inc.(c)	219,400	3,150,158
Delta Petroleum Corp.(b)(c)	904,600	22,198,884
Devon Energy Corp.	97,800	11,090,520
Diamond Offshore Drilling, Inc.	76,000	9,531,160
EnCana Corp.	84,700	6,844,607
EOG Resources, Inc.	184,200	24,034,416
EV Energy Partner LP	111,360	2,975,539
EXCO Resources, Inc.(c)	1,232,900	27,518,328
Forest Oil Corp.(b)(c)	219,900	12,958,707
Galleon Energy, Inc.(c)	258,900	4,557,936
Helmerich & Payne, Inc.	340,300	18,291,125
Hess Corp.	90,000	9,558,000
Newfield Exploration Co.(c)	441,400	26,819,464
Noble Corp.	293,100	16,495,668
Occidental Petroleum Corp.	189,700	15,784,937
Penn Virginia Corp.	676,200	35,500,500
Petroleo Brasileiro S.A. (ADR)	205,500	24,951,810
Plains Exploration & Production Co.(c)	293,200	18,260,496
Pride Intl., Inc.(a)(c)	98,200	4,168,590
Quicksilver Resources, Inc.(b)(c)	197,200	8,181,828
Range Resources Corp.	253,900	16,853,882
Southwestern Energy Co.(c)	400,600	16,949,386
StatoilHydro ASA	403,957	14,532,778
Suncor Energy, Inc.	89,100	10,040,679
Talisman Energy, Inc.	471,100	9,601,018
Total S.A. (ADR)(a)	139,600	11,726,400
TXCO Resources, Inc.(b)(c)	65,000	830,700

Common Stocks	Shares	Value

Oil & Gas—(concluded)
Vermilion Energy Trust	399,900	$15,752,192
Warren Resources, Inc.(c)	128,264	1,575,082
XTO Energy, Inc.	106,650	6,597,369

		513,489,586

Oil & Gas Services—12.0%
Cameron Intl. Corp.(c)	150,800	7,423,884
Core Laboratories N.V.(c)	51,931	6,505,916
FMC Technologies, Inc.(b)(c)	144,000	9,676,800
Halliburton Co.	216,900	9,957,879
Helix Energy Solutions Group, Inc.(b)(c)	140,800	4,864,640
National Oilwell Varco, Inc.(c)	292,316	20,009,030
Saipem S.p.A.	265,200	11,598,491
SBM Offshore N.V.	115,100	4,387,120
Schlumberger Ltd.	221,400	22,261,770
Transocean, Inc.(b)(c)	152,000	22,413,920
Weatherford Intl. Ltd.(c)	253,624	20,459,848

		139,559,298

Pipelines—11.4%
AltaGas Income Trust	451,400	10,846,867
Atlas Pipeline Partners LP	70,100	2,998,878
Buckeye Partners LP	51,600	2,545,428
Enbridge Energy Partners LP	73,200	3,668,784
Energy Transfer Partners LP	320,700	16,204,971
Enterprise Products Partners LP(a)	284,505	8,885,091
Equitable Resources, Inc.	312,500	20,740,625
MarkWest Energy Partners LP	128,800	4,598,160
ONEOK Partners LP	145,800	8,463,690
ONEOK, Inc.	165,500	7,963,860
Pembina Pipeline Income Fund	265,500	4,481,680
Plains All American Pipeline LP	116,400	5,620,956
Questar Corp.	225,100	13,962,953
Spectra Energy Income Fund	444,500	4,965,371
Targa Resources Partners LP	300,000	7,251,000
Williams Partners LP(a)	245,200	8,861,528

		132,059,842

Transportation—6.8%
Genco Shipping & Trading Ltd.(b)	238,600	16,141,290
OceanFreight, Inc.	860,100	19,472,664
Paragon Shipping, Inc., Class A	930,100	15,988,419
Seaspan Corp.	390,400	10,376,832
Ship Finance Intl. Ltd.	546,000	16,554,720

		78,533,925

Total Common Stocks (Cost—$710,034,575)—95.9%		1,113,509,076

Short-Term Securities

Money Market Funds—11.9%
BlackRock Liquidity Series, LLC, Money Market Series, 2.85%(f)(g)(h)	81,873,600	81,873,600
Fidelity Institutional Money Market Prime Portfolio, 2.59%(f)	56,160,494	56,160,494

Total Money Market Funds		138,034,094

	Principal Amount

U.S. Government and Agency Discount Notes—0.4%
Federal Home Loan Bank Disc. Notes, 1.75%, 05/01/08(i)	$4,400,000	4,400,000

Total Short-Term Securities (Cost—$142,434,094)—12.3%		142,434,094

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Global Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Outstanding Call Options Purchaed—0.5%
Apache Corp., strike price $140, expires 11/03/08	50,000	$602,000
Devon Energy Corp., strike price $120, expires 11/03/08	25,000	237,552
Diamond Offshore Drilling, Inc., strike price $137, expires 11/03/08	20,000	174,558
Genco Shipping & Trading Ltd., strike price $60, expires 07/21/08	600	636,000
Genco Shipping & Trading Ltd., strike price $66.92, expires 11/03/08	170,000	1,626,169
Massey Energy Co., strike price $51.92, expires 11/03/08	100,000	882,450
Peabody Energy Corp., strike price $59.45, expires 11/03/08	50,000	472,435
Peabody Energy Corp., strike price $60, expires 06/23/08	500	240,000
Potash Corp. of Saskatchewan, strike price $150, expires 06/23/08	100	383,000
Transocean, Inc., strike price $125, expires 05/19/08	250	567,500
Transocean, Inc., strike price $135, expires 11/24/08	250	595,000

Total Outstanding Options Purchased (Cost—$5,984,526)—0.5%		6,416,664

Total Investments Before Outstanding Options Written (Cost—$858,453,195*)—108.7%		1,262,359,834

Options Written

Outstanding Call Options Written—(2.3)%
Apache Corp., strike price $155, expires 11/03/08	(100,000)	(686,160)
Arch Coal, Inc., strike price $56, expires 11/21/08	(25,000)	(243,123)
Arch Coal, Inc., strike price $60, expires 05/19/08	(500)	(66,250)
Arch Coal, Inc., strike price $60, expires 07/21/08	(250)	(110,000)
Arch Coal, Inc., strike price $65, expires 07/21/08	(270)	(74,925)
Arch Coal, Inc., strike price $66, expires 11/21/08	(25,000)	(146,502)
BG Group Plc, strike price 12.23 GBP, expires 05/13/08	(150,000)	(115,690)
BG Group Plc, strike price 13.05 GBP, expires 11/21/08	(10,000)	(21,393)
BHP Billiton Ltd. (ADR), strike price $80, expires 05/19/08	(400)	(138,000)
BHP Billiton Ltd. (ADR), strike price $85, expires 05/19/08	(100)	(13,250)
BHP Billiton Ltd. (ADR), strike price $85, expires 11/24/08	(100)	(87,000)
BJ Services Co., strike price $30.67, expires 11/07/08	(50,000)	(108,865)
BJ Services Co., strike price $32.50, expires 07/21/08	(500)	(30,000)
Cabot Oil & Gas Corp., strike price $56, expires 11/23/08	(25,000)	(189,985)
Cabot Oil & Gas Corp., strike price $65, expires 07/21/08	(250)	(41,875)
Cabot Oil & Gas Corp., strike price $66, expires 11/21/08	(25,000)	(90,457)
Cameco Corp., strike price $40, expires 06/23/08	(598)	(41,860)
Cameron Intl. Corp., strike price $51, expires 11/21/08	(30,000)	(172,677)
Cameron Intl. Corp., strike price $56, expires 11/21/08	(15,000)	(58,965)
Canadian Natural Resources Ltd., strike price $81, expires 11/21/08	(10,000)	(124,695)
Canadian Natural Resources Ltd., strike price $91, expires 11/21/08	(10,000)	(79,236)
Chesapeake Energy Corp., strike price $50.05, expires 11/17/08	(500)	(338,125)
Chesapeake Energy Corp., strike price $50.05, expires 11/21/08	(10,000)	(68,223)
Chesapeake Energy Corp., strike price $52.50, expires 07/21/08	(500)	(165,000)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Chesapeake Energy Corp., strike price $55, expires 07/21/08	(250)	$(57,500)
Consol Energy, Inc., strike price $81, expires 11/21/08	(50,000)	(619,370)
Consol Energy, Inc., strike price $86, expires 11/21/08	(25,000)	(252,900)
Consol Energy, Inc., strike price $90, expires 06/23/08	(250)	(68,125)
Consol Energy, Inc., strike price $90, expires 07/21/08	(500)	(202,500)
Core Laboratories N.V., strike price $136, expires 11/21/08	(10,000)	(91,183)
Core Laboratories N.V., strike price $140, expires 06/23/08	(55)	(10,725)
Devon Energy Corp., strike price $132, expires 11/03/08	(50,000)	(274,965)
Diamond Offshore Drilling, Inc., strike price $151, expires 11/03/08	(40,000)	(194,104)
EnCana Corp., strike price $80.81, expires 11/21/08	(10,000)	(78,312)
EnCana Corp., strike price $82, expires 11/07/08	(15,000)	(105,564)
EOG Resources, Inc., strike price $145, expires 06/23/08	(100)	(26,750)
EOG Resources, Inc., strike price $150.05, expires 11/21/08	(25,000)	(191,987)
EOG Resources, Inc., strike price $155.05, expires 11/21/08	(25,000)	(162,010)
Equitable Resources, Inc., strike price $60, expires 06/23/08	(400)	(288,000)
Equitable Resources, Inc., strike price $66, expires 11/21/08	(40,000)	(250,760)
Equitable Resources, Inc., strike price $71.81, expires 11/03/08	(15,000)	(51,748)
EXCO Resources, Inc., strike price $25.50, expires 11/21/08	(200)	(335,640)
FMC Technologies, Inc., strike price $66, expires 11/21/08	(20,000)	(191,618)
FMC Technologies, Inc., strike price $70, expires 07/21/08	(200)	(84,000)
Forest Oil Corp., strike price $50.05, expires 11/21/08	(20,000)	(183,172)
Forest Oil Corp., strike price $56, expires 11/21/08	(30,000)	(259,464)
Forest Oil Corp., strike price $66, expires 11/21/08	(20,000)	(82,254)
Galleon Energy, Inc., strike price 19 CAD, expires 07/21/08	(400)	(28,796)
Genco Shipping & Trading Ltd., strike price $68, expires 07/18/08	(120,000)	(773,856)
Genco Shipping & Trading Ltd., strike price $73.61, expires 11/03/08	(340,000)	(2,296,836)
Goldcorp, Inc., strike price $45, expires 07/21/08	(450)	(32,625)
Goldcorp, Inc., strike price $49, expires 11/07/08	(250)	(31,280)
Halliburton Co., strike price $42.67, expires 11/07/08	(30,000)	(180,333)
Halliburton Co., strike price $46, expires 11/21/08	(30,000)	(131,169)
Helix Energy Solutions Group, Inc., strike price $35, expires 05/19/08	(697)	(78,412)
Helmerich & Payne, Inc., strike price $57.50, expires 11/21/08	(75,000)	(368,198)
Helmerich & Payne, Inc., strike price $60, expires 06/23/08	(250)	(26,875)
Hess Corp., strike price $100, expires 05/19/08	(125)	(100,000)
Hess Corp., strike price $106, expires 11/21/08	(40,000)	(615,532)
Hess Corp., strike price $116, expires 11/21/08	(20,000)	(228,778)
Massey Energy Co., strike price $59.71, expires 11/03/08	(200,000)	(1,114,680)
National Oilwell Varco, Inc., strike price $76, expires 11/21/08	(40,000)	(285,024)
National Oilwell Varco, Inc., strike price $80, expires 08/18/08	(100)	(30,500)
National Oilwell Varco, Inc., strike price $81, expires 11/21/08	(40,000)	(220,920)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	27

Schedule of Investments (continued)	BlackRock Global Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Newfield Exploration Co., strike price $60, expires 06/23/08	(320)	$(128,000)
Newfield Exploration Co., strike price $61, expires 11/21/08	(25,000)	(183,532)
Newfield Exploration Co., strike price $66, expires 11/21/08	(50,000)	(257,885)
Newfield Exploration Co., strike price $67, expires 11/03/08	(250)	(100,000)
Noble Corp., strike price $57.55, expires 11/21/08	(27,000)	(166,250)
Noble Corp., strike price $60, expires 01/19/09	(300)	(186,000)
Noble Corp., strike price $61, expires 11/21/08	(25,000)	(120,662)
NRG Energy, Inc., strike price $50, expires 11/21/08	(100,000)	(197,090)
Occidental Petroleum Corp., strike price $85, expires 11/24/08	(400)	(334,000)
Occidental Petroleum Corp., strike price $88, expires 11/21/08	(20,000)	(142,138)
ONEOK, Inc., strike price $52.50, expires 07/21/08	(250)	(14,375)
Patriot Coal Corp., strike price $70, expires 07/18/08	(15,000)	(78,762)
Peabody Energy Corp., strike price $65, expires 06/23/08	(1,000)	(252,500)
Peabody Energy Corp., strike price $66, expires 11/21/08	(50,000)	(347,430)
Peabody Energy Corp., strike price $68.37, expires 11/03/08	(100,000)	(557,310)
Petroleo Brasileiro S.A. (ADR), strike price $63, expires 11/21/08	(15,000)	(218,618)
Petroleo Brasileiro S.A. (ADR), strike price $67.50, expires 07/21/08	(250)	(142,500)
Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/21/08	(25,000)	(233,405)
Plains Exploration & Production Co., strike price $61, expires 11/21/08	(50,000)	(436,105)
Plains Exploration & Production Co., strike price $66, expires 11/21/08	(50,000)	(314,475)
Potash Corp. of Saskatchewan, strike price $170, expires 06/23/08	(200)	(478,000)
Potash Corp. of Saskatchewan, strike price $181, expires 11/21/08	(12,000)	(436,421)
Potash Corp. of Saskatchewan, strike price $190, expires 01/19/09	(200)	(677,000)
Pride Intl., Inc., strike price $40, expires 05/19/08	(125)	(37,187)
Pride Intl., Inc., strike price $41, expires 05/30/08	(125)	(33,639)
Pride Intl., Inc., strike price $46.19, expires 11/03/08	(10,000)	(30,262)
Questar Corp., strike price $61, expires 11/21/08	(55,000)	(356,730)
Questar Corp., strike price $65, expires 06/23/08	(20)	(3,050)
Questar Corp., strike price $66.32, expires 11/03/08	(10,000)	(37,770)
Quicksilver Resources, Inc., strike price $39, expires 11/21/08	(60,000)	(446,490)
Quicksilver Resources, Inc., strike price $50, expires 06/23/08	(18)	(1,170)
Range Resources Corp., strike price $70, expires 01/19/09	(150)	(127,500)
Range Resources Corp., strike price $71, expires 11/21/08	(38,700)	(277,371)
Range Resources Corp., strike price $73.21, expires 11/30/08	(20,000)	(130,278)
Saipem S.p.A., strike price 30.59 EUR, expires 07/01/08	(65,000)	(60,819)
SBM Offshore N.V., strike price 22.93 EUR, expires 06/17/08	(30,000)	(87,415)
Schlumberger Ltd., strike price $100, expires 08/18/08	(100)	(80,500)
Schlumberger Ltd., strike price $110, expires 11/24/08	(200)	(139,000)
Schlumberger Ltd., strike price $95, expires 05/19/08	(100)	(64,500)
Schlumberger Ltd., strike price $95, expires 11/24/08	(200)	(275,000)
Seaspan Corp., strike price $30, expires 05/19/08	(400)	(4,000)

Options Written	Contracts	Value

Outstanding Call Options Written—(concluded)
Ship Finance Intl. Ltd., strike price $30, expires 05/19/08	(500)	$(40,000)
Ship Finance Intl. Ltd., strike price $35, expires 11/24/08	(500)	(37,500)
Silver Wheaton Corp., strike price $20.50, expires 11/21/08	(25,000)	(14,700)
Southwestern Energy Co., strike price $37.50, expires 11/21/08	(40,000)	(345,704)
Southwestern Energy Co., strike price $40, expires 05/19/08	(300)	(92,250)
Southwestern Energy Co., strike price $41, expires 11/21/08	(30,000)	(204,249)
Southwestern Energy Co., strike price $45, expires 06/23/08	(100)	(18,750)
Southwestern Energy Co., strike price $32.50, expires 06/23/08	(400)	(402,000)
StatoilHydro ASA, strike price 184.50 NOK, expires 07/01/08	(80,000)	(107,555)
StatoilHydro ASA, strike price 188.64 NOK, expires 11/04/08	(40,000)	(128,055)
Suncor Energy, Inc., strike price $110.05, expires 11/21/08	(29,500)	(421,974)
Talisman Energy, Inc., strike price $21, expires 11/21/08	(60,000)	(130,830)
Talisman Energy, Inc., strike price $22.50, expires 07/21/08	(900)	(72,000)
Teck Cominco Ltd., Class B, strike price 40 CAD, expires 05/19/08	(250)	(106,122)
Teck Cominco Ltd., Class B, strike price 52 CAD, expires 11/22/08	(200)	(46,470)
Tenaris S.A. (ADR), strike price $56, expires 11/21/08	(35,000)	(212,215)
Total S.A. (ADR), strike price $80, expires 05/19/08	(200)	(92,000)
Total S.A. (ADR), strike price $85, expires 11/24/08	(200)	(108,000)
Transocean, Inc., strike price $135, expires 05/19/08	(500)	(675,000)
Transocean, Inc., strike price $155, expires 11/24/08	(500)	(677,500)
TXCO Resources, Inc., strike price $15, expires 05/19/08	(100)	(1,500)
TXCO Resources, Inc., strike price $16, expires 11/21/08	(10,000)	(9,781)
Warren Resources, Inc., strike price $15, expires 05/19/08	(250)	(1,875)
Weatherford Intl. Ltd., strike price $81, expires 11/21/08	(20,000)	(203,168)
Weatherford Intl. Ltd., strike price $86, expires 06/20/08	(30,000)	(85,752)
Weatherford Intl. Ltd., strike price $90.50, expires 11/21/08	(30,000)	(186,876)
XTO Energy, Inc., strike price $63, expires 05/16/08	(24,500)	(33,416)
XTO Energy, Inc., strike price $70, expires 11/24/08	(100)	(36,000)
Zinifex Ltd., strike price 10.57 AUD, expires 05/28/08	(120,900)	(21,762)

Total Outstanding Call Options Written		(26,526,864)

Outstanding Put Option Written—(0.0)%
Aries Maritime Transport Ltd., strike price $5.75, expires 05/30/08	(800,000)	(515,520)

Total Outstanding Options Written
(Premium Received—$22,075,699)—(2.3)%		(27,042,384)

Total Investments Net of Outstanding Options Written—106.4%		1,235,317,450
Liabilities in Excess of Other Assets—(6.4)%		(74,340,264)

Net Assets—100.0%		$1,160,977,186

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	BlackRock Global Energy and Resources Trust (BGR)

*	The cost and unrealized appreciation/depreciation of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$843,515,180

Gross unrealized appreciation	$421,446,034
Gross unrealized depreciation	(2,601,380)

Net unrealized appreciation	$418,844,654

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Security, or a portion of security, is on loan.
(c)	Non-income producing security.
(d)	Illiquid security.
(e)	Security is fair valued.
(f)	Represents current yield as of report date.
(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Interest Income

BlackRock Liquidity Series, LLC, Money Market Series	$81,873,600	$220,250

(h)	Security purchased with the cash proceeds from securities loaned.
(i)	Rate shown is the yield to maturity as of the date of purchase.

•	Swaps outstanding as of April 30, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay a floating rate based on 6-month USD LIBOR plus 25 basis points and receive a fixed rate based on the return of the underlying equity baskets. Broker, Credit Suisse International Expires October 2008	$275,445	$14,618

Pay a floating rate based on 6-month USD LIBOR plus 25 basis points and receive a fixed rate based on the return of the underlying equity baskets. Broker, Credit Suisse International Expires October 2008	275,445	(186,513)

Total		$(171,895)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	29

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—3.8%
Commonwealth Bank of Australia	194,051	$8,180,058
Dexus Property Group (REIT)	813,846	1,346,979
Goodman Fielder Ltd.	2,245,238	3,778,494
ING Industrial Fund (REIT)	149,680	294,111
Insurance Australia Group Ltd.	1,639,277	6,717,167
Macquarie Airports	1,545,552	4,578,069
Oxiana Ltd.	1,084,248	3,365,985
Wesfarmers Ltd.	12,263	429,249

		28,690,112

Austria—0.2%
Voestalpine AG	17,746	1,355,103

Belgium—0.4%
Fortis	100,697	2,732,783

Bermuda—0.1%
Covidien Ltd.	17,875	834,584

Canada—3.9%
Agnico-Eagles Mines Ltd.	25,600	1,607,785
Bank of Montreal	138,000	6,865,058
Bank of Nova Scotia	12,900	612,529
Canadian Imperial Bank of Commerce	4,000	294,589
Canadian Natural Resources Ltd.	30,400	2,582,385
EnCana Corp.	83,700	6,752,681
Manulife Financial Corp.	10,100	394,834
PAN American Silver Corp.(a)	87,399	2,912,432
Penn West Energy Trust	10,737	323,357
Research In Motion Ltd.(a)	19,500	2,373,652
RioCan (REIT)	120,923	2,517,878
Royal Bank of Canada	33,200	1,583,025
Shaw Communications, Inc.	55,700	1,165,878

		29,986,083

Denmark—0.5%
TrygVesta AS	43,662	3,729,459

Finland—0.8%
Fortum Oyj	11,600	490,726
Nokia Oyj(a)	96,650	2,905,710
Orion Oyj	134,830	2,833,619

		6,230,055

France—4.0%
Air Liquide	10,307	1,545,499
Alstom	17,637	4,052,818
AXA S.A.	54,596	2,017,198
France Telecom S.A.	161,693	5,059,524
Sanofi-Aventis	31,795	2,450,795
Societe Generale	47,249	5,488,668
Total S.A.	40,411	3,385,073
Vallourec	16,569	4,492,075
Vivendi(a)	57,026	2,299,144

		30,790,794

Germany—4.0%
Allianz SE(a)	17,330	3,521,334
BASF AG	47,000	6,681,903
DaimlerChrysler AG	58,072	4,515,480
Deutsche Bank AG	3,365	401,250
Deutsche Post AG	14,823	460,620
Deutsche Telekom AG(a)	71,909	1,286,385
E.ON AG	1,407	285,404
Metro AG	7,378	582,426
RWE AG	55,816	6,418,775
Siemens AG	32,008	3,745,128
Wincor Nixdorf AG	35,377	2,684,678

		30,583,383

Greece—0.5%
OPAP S.A.	103,423	4,023,312

Common Stocks	Shares	Value

Hong Kong—1.3%
BOC Hong Kong Holdings Ltd.	992,500	$2,561,329
Hang Seng Bank Ltd.	273,100	5,456,065
Hong Kong Exchanges & Clearing Ltd.	35,500	725,440
Pacific Basin Shipping Ltd.	615,891	1,125,609

		9,868,443

Ireland—0.2%
Bank of Ireland	31,815	438,276
Elan Corp. Plc(a)	22,794	605,566
Irish Life & Permanent Plc	45,572	722,921

		1,766,763

Italy—2.4%
Arnoldo Mondadori Editore S.p.A.	166,129	1,443,984
Enel S.p.A.	629,482	6,829,964
Eni S.p.A.	212,553	8,180,859
Mediaset S.p.A.	204,607	1,859,413

		18,314,220

Japan—9.2%
Asahi Kasei Corp.	51,000	289,878
Astellas Pharma, Inc.	26,000	1,070,275
Canon, Inc.	29,000	1,458,051
Daiichi Sankyo Co. Ltd.	39,200	1,080,124
Daito Trust Construction Co. Ltd.	72,200	3,361,943
Daiwa Securities Group, Inc.	420,000	4,167,045
Ebara Corp.	242,000	876,820
Eisai Co. Ltd.	24,700	875,022
Fast Retailing Co. Ltd	21,600	2,018,108
FUJIFILM Holdings Corp.	7,400	286,088
Fujitsu Ltd.	76,000	486,227
Hitachi Ltd.	96,000	647,458
Honda Motor Co. Ltd.	42,800	1,366,023
Japan Real Estate Investment Corp. (REIT)	27	320,060
Japan Tobacco, Inc.	126	612,689
JFE Holdings, Inc.	53,100	2,917,205
Kansai Electric Power Co., Inc. (The)	18,300	437,098
Kao Corp.	50,000	1,353,753
Kobe Steel Ltd.	429,000	1,286,475
Komatsu Ltd.	55,800	1,698,212
Konami Corp.	33,700	1,212,407
Konica Minolta Holdings, Inc.	18,500	278,786
Marui Co. Ltd.	62,800	623,314
Millea Holdings, Inc.	8,600	364,497
Mitsubishi Chemical Holdings Corp.	202,000	1,344,383
Mitsubishi Corp.	28,400	914,234
Mitsubishi Electric Corp.	40,000	409,843
Mitsubishi UFJ Financial Group, Inc.	227,318	2,504,813
Mitsui & Co. Ltd.	96,000	2,254,654
Nidec Corp.	4,600	347,549
Nintendo Co. Ltd.	9,700	5,361,899
Nippon Building Fund, Inc. (REIT)	106	1,391,366
Nippon Mining Holdings, Inc.	375,000	2,329,605
Nippon Steel Corp.	219,000	1,232,675
Nissan Motor Co. Ltd.	498,400	4,444,482
Nomura Holdings, Inc.	120,100	2,097,157
Oracle Corp.	20,800	941,314
OSG Corp.	68,600	965,954
Seven & I Holdings Co. Ltd.	62,100	1,859,054
Shin-Etsu Chemical Co. Ltd.	11,200	693,506
Shiseido Co. Ltd.	36,000	866,904
Sumitomo Metal Industries Ltd.	595,000	2,506,102
Sumitomo Metal Mining Co. Ltd.	45,000	818,249
Sumitomo Mitsui Financial Group, Inc.	121	1,041,254
Takeda Pharmaceutical Co. Ltd.	32,100	1,697,159
TonenGeneral Sekiyu KK	198,000	1,710,660
Toyota Motor Corp.	71,600	3,648,868

		70,469,242

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Luxembourg—0.8%
ArcelorMittal	57,015	$5,001,826
Oriflame Cosmetics S.A.	16,650	1,268,363

		6,270,189

Netherlands—1.6%
Aegon N.V.	109,890	1,751,388
Akzo Nobel N.V.	3,397	286,797
InBev N.V.	5,141	423,848
ING Groep N.V.	36,621	1,387,221
Royal KPN N.V.	100,069	1,826,922
Unilever N.V.	186,025	6,210,038

		11,886,214

New Zealand—0.1%
Fletcher Building Ltd.	157,631	1,055,260

Norway—0.5%
Norsk Hydro ASA	19,831	291,580
Petroleum Geo-Services ASA(a)	97,371	2,620,126
StatoilHydro ASA	17,102	615,263

		3,526,969

Portugal—0.1%
Energias de Portugal S.A.	56,332	355,425

Singapore—0.8%
ComfortDelgro Corp. Ltd.	429,000	554,070
Parkway Holdings Ltd.	1,012,000	2,628,470
SembCorp Industries Ltd.	91,000	281,109
Singapore Telecommunications Ltd.	983,000	2,807,230

		6,270,879

Spain—1.9%
Banco Bilbao Vizcaya Argentaria S.A.	92,545	2,122,533
Banco Santander Central Hispano S.A.	94,189	2,036,940
Gestevision Telecinco S.A.	256,748	5,366,453
Telefonica S.A.	180,555	5,188,238

		14,714,164

Sweden—0.8%
Hennes & Mauritz AB(a)	7,425	437,455
Nordea Bank AB	30,500	501,601
Skanska AB, B Shares	302,200	4,968,454
Volvo AB, B Shares	23,953	362,099

		6,269,609

Switzerland—3.0%
ABB Ltd.	199,306	6,081,901
Ciba Specialty Chemicals AG	56,756	1,884,182
Credit Suisse Group	38,606	2,149,849
Nestle S.A.	7,621	3,637,337
SGS S.A.	809	1,134,046
Swiss Reinsurance	23,896	1,975,857
Syngenta AG	7,026	2,088,163
Synthes, Inc.	2,495	341,374
UBS AG(a)	87,784	2,904,964
Zurich Financial Services AG	2,531	767,070

		22,964,743

United Kingdom—10.5%
Anglo American Plc	107,004	6,916,871
AstraZeneca Plc(a)	19,876	833,831
Aviva Plc	32,227	400,352
BAE Systems Plc	40,891	376,960
Barclays Plc	782,262	7,073,133
BP Plc	489,678	5,933,784
British American Tobacco Plc	180,799	6,782,170
BT Group Plc	216,257	951,961
Diageo Plc	35,581	725,697
Electrocomponents Plc	342,319	1,260,358
Friends Provident Plc	345,157	810,396

Common Stocks	Shares	Value

United Kingdom—(concluded)
GlaxoSmithKline Plc(a)	361,973	$8,007,267
HBOS Plc	48,150	444,541
HSBC Holdings Plc	542,524	9,420,325
Imperial Tobacco Group Plc	8,758	419,413
Lloyds TSB Group Plc	640,837	5,465,086
National Grid Plc	34,386	479,080
Prudential Plc	30,699	416,987
Royal Bank of Scotland Group Plc	121,390	821,614
Royal Dutch Shell Plc	131,249	5,250,163
Taylor Wimpey Plc(a)	303,186	770,259
Tesco Plc(a)	100,177	848,455
Tomkins Plc(a)	1,643,034	5,912,626
United Utilities Plc	346,294	4,912,651
Vodafone Group Plc	1,676,319	5,304,986

		80,538,966

United States—43.8%
3M Co.(b)	69,400	5,336,860
Abbott Laboratories(b)	43,300	2,284,075
Allstate Corp. (The)	19,300	971,948
Analog Devices, Inc.(b)	98,100	3,159,801
Anheuser-Busch Cos., Inc.(b)	22,300	1,097,160
Apache Corp.(b)	8,800	1,185,184
Apple, Inc.(b)	26,800	4,661,860
Applied Materials, Inc.(b)	15,200	283,632
AT&T, Inc.(b)	89,300	3,456,803
Autodesk, Inc.(b)	101,500	3,857,000
Avon Products, Inc.	16,800	655,536
Baker Hughes, Inc.	8,500	687,480
Bank of America Corp.(b)	144,200	5,413,268
BB&T Corp.(b)	16,000	548,640
Black & Decker Corp.	15,900	1,043,517
Bristol-Myers Squibb Co.(b)	259,600	5,703,412
Campbell Soup Co.(b)	27,800	967,440
Carnival Corp.(b)	146,600	5,888,922
CBS Corp., Class B(b)	21,100	486,777
Chesapeake Energy Corp.	16,600	858,220
Chevron Corp.(b)	114,900	11,047,635
Chubb Corp.	15,500	821,035
Cigna Corp.	11,700	499,707
Cincinnati Financial Corp.(c)	113,000	4,056,700
Cisco Systems, Inc.(a)(b)	141,700	3,633,188
CME Group, Inc.	1,283	586,908
Coca-Cola Co. (The)(b)	55,500	3,267,285
ConocoPhillips(c)	38,200	3,290,930
Consolidated Edison, Inc.(b)	136,700	5,686,720
Corning, Inc.	46,200	1,234,002
Cummins, Inc.(c)	11,900	745,535
CVS Caremark Corp.(b)	26,900	1,085,953
Devon Energy Corp.(b)	11,200	1,270,080
Dominion Resources, Inc.	16,900	733,291
Dow Chemical Co. (The)(b)	40,200	1,614,030
DTE Energy Co.(b)	89,700	3,615,807
Duke Energy Corp.	47,400	867,894
E.I. du Pont de Nemours & Co.(b)	53,400	2,611,794
Eaton Corp.	3,900	342,576
eBay, Inc.(a)(b)	113,800	3,560,802
Electronic Arts, Inc.(a)	11,700	602,199
Eli Lilly & Co.	29,600	1,424,944
EMC Corp.(a)	46,000	708,400
Emerson Electric Co.(b)	36,200	1,891,812
Exxon Mobil Corp.(b)	120,000	11,168,400
Fannie Mae(b)	103,000	2,914,900
Fifth Third Bancorp	18,700	400,741
First Solar, Inc.(a)(b)	8,400	2,452,716

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	31

Schedule of Investments (continued)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States—(continued)
FirstEnergy Corp.	11,500	$869,860
Fluor Corp.(b)	16,800	2,568,216
Freeport-McMoRan Copper & Gold, Inc.(b)	38,300	4,356,625
Genentech, Inc.(a)	8,500	579,700
General Electric Co.(b)	410,300	13,416,810
General Mills, Inc.	13,000	785,200
General Motors Corp.(b)	78,400	1,818,880
Genuine Parts Co.	136,100	5,778,806
Gilead Sciences, Inc.(a)	28,400	1,469,984
Google, Inc.(a)(b)	12,830	7,368,141
H.J. Heinz Co.	38,200	1,796,546
Halliburton Co.	24,500	1,124,795
Hartford Financial Services Group, Inc.	10,900	776,843
Hewlett-Packard Co.	22,500	1,042,875
Home Depot, Inc.	50,200	1,445,760
Host Hotels & Resorts, Inc.	320,400	5,510,880
Intel Corp.(b)	152,900	3,403,554
IntercontinentalExchange, Inc.(a)	8,800	1,365,320
Intl. Paper Co.	24,900	651,633
Intuitive Surgical, Inc.(a)(b)	11,600	3,355,416
Johnson & Johnson(b)	82,700	5,548,343
Joy Global, Inc.(b)	16,300	1,210,275
JPMorgan Chase & Co.(b)	107,100	5,103,315
Juniper Networks, Inc.(a)	20,200	557,924
Kimberly-Clark Corp.	23,400	1,497,366
Kraft Foods, Inc.	45,871	1,450,900
Lam Research Corp.(a)	23,300	951,572
Lincoln National Corp.	16,800	903,168
Linear Technology Corp.	80,100	2,800,296
Marathon Oil Corp.	21,400	975,198
Massey Energy Co.	8,800	460,504
Mattel, Inc.	155,700	2,919,375
McDonald’s Corp.(b)	89,000	5,302,620
Medco Health Solutions, Inc.(a)	21,800	1,079,972
Medtronic, Inc.	9,200	447,856
Merck & Co., Inc.	57,600	2,191,104
Microchip Technology, Inc.	107,600	3,954,300
Microsoft Corp.	250,100	7,132,852
Millennium Pharmaceuticals, Inc.(a)	69,800	1,735,926
Monsanto Co.(b)	14,400	1,641,888
Motorola, Inc.	126,200	1,256,952
National Oilwell Varco, Inc.(a)	13,200	903,540
New York Community Bancorp, Inc.(b)	147,400	2,751,958
Newell Rubbermaid, Inc.	20,600	422,918
Oracle Corp.(a)(b)	115,600	2,410,260
Paychex, Inc.	13,000	472,810
PepsiCo, Inc.	14,300	979,979
Pfizer, Inc.(c)	392,700	7,897,197
Pitney Bowes, Inc.	62,800	2,267,708
Procter & Gamble Co.(b)	89,700	6,014,385
Qualcomm, Inc.(b)	25,000	1,079,750
Regions Financial Corp.	27,500	602,800
Reynolds American, Inc.	94,200	5,072,670
Rohm & Haas Co.	24,300	1,298,835
RR Donnelley & Sons Co.(b)	13,900	425,896
SanDisk Corp.(a)	87,900	2,381,211
Sara Lee Corp.	74,200	1,076,642
Schlumberger Ltd.	31,200	3,137,160
Smith Intl., Inc.(b)	64,683	4,948,896
Southern Co.	28,200	1,049,886
Spectra Energy Corp.	140,700	3,475,290
Sprint Nextel Corp.	71,300	569,687
Stryker Corp.	10,700	693,681
SunTrust Banks, Inc.	12,700	708,025
SYSCO Corp.(b)	41,800	1,277,826
Texas Instruments, Inc.(b)	27,200	793,152

Common Stocks	Shares	Value

United States—(concluded)
Thermo Fisher Scientific, Inc.(a)	15,300	$885,411
Transocean, Inc.(a)	3,507	517,142
Travelers Cos., Inc. (The)(b)	22,100	1,113,840
Tyco Electronics Ltd.	17,875	668,704
U.S. Bancorp(b)	211,500	7,167,735
United Parcel Service, Inc., Class B(b)	51,800	3,750,838
UnitedHealth Group, Inc.	50,300	1,641,289
UST, Inc.(b)	104,100	5,420,487
Valero Energy Corp.	17,300	845,105
Verizon Communications, Inc.(b)	86,000	3,309,280
VF Corp.	46,600	3,466,108
Wachovia Corp.(b)	233,000	6,791,950
Washington Mutual, Inc.	349,300	4,292,897
Waste Management, Inc.	32,800	1,184,080
Wells Fargo & Co.	90,500	2,692,375
Weyerhauser Co.	27,600	1,763,088
Williams Cos., Inc.	22,400	795,200
Windstream Corp.	460,696	5,408,571
Wyeth	28,800	1,280,736
Yum! Brands, Inc.	20,000	813,600

		335,811,667

Total Common Stocks		729,038,421

Rights

Switzerland—0.0%
UBS AG(a)	87,784	148,262

Total Rights—0.0%		148,262

Total Long-Term Investments (Cost—$743,654,946)—95.2%		729,186,683

Short-Term Securities

Money Market Funds–2.4%
Fidelity Institutional Money Market Prime Portfolio, 2.59%(d)	18,211,568	18,211,568

Total Short-Term Securities (Cost—$18,211,568)—2.4%		18,211,568

Options Purchased	Contracts

Outstanding Call Options Purchased—0.2%
3M Co., strike price $85, expires 07/21/08	80	3,400
Abbott Laboratories, strike price $52.50, expires 08/18/08	40	11,100
Apple, Inc., strike price $150, expires 07/21/08	70	199,500
AT&T, Inc., strike price $37.50, expires 07/21/08	450	109,350
Autodesk, Inc., strike price $40, expires 07/21/08	170	31,025
Bank of America Corp., strike price $45, expires 08/18/08	130	3,640
Chevron Corp., strike price $90, expires 06/23/08	160	113,600
Cigna Corp., strike price $50, expires 07/21/08	30	1,950
Coca-Cola Co. (The), strike price $62.50, expires 08/18/08	50	5,000
ConocoPhillips, strike price $85, expires 08/18/08	60	32,400
Corning, Inc., strike price $25, expires 08/18/08	60	17,700
E.I. du Pont de Nemours & Co., strike price $50, expires 07/21/08	70	12,250
eBay, Inc., strike price $30, expires 07/21/08	150	41,175
Electronic Arts, Inc., strike price $50, expires 06/23/08	20	6,900
Eli Lilly & Co., strike price $55, expires 07/21/08	50	2,000
Emerson Electric Co., strike price $55, expires 06/23/08	140	14,000
Exxon Mobil Corp., strike price $90, expires 06/23/08	120	60,900
Fluor Corp., strike price $135, expires 07/21/08	30	70,950
Freeport-McMoRan Copper & Gold, Inc., strike price $95, expires 08/18/08	80	188,600
Gilead Sciences, Inc., strike price $55, expires 08/18/08	40	8,300

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Outstanding Call Options Purchased—(concluded)
Halliburton Co., strike price $37.50, expires 07/21/08	50	$44,250
Hewlett-Packard Co., strike price $45, expires 08/18/08	50	18,500
Intel Corp., strike price $20, expires 07/21/08	400	110,800
JPMorgan Chase & Co., strike price $50, expires 06/23/08	70	8,715
Juniper Networks, Inc., strike price $26, expires 07/21/08	50	14,500
Linear Technology Corp., strike price $35, expires 06/23/08	120	15,000
Marathon Oil Corp., strike price $55, expires 07/21/08	50	2,500
McDonald’s Corp., strike price $60, expires 06/23/08	80	12,200
Medco Health Solutions, Inc., strike price $45, expires 07/21/08	40	24,400
Merck & Co., Inc., strike price $47.50, expires 07/21/08	120	1,200
National Oilwell Varco, Inc., strike price $60, expires 08/18/08	20	24,300
Nvidia Corp., strike price $25, expires 06/23/08	40	1,500
Oracle Corp., strike price $21, expires 06/23/08	110	9,075
Qualcomm, Inc., strike price $42.50, expires 07/21/08	30	8,340
Reynolds American, Inc., strike price $60, expires 08/18/08	100	6,000
RR Donnelley & Sons Co., strike price $35, expires 06/23/08	30	525
Schlumberger Ltd., strike price $90, expires 08/18/08	50	70,500
Smith Intl., Inc., strike price $62.50, expires 07/21/08	140	216,300
Texas Instruments, Inc., strike price $30, expires 07/21/08	60	6,510
Travelers Cos., Inc. (The), strike price $50, expires 07/21/08	40	10,300
U.S. Bancorp, strike price $35, expires 06/23/08	130	9,750
United Parcel Service, Inc., Class B, strike price $75, expires 07/21/08	60	8,100
UST, Inc., strike price $55, expires 07/21/08	200	23,500
Valero Energy Corp., strike price $60, expires 06/23/08	40	1,380
Verizon Communications, Inc., strike price $40, expires 07/21/08	180	18,090
Verizon Communications, Inc., strike price $42.50, expires 07/21/08	60	1,950
VF Corp., strike price $80, expires 08/18/08	70	18,025
Waste Management, Inc., strike price $35, expires 07/21/08	20	4,200
Wells Fargo & Co., strike price $35, expires 07/21/08	80	2,000
Williams Cos., Inc., strike price $37.50, expires 06/23/08	40	3,200

Total Outstanding Call Options Purchased (Cost—$1,440,823)—0.2%		1,629,350

Total Investments Before Outstanding Options Written (Cost—$763,307,337*)—97.8%		749,027,601

Outstanding Call Options Written—(0.9)%
Abbott Laboratories, strike price $55, expires 08/18/08	(80)	(13,000)
Apple, Inc., strike price $170, expires 07/21/08	(140)	(213,150)
AT&T Inc., strike price $40, expires 07/21/08	(900)	(98,100)
Autodesk, Inc., strike price $45, expires 07/21/08	(340)	(17,000)

Options Written	Contracts	Value

Outstanding Call Options Written—(concluded)
Chevron Corp., strike price $95, expires 06/23/08	(320)	$(118,400)
ConocoPhillips, strike price $90, expires 08/18/08	(120)	(37,800)
Corning, Inc., strike price $30, expires 08/18/08	(120)	(8,400)
Dow Jones Euro Stoxx, strike price 3,850 EUR, expires 05/16/08	(1,375)	(712,802)
eBay, Inc., strike price $35, expires 07/21/08	(300)	(19,050)
Electronic Arts, Inc., strike price $55, expires 06/23/08	(40)	(4,800)
Emerson Electric Co., strike price $60, expires 06/23/08	(120)	(2,100)
Exxon Mobil Corp., strike price $95, expires 06/23/08	(240)	(57,960)
Fluor Corp., strike price $155, expires 07/21/08	(60)	(69,300)
Freeport-McMoRan Copper & Gold, Inc., strike price $110, expires 08/16/08	(160)	(228,000)
FTSE 100 Index, strike price 6,100 GBP, expires 05/16/08	(300)	(514,475)
FTSE 100 Index, strike price 6,200 GBP, expires 05/16/08	(125)	(104,386)
Gilead Sciences, Inc., strike price $60, expires 08/18/08	(80)	(6,000)
Halliburton Co., strike price $42.50, expires 07/21/08	(100)	(47,500)
Hewlett-Packard Co., strike price $50, expires 08/18/08	(100)	(14,000)
Intel Corp., strike price $22.50, expires 07/21/08	(800)	(94,800)
JPMorgan Chase & Co., strike price $52.50, expires 06/23/08	(140)	(7,840)
Juniper Networks, Inc., strike price $29, expires 07/21/08	(200)	(27,000)
Linear Technology Corp., strike price $37.50, expires 06/23/08	(240)	(9,600)
McDonald’s Corp., strike price $62.50, expires 06/23/08	(160)	(9,600)
Medco Health Solutions, Inc., strike price $50, expires 07/21/08	(80)	(24,000)
National Oilwell Varco, Inc., strike price $70, expires 08/18/08	(40)	(26,200)
Nikkei, strike price 13,000 JPY, expires 05/09/08	(335)	(2,690,052)
Oracle Corp., strike price $22.50, expires 06/23/08	(220)	(6,050)
Qualcomm, Inc., strike price $47.50, expires 07/21/08	(60)	(5,040)
S&P 500, strike price $1,410, expires 05/19/08	(675)	(658,125)
S&P 500, strike price $1,415, expires 05/19/08	(865)	(704,975)
Schlumberger Ltd., strike price $100, expires 08/18/08	(100)	(80,500)
Smith Intl., Inc., strike price $70, expires 07/21/08	(280)	(273,000)
Travelers Cos., Inc. (The), strike price $55, expires 07/21/08	(80)	(5,200)
UST, Inc., strike price $60, expires 07/21/08	(400)	(12,000)
VF Corp., strike price $85, expires 08/18/08	(140)	(18,550)
Waste Management, Inc., strike price $37.50, expires 07/21/08	(40)	(3,400)

Total Outstanding Call Options Written (Premium Received—$6,177,730)—(0.9)%		(6,942,155)

Total Investments Net of Outstanding Options Written—96.9%		742,085,446
Other Assets in Excess of Liabilities—3.1%		23,870,133

Net Assets—100.0%		$765,955,579

*	The cost and unrealized appreciation/depreciation of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$763,364,708

Gross unrealized appreciation	$38,816,354
Gross unrealized depreciation	(53,153,461)

Net unrealized depreciation	$(14,337,107)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	All or a portion of a security has been pledged as collateral in connection with open financial futures contracts.
(d)	Represents current yield as of report date.

•	Financial futures contracts purchased as of April 30, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

111	Dow Jones Euro Stoxx	June-2008	$6,208,946	$309,659
43	FTSE 100 Index	June-2008	$4,947,667	$265,102
55	Nikkei	June-2008	$3,510,728	$159,994

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts				$734,755

•	Forward foreign exchange contracts as of April 30, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation

JPY	14,550,000	USD	139,127	5/8/08	$(869)
SGD	11,250	USD	8,286	5/8/08	$(14)

Total Net Unrealized Depreciation on Forward Foreign Exchange Contracts					$(883)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	33

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—1.1%
Lion Nathan Ltd.	234,600	$1,847,590
Sims Group Ltd.	68,800	2,146,092

		3,993,682

Belgium—0.7%
Belgacom S.A.	56,100	2,575,941

Bermuda—0.7%
Arch Capital Group Ltd.(a)	7,300	515,745
Bunge Ltd.	18,400	2,099,256

		2,615,001

Brazil—2.4%
Aracruz Celulose S.A. (ADR)	27,000	2,176,200
Bovespa Holding S.A.	57,300	870,428
Cia Energetica de Minas Gerais (ADR)	107,631	2,207,514
Petroleo Brasileiro S.A. (ADR)	25,200	3,059,784

		8,313,926

Canada—3.5%
Barrick Gold Corp.(b)	97,400	3,761,588
Potash Corp. of Saskatchewan	8,000	1,471,600
Research In Motion Ltd.(a)	11,300	1,374,419
TELUS Corp.	64,400	2,961,978
Ultra Petroleum Corp.(a)	31,900	2,649,933

		12,219,518

Finland—1.1%
Fortum Oyj	40,598	1,717,454
Wartsila Oyj, B Shares	30,300	2,063,533

		3,780,987

France—1.3%
AXA S.A.	17,200	635,501
BNP Paribas	6,300	671,610
Total S.A.	38,800	3,250,126

		4,557,237

Germany—4.4%
Adidas AG	32,700	2,074,672
E.ON AG	10,845	2,199,860
Fresenius Medical Care AG & Co. KGaA	36,200	1,910,536
Hannover Rueckversicherung AG	17,100	929,550
K+S AG	12,500	5,160,351
Linde AG	21,900	3,192,234

		15,467,203

Greece—0.3%
Piraeus Bank S.A.	28,000	950,852

Hong Kong—3.0%
ASM Pacific Technology	428,000	2,915,542
China Mobile Ltd.	146,200	2,515,725
Esprit Holdings Ltd.	134,000	1,650,146
New World Development Co. Ltd.	729,000	1,883,952
Sun Hung Kai Properties Ltd.	77,000	1,345,694

		10,311,059

Indonesia—0.5%
Bank Rakyat Indonesia	2,586,000	1,670,080

Israel—1.6%
Partner Communications (ADR)(b)	166,300	3,869,801
Teva Pharmaceutical Industries Ltd. (ADR)	36,300	1,698,114

		5,567,915

Italy—2.9%
AEM S.p.A.	424,746	1,561,039
Assicurazioni Generali S.p.A.	15,100	667,495
Enel S.p.A.	276,900	3,004,402
Eni S.p.A.	109,200	4,202,951
Intesa Sanpaolo S.p.A.	97,600	687,783

		10,123,670

Common Stocks	Shares	Value

Japan—6.8%
Bank of Yokohama Ltd. (The)	328,300	$2,410,771
Daito Trust Construction Co. Ltd.	36,000	1,676,315
Fanuc Ltd.	22,500	2,371,572
ITOCHU Corp.	206,300	2,160,684
Japan Real Estate Investment Corp. (REIT)	140	1,659,573
Konica Minolta Holdings, Inc.	109,000	1,642,574
Mizuho Financial Group, Inc.	240	1,210,641
Nintendo Co. Ltd.	11,100	6,135,781
Shizuoka Bank Ltd. (The)	218,000	2,676,399
Sumitomo Corp.	134,000	1,804,082

		23,748,392

Luxembourg—1.8%
ArcelorMittal(b)	39,000	3,474,510
Oriflame Cosmetics S.A.	38,976	2,969,113

		6,443,623

Mexico—0.7%
Fomento Economico Mexicano SAB de CV (ADR)	40,100	1,742,345
Kimberly-Clark de Mexico SAB de CV	159,300	757,866

		2,500,211

Netherlands—0.8%
Akzo Nobel N.V.	26,200	2,211,978
ING Groep N.V.	12,900	488,658

		2,700,636

Norway—3.4%
Fred Olsen Energy ASA	33,200	2,098,262
Orkla ASA	158,000	2,083,096
Yara Intl. ASA	107,100	7,764,785

		11,946,143

Philippines—0.8%
Philippine Long Distance Telephone Co. (ADR)	44,000	2,688,400

Russia—0.7%
Gazprom OAO (ADR)	47,300	2,502,723

Singapore—2.1%
Singapore Airlines Ltd.	183,000	2,155,570
Singapore Telecommunications Ltd.	827,520	2,363,213
United Overseas Bank Ltd.	184,796	2,777,447

		7,296,230

South Korea—0.5%
Samsung Electronics Co. Ltd.	2,700	1,914,051

Spain—0.4%
Banco Bilbao Vizcaya Argentaria S.A.	29,600	678,880
Banco Santander Central Hispano S.A.	32,600	705,011

		1,383,891

Sweden—0.1%
Nordea Bank AB	29,600	486,800

Switzerland—2.5%
Alcon, Inc.	11,200	1,769,600
Nestle S.A.	6,700	3,197,764
Syngenta AG	5,800	1,723,789
UBS AG(a)	40,700	1,346,851
Zurich Financial Services AG	2,100	636,447

		8,674,451

Taiwan—0.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	80,000	899,200

United Kingdom—5.3%
Cobham Plc	588,200	2,561,761
De La Rue Plc	165,066	2,791,645
HSBC Holdings Plc	79,800	1,385,638
ICAP Plc	127,700	1,474,230
Imperial Tobacco Group Plc	45,800	2,193,323
Legal & General Group Plc	745,200	1,868,577

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom—(concluded)
National Express Group Plc	100,000	$1,827,988
Standard Chartered Plc	18,800	664,262
Vodafone Group Plc (ADR)(b)	116,000	3,672,560

		18,439,984

United States—34.2%
Allstate Corp. (The)	10,600	533,816
Altria Group, Inc.(b)	130,300	2,606,000
American Electric Power Co., Inc.(b)	48,700	2,173,481
Aon Corp.	40,300	1,829,217
Apple, Inc.(b)	12,700	2,209,165
Archer Daniels Midland Co.(b)	54,900	2,418,894
AT&T, Inc.(b)	46,900	1,815,499
Bank of America Corp.	25,400	953,516
Baxter Intl., Inc.	39,900	2,486,568
BB&T Corp.(b)	46,800	1,604,772
Becton Dickinson & Co.	30,300	2,708,820
C.R. Bard, Inc.	18,200	1,713,894
Chesapeake Energy Corp.	62,900	3,251,930
Chevron Corp.(b)	78,000	7,499,700
Cisco Systems, Inc.(a)(b)	67,600	1,733,264
Citigroup, Inc.	28,500	720,195
Colgate-Palmolive Co.	39,300	2,778,510
ConocoPhillips(b)	34,100	2,937,715
CVS Caremark Corp.(b)	75,500	3,047,935
Diamond Offshore Drilling, Inc.	21,400	2,683,774
Dime Community Bancshares	126,400	2,359,888
EOG Resources, Inc.	21,500	2,805,320
Exxon Mobil Corp.(b)	78,900	7,343,223
FPL Group, Inc.	35,400	2,346,666
Gilead Sciences, Inc.(a)(c)	66,400	3,436,864
Google, Inc.(a)(b)	3,900	2,239,731
Greenhill & Co., Inc.(c)	17,300	1,125,365
H.J. Heinz Co.(b)	34,700	1,631,941
Intl. Business Machines Corp.(b)	21,300	2,570,910
Johnson & Johnson(b)	20,200	1,355,218
JPMorgan Chase & Co.	22,100	1,053,065
Kellogg Co.(b)	51,100	2,614,787
Lincoln National Corp.	9,500	510,720
Linear Technology Corp.	2,500	87,400
McDonald’s Corp.(b)	34,000	2,025,720
Medtronic, Inc.	68,800	3,349,184
MetLife, Inc.	8,400	511,140
Microsoft Corp.(b)	138,950	3,962,854
Molson Coors Brewing Co.	39,000	2,138,760
Motorola, Inc.	70,000	697,200
Newmont Mining Corp.	34,000	1,503,140
Nike, Inc.	41,500	2,772,200
Norfolk Southern Corp.	35,600	2,121,048
Northern Trust Corp.	19,500	1,445,145
Occidental Petroleum Corp.(b)	69,200	5,758,132
Public Service Enterprise Group, Inc.	42,600	1,870,566
Qualcomm, Inc.	28,900	1,248,191
Starwood Hotels & Resorts Worldwide, Inc.	29,700	1,550,637
Torchmark Corp.	8,300	537,342
Union Pacific Corp.	16,900	2,453,711
United States Steel Corp.(b)	11,500	1,770,425
Wal-Mart Stores, Inc.	24,300	1,408,914
Yum! Brands, Inc.	79,500	3,234,060

		119,546,132

Total Common Stocks—83.9%		293,317,938

Rights	Shares	Value

Switzerland—0.0%
UBS AG(a)	40,700	$68,740

Total Rights—0.0%		68,740

Exchange-Traded Funds

United States—6.2%
Financial Select Sector SPDR Fund	118,900	3,163,929
iShares Dow Jones EURO Stoxx Banks	78,700	4,465,561
iShares Dow Jones Stoxx 600 Banks	74,700	4,350,686
iShares Dow Jones U.S. Real Estate Index Fund	37,900	2,610,552
KBW Insurance	65,200	3,153,724
KBW Regional Banking(c)	37,400	1,301,894
Lyxor Dow Jones Stoxx 600 Financial Services	30,700	1,750,163
Lyxor Dow Jones Stoxx 600 Insurance	25,500	936,894

Total Exchange-Traded Funds—6.2%		21,733,403

Total Long-Term Investments (Cost—$280,317,813)—90.1%		315,120,081

Short-Term Investments

Money Market Funds—6.2%
BlackRock Liquidity Series, LLC, Money Market Series, 2.85%(d)(e)(f)	4,070,700	4,070,700
Fidelity Institutional Money Market Prime Portfolio, 2.59%(d)	17,462,692	17,462,692

Total Money Market Funds		21,533,392

	Principal
	Amount

U.S. Government and Agency Discount Notes—6.5%
Federal Home Loan Bank Disc. Notes, 1.75%, 05/01/08(g)	$22,800,000	22,800,000

Total Short-Term Investments (Cost—$44,333,392)—12.7%		44,333,392

Options Purchased	Contracts

Outstanding Call Option Purchased—0.1%
United States Steel Corp., strike price $155, expires 07/21/08 (cost $179,881)	115	155,825

Total Investments Before Outstanding Options Written (Cost—$324,831,086*)—102.9%		359,609,298

Options Written

Outstanding Call Options Written—(2.7)%
Adidas AG, strike price 43.83 EUR, expires 05/27/08	(18,000)	(8,172)
AEM S.p.A., strike price 2.40 EUR, expires 06/17/08	(235,000)	(22,402)
Akzo Nobel N.V., strike price 49.91 EUR, expires 05/27/08	(3,000)	(22,107)
Akzo Nobel N.V., strike price 52.88 EUR, expires 06/17/08	(10,000)	(45,766)
Alcon, Inc., strike price $155, expires 11/21/08	(2,500)	(38,719)
Alcon, Inc., strike price $160, expires 05/19/08	(75)	(13,312)
Allstate Corp. (The), strike price $52.50, expires 07/21/08	(50)	(5,125)
Altria Group, Inc., strike price $22.25, expires 11/21/08	(52,000)	(21,388)
American Electric Power Co., Inc., strike price $47.50, expires 11/24/08	(130)	(25,675)
American Electric Power Co., Inc., strike price $50, expires 05/19/08	(120)	(900)
Aon Corp., strike price $45, expires 07/21/08	(100)	(24,250)
Aon Corp., strike price $51, expires 11/21/08	(10,000)	(14,044)
Apple, Inc., strike price $165, expires 11/07/08	(50)	(133,857)
Aracruz Celulose S.A. (ADR), strike price $80, expires 05/19/08	(150)	(39,750)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	35

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
ArcelorMittal, strike price $85, expires 06/23/08	(105)	$(79,800)
ArcelorMittal, strike price $95.50, expires 11/21/08	(10,500)	(76,743)
Arch Capital Group Ltd., strike price $75, expires 06/23/08	(35)	(2,712)
Archer Daniels Midland Co., strike price $45, expires 06/23/08	(110)	(20,350)
Archer Daniels Midland Co., strike price $46, expires 11/21/08	(17,000)	(73,911)
ASM Pacific Technology, strike price 50 HKD, expires 05/08/08	(235,000)	(106,940)
Assicurazioni Generali S.p.A., strike price 29.85 EUR, expires 06/17/08	(7,500)	(3,107)
AT&T, Inc., strike price $39, expires 06/20/08	(13,000)	(14,187)
AT&T, Inc., strike price $41, expires 11/20/08	(10,500)	(19,494)
AXA S.A., strike price 26.58 EUR, expires 06/17/08	(8,600)	(2,610)
Banco Bilbao Vizcaya Argentaria S.A., strike price 15.31 EUR, expires 06/17/08	(14,800)	(12,674)
Banco Santander Central Hispano S.A., strike price 13.95 EUR, expires 06/17/08	(16,300)	(11,448)
Bank of America Corp., strike price $45, expires 06/20/08	(12,700)	(794)
Bank of Yokohama Ltd. (The), strike price 731.45 JPY, expires 05/08/08	(180,000)	(69,483)
Bank Rakyat Indonesia, strike price 7,823.73 IDR, expires 05/28/08	(1,300,000)	(2,210)
Barrick Gold Corp., strike price $51, expires 11/21/08	(25,000)	(37,937)
Baxter Intl., Inc., strike price $62.50, expires 05/19/08	(100)	(10,750)
Baxter Intl., Inc., strike price $65, expires 11/22/08	(100)	(33,000)
BB&T Corp., strike price $37.50, expires 06/23/08	(233)	(12,815)
Becton Dickinson & Co., strike price $90.05, expires 11/21/08	(11,500)	(71,506)
Becton Dickinson & Co., strike price $90.55, expires 06/20/08	(9,000)	(22,487)
BNP Paribas, strike price 71.61 EUR, expires 06/17/08	(3,100)	(6,735)
Bunge Ltd., strike price $115, expires 07/21/08	(46)	(50,370)
Bunge Ltd., strike price $125, expires 06/23/08	(90)	(40,050)
C.R. Bard, Inc., strike price $106, expires 11/21/08	(10,000)	(22,600)
Chesapeake Energy Corp., strike price $51, expires 11/21/08	(30,000)	(190,788)
Chevron Corp., strike price $91, expires 11/21/08	(39,000)	(397,500)
Chevron Corp., strike price $93.50, expires 06/17/08	(120)	(57,172)
China Mobile Ltd., strike price 124.84 HKD, expires 05/28/08	(65,200)	(107,119)
China Mobile Ltd., strike price 130 HKD, expires 05/08/08	(81,000)	(63,450)
Cia Energetica de Minas Gera (ADR), strike price $21.50, expires 06/27/08	(380)	(19,380)
Cisco Systems, Inc., strike price $27, expires 05/19/08	(180)	(4,950)
Citigroup, Inc., strike price $27.50, expires 06/23/08	(140)	(7,840)
Cobham Plc, strike price 2.12 GBP, expires 06/17/08	(117,000)	(36,933)
Cobham Plc, strike price 2.27 GBP, expires 07/01/08	(206,000)	(41,823)
Colgate-Palmolive Co., strike price $80, expires 05/19/08	(115)	(3,737)
Colgate-Palmolive Co., strike price $80, expires 08/18/08	(100)	(3,000)
ConocoPhillips, strike price $85, expires 11/24/08	(105)	(79,013)
ConocoPhillips, strike price $90, expires 08/18/08	(70)	(22,050)
CVS Caremark Corp., strike price $42.50, expires 05/19/08	(65)	(1,950)
CVS Caremark Corp., strike price $44, expires 11/21/08	(34,000)	(55,519)
Daito Trust Construction Co. Ltd., strike price 5,603.49 JPY, expires 05/07/08	(9,000)	(90)
Daito Trust Construction Co. Ltd., strike price 6,063.47 JPY, expires 05/28/08	(11,000)	(680)
De La Rue Plc, strike price 8.75 GBP, expires 07/01/08	(21,000)	(11,046)
De La Rue Plc, strike price 8.89 GBP, expires 06/17/08	(111,000)	(38,421)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Diamond Offshore Drilling, Inc., strike price $141, expires 11/21/08	(10,000)	$(81,951)
Dime Community Bancshares, strike price $16.75, expires 05/16/08	(70,000)	(144,683)
Enel S.p.A., strike price 7.20 EUR, expires 07/01/08	(72,000)	(9,776)
Eni S.p.A., strike price 25.50 EUR, expires 07/01/08	(55,000)	(35,589)
EOG Resources, Inc., strike price $116.19, expires 05/16/08	(5,000)	(75,540)
EOG Resources, Inc., strike price $150.05, expires 11/21/08	(3,500)	(26,878)
EOG Resources, Inc., strike price $155.05, expires 11/21/08	(3,500)	(22,681)
Esprit Holdings Ltd., strike price 101.98 HKD, expires 05/07/08	(23,000)	(4,115)
Esprit Holdings Ltd., strike price 103.60 HKD, expires 05/07/08	(24,200)	(3,160)
Esprit Holdings Ltd., strike price 111.38 HKD, expires 05/28/08	(26,500)	(6,704)
Exxon Mobil Corp., strike price $95, expires 07/21/08	(135)	(43,537)
Exxon Mobil Corp., strike price $96, expires 11/21/08	(27,000)	(152,348)
Exxon Mobil Corp., strike price $99, expires 11/21/08	(13,500)	(58,138)
Fanuc Ltd., strike price 11,412.50 JPY, expires 05/28/08	(8,000)	(22,507)
Financial Select Sector SPDR Fund, strike price $26.91, expires 05/23/08	(23,800)	(15,827)
Financial Select Sector SPDR Fund, strike price $28, expires 06/23/08	(350)	(19,250)
Formento Economico Mexicana SAB de CV (ADR), strike price $49, expires 11/07/08	(16,000)	(34,854)
Fortum Oyj, strike price 30.63 EUR, expires 05/13/08	(22,810)	(1,459)
FPL Group, Inc., strike price $70, expires 06/23/08	(75)	(5,062)
FPL Group, Inc., strike price $71, expires 11/21/08	(10,000)	(27,976)
Fred Olson Energy ASA, strike price 315.04 NOK, expires 05/13/08	(10,000)	(24,621)
Fred Olson Energy ASA, strike price 327.23 NOK, expires 07/01/08	(8,000)	(25,809)
Fresenius Medical Care AG & Co. KGaA, strike price 33.46 EUR, expires 06/17/08	(20,400)	(34,907)
Gazprom OAO (ADR), strike price $53.45, expires 05/13/08	(16,500)	(22,948)
Gilead Sciences, Inc., strike price $52.50, expires 05/19/08	(115)	(10,637)
Gilead Sciences, Inc., strike price $55, expires 11/21/08	(25,000)	(110,125)
Google, Inc., strike price $500, expires 05/19/08	(10)	(75,900)
Google, Inc., strike price $600, expires 12/22/08	(10)	(59,100)
Greenhill & Co., Inc., strike price $76.81, expires 05/16/08	(8,700)	(2,672)
H.J. Heinz Co., strike price $50.05, expires 11/21/08	(10,000)	(15,540)
Hannover Rueckversicherung AG, strike price 32.86 EUR, expires 07/01/08	(10,000)	(24,338)
HSBC Holdings Plc, strike price 8.93 GBP, expires 06/17/08	(39,900)	(14,214)
ICAP Plc, strike price 6.30 GBP, expires 06/17/08	(71,000)	(50,276)
Imperial Tobacco Group Plc, strike price 24 GBP, expires 06/17/08	(10,000)	(19,213)
Imperial Tobacco Group Plc, strike price 24.11 GBP, expires 05/13/08	(15,100)	(14,243)
Imperial Tobacco Group Plc, strike price 25.79 GBP, expires 07/01/08	(10,000)	(7,580)
ING Groep N.V., strike price 27.06 EUR, expires 06/17/08	(6,400)	(1,725)
Intesa Sanpaolo S.p.A., strike price 4.62 EUR, expires 06/17/08	(48,800)	(11,292)
Intl. Business Machines Corp., strike price $125, expires 07/21/08	(25)	(7,625)

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Intl. Business Machines Corp., strike price $125.25, expires 11/17/08	(75)	$(48,038)
iShares Dow Jones U.S. Real Estate Index Fund, strike price $75, expires 06/23/08	(190)	(14,725)
ITOCHU Corp., strike price 1,286.45 JPY, expires 05/28/08	(110,000)	(10,920)
Japan Real Estate Investment Corp. (REIT), strike price 1,298,000 JPY, expires 05/28/08	(70)	(26,473)
Johnson & Johnson, strike price $68, expires 11/07/08	(100)	(23,262)
JPMorgan Chase & Co., strike price $52.50, expires 06/23/08	(105)	(5,880)
K+S AG, strike price 210.56 EUR, expires 05/13/08	(3,700)	(279,090)
K+S AG, strike price 240 EUR, expires 12/19/08	(32)	(286,004)
K+S AG, strike price 260 EUR, expires 12/19/08	(56)	(423,505)
KBW Insurance, strike price $48.38, expires 05/23/08	(13,000)	(19,599)
KBW Insurance, strike price $50, expires 06/23/08	(196)	(20,580)
KBW Regional Banking, strike price $37.85, expires 05/23/08	(7,500)	(2,065)
Kellogg Co., strike price $55, expires 05/19/08	(130)	(1,950)
Konica Minolta Holdings, Inc., strike price 1,652.11 JPY, expires 07/08/08	(27,300)	(22,447)
Konica Minolta Holdings, Inc., strike price 1,787.36 JPY, expires 05/07/08	(27,300)	(1,458)
Legal & General Group Plc, strike price 1.271 GBP, expires 07/01/08	(110,000)	(13,385)
Legal & General Group Plc, strike price 1.379 GBP, expires 06/17/08	(300,000)	(11,157)
Lincoln National Corp., strike price $60, expires 07/21/08	(50)	(3,375)
Linde AG, strike price 93.84 EUR, expires 06/17/08	(8,700)	(42,602)
Linde AG, strike price 97.82 EUR, expires 07/01/08	(3,400)	(9,917)
McDonald’s Corp., strike price $61, expires 11/21/08	(17,000)	(59,595)
Medtronic, Inc., strike price $51.50, expires 06/27/08	(275)	(17,825)
Medtronic, Inc., strike price $52.50, expires 05/19/08	(100)	(1,500)
MetLife, Inc., strike price $65, expires 06/23/08	(40)	(3,900)
Microsoft Corp., strike price $32, expires 05/19/08	(650)	(4,225)
Mizuho Financial Group, Inc., strike price 550,762.08 JPY, expires 07/08/08	(120)	(36,380)
Molson Coors Brewing Co., strike price $57.50, expires 06/25/08	(115)	(21,761)
Molson Coors Brewing Co., strike price $58, expires 11/21/08	(10,000)	(35,345)
National Express Group Plc, strike price 13 GBP, expires 05/08/08	(55,000)	(1)
Nestle S.A., strike price 528.39 CHF, expires 06/17/08	(3,700)	(9,108)
New World Development Co. Ltd., strike price 26.06 HKD, expires 05/07/08	(255,000)	(7)
Newmont Mining Corp., strike price $56.94, expires 11/21/08	(12,000)	(16,626)
Nike, Inc., strike price $70, expires 06/23/08	(100)	(12,500)
Nike, Inc., strike price $71, expires 11/21/08	(13,000)	(52,021)
Nintendo Co. Ltd., strike price 51,909.06 JPY, expires 05/08/08	(2,200)	(123,825)
Nintendo Co. Ltd., strike price 59,000 JPY, expires 07/09/08	(2,300)	(58,906)
Nintendo Co. Ltd., strike price 62,325.23 JPY, expires 05/28/08	(3,400)	(63,873)
Nordea Bank AB, strike price 108.37 SEK, expires 06/17/08	(14,800)	(5,007)
Norfolk Southern Corp., strike price $62.99, expires 11/03/08	(18,000)	(71,071)
Northern Trust Corp., strike price $75, expires 05/30/08	(195)	(43,809)
Occidental Petroleum Corp., strike price $80, expires 05/19/08	(140)	(63,000)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Occidental Petroleum Corp., strike price $85, expires 11/24/08	(155)	$(129,425)
Occidental Petroleum Corp., strike price $88, expires 11/21/08	(9,500)	(67,516)
Oriflame Cosmetics S.A., strike price 424.86 SEK, expires 05/15/08	(20,500)	(135,816)
Oriflame Cosmetics S.A., strike price 432.55 SEK, expires 06/16/08	(18,476)	(115,473)
Orkla ASA, strike price 68.80 NOK, expires 05/09/08	(158,000)	(37,161)
Partner Communications (ADR), strike price $22.50, expires 05/16/08	(67,000)	(84,179)
Partner Communications (ADR), strike price $25, expires 11/24/08	(245)	(26,337)
Petroleo Brasileiro S.A. (ADR), strike price $67.50, expires 07/21/08	(95)	(54,150)
Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/21/08	(9,500)	(88,694)
Piraeus Bank S.A., strike price 21.95 EUR, expires 06/17/08	(18,900)	(44,104)
Potash Corp. of Saskatchewan, strike price $181, expires 11/21/08	(5,200)	(189,116)
Potash Corp. of Saskatchewan, strike price $200, expires 06/23/08	(28)	(28,280)
Public Service Enterprise Group, Inc., strike price $45,
expires 06/21/08	(105)	(11,550)
Qualcomm, Inc., strike price $45, expires 06/23/08	(145)	(15,370)
Research In Motion Ltd., strike price $140, expires 06/23/08	(55)	(13,970)
Samsung Electronics Co. Ltd., strike price 609,000 KRW, expires 05/08/08	(1,450)	(147,711)
Shizuoka Bank Ltd. (The), strike price 1,214.75 JPY, expires 05/08/08	(54,500)	(36,306)
Shizuoka Bank Ltd. (The), strike price 1,311.77 JPY, expires 07/08/08	(54,500)	(38,062)
Sims Group Ltd., strike price 31.83 AUD, expires 05/07/08	(37,900)	(59,184)
Singapore Telecommunications Ltd., strike price 4.097 SGD, expires 05/07/08	(372,000)	(2,910)
Standard Chartered Plc, strike price 19.48 GBP, expires 06/17/08	(9,400)	(4,526)
Starwood Hotels & Resorts Worldwide, Inc., strike price $60, expires 05/19/08	(297)	(5,197)
Sumitomo Corp., strike price 1,779.80 JPY, expires 05/28/08	(74,000)	(1,236)
Sun Hung Kai Properties Ltd., strike price 154.616 HKD, expires 05/28/08	(38,500)	(9,884)
Syngenta AG, strike price 334.41 CHF, expires 11/04/08	(5,800)	(102,171)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $10.85, expires 06/27/08	(80,000)	(53,776)
TELUS Corp., strike price 48 CAD, expires 05/19/08	(140)	(7,298)
TELUS Corp., strike price 52 CAD, expires 11/22/08	(200)	(33,264)
Teva Pharmaceutical Industries Ltd. (ADR), strike price $50, expires 06/23/08	(160)	(6,400)
Teva Pharmaceutical Industries Ltd. (ADR), strike price $53, expires 11/21/08	(10,000)	(12,598)
Torchmark Corp., strike price $65, expires 05/19/08	(40)	(4,400)
Total S.A., strike price 52.89 EUR, expires 11/04/08	(10,000)	(63,796)
Total S.A., strike price 54.32 EUR, expires 07/01/08	(10,000)	(25,823)
UBS AG, strike price 36 CHF, expires 05/16/08	(20,000)	(11,646)
Ultra Petroleum Corp., strike price $86, expires 06/30/08	(12,000)	(46,583)
Ultra Petroleum Corp., strike price $91, expires 11/21/08	(12,000)	(77,881)
Union Pacific Corp., strike price $135, expires 05/19/08	(30)	(33,450)
Union Pacific Corp., strike price $150, expires 11/24/08	(60)	(65,400)
United Overseas Bank Ltd., strike price 18.85 SGD, expires 05/07/08	(46,200)	(52,563)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	37

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(concluded)
United States Steel Corp., strike price $170, expires 07/21/08	(230)	$(171,350)
Vodafone Group Plc (ADR), strike price $35.25, expires 11/21/08	(28,000)	(35,470)
Wal-Mart Stores, Inc., strike price $60, expires 06/25/08	(120)	(13,168)
Wartsila Oyj, B Shares, strike price 45.74 EUR, expires 05/13/08	(17,490)	(11,604)
Yara Intl. ASA, strike price 304.50 NOK, expires 05/27/08	(36,000)	(483,620)
Yara Intl. ASA, strike price 320 NOK, expires 06/16/08	(13,600)	(151,715)
Yara Intl. ASA, strike price 332.72 NOK, expires 11/04/08	(57,500)	(925,710)
Yum! Brands, Inc., strike price $40.25, expires 11/17/08	(210)	(82,730)
Yum! Brands, Inc., strike price $40.50, expires 11/07/08	(22,000)	(81,974)
Zurich Financial Services AG, strike price 346.24 CHF, expires 06/17/08	(1,000)	(1,680)

Total Outstanding Call Options Written		(9,556,385)

Options Written	Contracts	Value

Outstanding Put Options Written—(0.0)%
Apple, Inc., strike price $155, expires 05/23/08	(50)	$(5,161)
H.J. Heinz Co., strike price $46.75, expires 05/12/08	(165)	(7,795)
Linear Technology Corp., strike price $32, expires 05/09/08	(530)	(1,187)

Total Outstanding Put Options Written		(14,143)

Total Outstanding Options Written (Premium Received—$8,042,146)—(2.7)%		(9,570,528)

Total Investments Net of Outstanding Options Written—100.2%		350,038,770
Liabilities in Excess of Other Assets—(0.2)%		(526,103)

Net Assets—100.0%		$349,512,667

*	The cost and unrealized appreciation/depreciation of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$326,114,246

Gross unrealized appreciation	$42,486,712
Gross unrealized depreciation	(8,991,660)

Net unrealized appreciation	$33,495,052

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Represents current yield as of report date.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Interest Income

BlackRock Liquidity Series, LLC, Money Market Series	$4,070,700	$16,474

(f)	Security purchased with the cash proceeds from securities loaned.
(g)	Rate shown is the yield to maturity as of the date of purchase.

•	Forward foreign exchange contracts as of April 30, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Depreciation

USD	1,071,374	JPY	111,380,000	5/7/08	$(258)

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology—15.3%
Alexion Pharmaceuticals, Inc.(a)(b)	125,500	$8,832,690
Amgen, Inc.	51,200	2,143,744
Applera Corp. - Celera Group(b)	114,300	1,529,334
ARYx Therapeutics, Inc.	20,300	123,221
Celgene Corp.(c)	61,771	3,838,450
Charles River Laboratories Intl., Inc.(c)	74,600	4,330,530
Genentech, Inc.(c)	22,600	1,541,320
Genzyme Corp.(c)	50,400	3,545,640
Halozyme Therapeutics, Inc.(c)	38,500	190,190
Integra LifeSciences Holdings Corp.(b)(c)	65,000	2,754,050
InterMune, Inc.(b)(c)	15,467	245,152
Kosan Biosciences, Inc.(c)	41,800	69,388
Millipore Corp.(c)	31,700	2,222,170
Nanosphere, Inc.(c)	13,200	87,912

		31,453,791

Electronics—0.5%
Varian, Inc.(c)	20,000	1,018,600

Healthcare Products—31.0%
Alcon, Inc.	39,200	6,193,600
Alphatec Holdings, Inc.(c)	70,900	342,447
Baxter Intl., Inc.	137,800	8,587,696
Beckman Coulter, Inc.	5,800	396,140
Becton Dickinson & Co.(a)	117,800	10,531,320
C.R. Bard, Inc.	28,300	2,665,011
China Medical Technologies, Inc. (ADR)	69,700	2,606,780
Covidien Ltd.	33,700	1,573,453
Cyberonics, Inc.(c)	70,000	1,106,000
Johnson & Johnson	96,800	6,494,312
Medtronic, Inc.(a)	152,300	7,413,964
SenoRx, Inc.(c)	45,600	332,880
St. Jude Medical, Inc.(c)	111,000	4,859,580
Stryker Corp.	64,000	4,149,120
Varian Medical Systems, Inc.(b)(c)	96,300	4,514,544
Zimmer Holdings, Inc.(c)	28,400	2,106,144

		63,872,991

Healthcare Services—3.1%
Aetna, Inc.	50,100	2,184,360
Covance, Inc.(c)	34,000	2,848,860
Fresenius Medical Care AG & Co. KGaA	25,700	1,356,375

		6,389,595

Pharmaceuticals—34.4%
Abbott Laboratories(a)	50,300	2,653,325
Auxilium Pharmaceuticals, Inc.(c)	125,200	3,849,900
BioForm Medical, Inc.(c)	12,800	65,024
BioMarin Pharmaceuticals, Inc.(c)	73,738	2,688,487
Bristol-Myers Squibb Co.	311,700	6,848,049
Eli Lilly & Co.	59,000	2,840,260
Gilead Sciences, Inc.(b)(c)	268,600	13,902,736
Medco Health Solutions, Inc.(c)	75,800	3,755,132
Merck & Co., Inc.(a)	125,500	4,774,020
Novartis AG (ADR)	23,600	1,187,788
Onyx Pharmaceuticals, Inc.(c)	43,300	1,522,428
Pfizer, Inc.(a)	107,100	2,153,781
Poniard Pharmaceuticals, Inc.(b)(c)	66,500	244,055
Progenics Pharmaceuticals, Inc.(c)	20,700	278,829
Rigel Pharmaceuticals, Inc.(c)	49,100	1,104,750
Roche Holding AG	74,650	12,352,798
Teva Pharmaceutical Industries Ltd. (ADR)	116,100	5,431,158
United Therapeutics Corp.(c)	51,300	4,334,850
Wyeth	16,900	751,543

		70,738,913

Common Stocks	Shares	Value

Technology—2.7%
CVS Caremark Corp.	139,100	$5,615,467

Software—0.2%
MedAssets, Inc.(c)	22,200	333,222

Total Common Stocks (Cost—$164,741,832)—87.2%		179,422,579

Short-Term Securities

Money Market Funds—13.6%
BlackRock Liquidity Series, LLC, Money Market Series, 2.85%(d)(e)(f)	17,518,150	17,518,150
Fidelity Institutional Money Market Prime Portfolio, 2.59%(d)	10,484,509	10,484,509

Total Money Market Funds		28,002,659

	Principal Amount

U.S. Government and Agency Discount Notes—8.2%
Federal Home Loan Bank Disc. Notes, 1.60%-1.75%, 05/01/08(g)	$17,000,000	17,000,000

Total Short-Term Investments (Cost—$45,002,659)—21.8%		45,002,659

Options Purchased	Contracts

Outstanding Call Option Purchased—0.0%
Alexion Pharmaceuticals, Inc., strike price $70, expires 11/24/08 (cost $52,150)	50	51,500

Total Investments Before Outstanding Options Written (Cost—$209,796,641*)—109.0%		224,476,738

Options Written

Outstanding Call Options Written—(0.5)%
Abbott Laboratories, strike price $55, expires 06/23/08	(75)	(6,750)
Alcon, Inc., strike price $155, expires 11/21/08	(5,000)	(77,438)
Alcon, Inc., strike price $170, expires 11/24/08	(11)	(9,130)
Alexion Pharmaceuticals, Inc., strike price $70, expires 05/19/08	(200)	(54,500)
Alexion Pharmaceuticals, Inc., strike price $80, expires 11/24/08	(100)	(61,000)
Alphatec Holdings, Inc., strike price $6.03, expires 11/21/08	(10,000)	(3,378)
Amgen, Inc., strike price $50.05, expires 11/21/08	(10,000)	(14,736)
Applera Corp. - Celera Group, strike price $17.50, expires 06/23/08	(61)	(1,067)
Auxilium Pharmaceuticals, Inc., strike price $35, expires 06/21/08	(175)	(44,188)
Baxter Intl., Inc., strike price $65, expires 05/19/08	(200)	(7,000)
Baxter Intl., Inc., strike price $65, expires 11/22/08	(100)	(33,000)
Becton Dickinson & Co., strike price $85, expires 05/19/08	(235)	(111,625)
Becton Dickinson & Co., strike price $90.55, expires 06/20/08	(10,000)	(24,986)
Becton Dickinson & Co., strike price $95, expires 06/23/08	(100)	(8,750)
BioMarin Pharmaceuticals, Inc., strike price $41, expires 11/21/08	(25,000)	(87,498)
Bristol-Myers Squibb Co., strike price $23.99, expires 11/21/08	(45,000)	(38,619)
C.R. Bard, Inc., strike price $110, expires 01/19/09	(25)	(5,750)
Celgene Corp., strike price $65, expires 07/21/08	(200)	(74,000)
China Medical Technologies, Inc. (ADR), strike price $50, expires 06/23/08	(40)	(1,500)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	39

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Covance, Inc., strike price $90, expires 05/19/08	(10)	$(350)
Covance, Inc., strike price $95, expires 11/24/08	(50)	(14,375)
CVS Caremark Corp., strike price $42.50, expires 05/19/08	(200)	(6,000)
CVS Caremark Corp., strike price $44, expires 11/21/08	(5,000)	(8,165)
Cyberonics, Inc., strike price $17.50, expires 07/21/08	(200)	(12,500)
Eli Lilly & Co., strike price $55.90, expires 11/21/08	(10,000)	(9,464)
Fresenius Medical Care AG & Co. KGaA, strike price 33.46 EUR, expires 06/17/08	(7,300)	(12,491)
Gilead Sciences, Inc., strike price $50, expires 05/19/08	(150)	(36,375)
Gilead Sciences, Inc., strike price $52.50, expires 05/19/08	(200)	(18,500)
Gilead Sciences, Inc., strike price $55, expires 11/21/08	(15,000)	(66,075)
Gilead Sciences, Inc., strike price $57.50, expires 11/24/08	(150)	(37,875)
Integra LifeSciences Holdings Corp., strike price $50, expires 01/19/09	(10)	(2,525)
Johnson & Johnson, strike price $70, expires 01/19/09	(100)	(20,750)
Medtronic, Inc., strike price $51.50, expires 06/27/08	(200)	(12,964)
Medtronic, Inc., strike price $55, expires 05/19/08	(100)	(750)
Medtronic, Inc., strike price $55, expires 11/24/08	(48)	(5,760)
Millipore Corp., strike price $75, expires 06/23/08	(50)	(7,625)
Poniard Pharmaceuticals, Inc., strike price $6.52, expires 05/16/08	(10,000)	—
St. Jude Medical, Inc., strike price $47.50, expires 07/18/08	(13,000)	(11,262)
Stryker Corp., strike price $72, expires 11/07/08	(205)	(43,878)
Teva Pharmaceutical Industries Ltd. (ADR), strike price $50, expires 06/23/08	(100)	(4,000)
Teva Pharmaceutical Industries Ltd. (ADR), strike price $53, expires 11/21/08	(9,000)	(11,338)

Options Written	Contracts	Value

Outstanding Call Options Written—(concluded)
United Therapeutics Corp., strike price $115, expires 11/24/08	(100)	$(72,500)
Varian Medical Systems, Inc., strike price $50, expires 05/19/08	(240)	(6,000)
Varian Medical Systems, Inc., strike price $55, expires 05/19/08	(50)	(1,625)
Varian Medical Systems, Inc., strike price $55, expires 11/24/08	(40)	(7,600)

Total Outstanding Call Options Written		(1,095,662)

Outstanding Put Options Written—(0.0)%
Becton Dickinson & Co., strike price $80, expires 05/19/08	(70)	(2,100)
Charles River Laboratories Intl., Inc., strike price $55, expires 05/19/08	(50)	(3,375)
Medtronic, Inc., strike price $45, expires 11/24/08	(48)	(8,880)
Millipore Corp., strike price $60, expires 05/19/08	(50)	(1,500)
Pfizer, Inc., strike price $20, expires 05/19/08	(50)	(2,125)
United Therapeutics Corp., strike price $85, expires 06/23/08	(50)	(29,250)
Wyeth, strike price $40, expires 05/19/08	(50)	(625)

Total Outstanding Put Options Written		(47,855)

Total Outstanding Options Written (Premium Received—$1,307,592)—(0.5)%		(1,143,517)

Total Investments Net of Outstanding Options Written—108.5%		223,333,221
Liabilities in Excess of Other Assets—(8.5)%		(17,588,357)

Net Assets—100.0%		$205,744,864

*	The cost and unrealized appreciation/depreciation of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$210,208,136

Gross unrealized appreciation	$18,298,866
Gross unrealized depreciation	(4,030,264)

Net unrealized appreciation	$14,268,602

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Security, or a portion of security, is on loan.
(c)	Non-income producing security.
(d)	Represents current yield as of report date.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Interest Income

BlackRock Liquidity Series, LLC, Money Market Series	$17,518,150	$33,055

(f)	Security purchased with the cash proceeds from securities loaned.
(g)	Rate shown is the yield to maturity as of the date of purchase.

•	Swaps outstanding as of April 30, 2008 were as follows:

	Notional Amount (000)	Unrealized Depreciation

Pay a floating rate based on 6-month USD LIBOR minus 20 basis points and receive a fixed rate based on the return of the underlying equity baskets. Broker, Credit Suisse International Expires October 2008	$155,809	$(142,410)

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—3.3%
BHP Billiton Ltd. (ADR)	155,800	$12,566,828
Lion Nathan Ltd.	892,700	7,030,452
Santos Ltd.	736,517	11,062,623
Sims Group Ltd.	609,350	19,007,572
Zinifex Ltd.	1,327,400	12,628,910

		62,296,385

Belgium—1.4%
Belgacom S.A.	304,100	13,963,347
Compagnie Maritime Belge S.A.	47,600	3,311,309
KBC Groep N.V.	63,400	8,533,942

		25,808,598

Bermuda—0.8%
Invesco Ltd.	596,400	15,297,660

Brazil—3.9%
Aracruz Celulose S.A. (ADR)(a)	147,000	11,848,200
Bovespa Holding S.A.	264,900	4,024,019
Cia Energetica de Minas Gerais (ADR)	808,611	16,584,602
Petroleo Brasileiro S.A. (ADR)	178,850	21,715,967
Unibanco - Uniao de Bancos Brasileiros S.A. (ADR)(a)	133,500	19,412,235

		73,585,023

Canada—5.8%
Barrick Gold Corp.(a)	515,400	19,904,748
Canadian Natural Resources Ltd.	242,200	20,574,134
EnCana Corp.(a)	124,100	10,028,521
Goldcorp, Inc.	307,700	10,941,055
Kinross Gold Corp.	1,102,300	20,828,884
Potash Corp. of Saskatchewan	23,600	4,341,220
Suncor Energy, Inc.	119,750	13,494,627
TELUS Corp.	237,600	10,928,043

		111,041,232

Chile—0.8%
Banco Santander-Chile (ADR)(a)	291,200	15,293,824

Denmark—0.3%
TrygVesta AS	56,100	4,791,870

Finland—0.6%
Wartsila Oyj, B Shares	159,100	10,835,250

France—6.4%
AXA S.A.	340,100	12,565,924
BNP Paribas	107,900	11,502,661
Cap Gemini S.A.	163,500	9,820,048
Casino Guichard Perrachon S.A.	102,000	12,792,056
France Telecom S.A.	291,900	9,133,821
Societe Generale	79,800	9,269,947
Total S.A.	490,500	41,087,285
Vivendi(b)	418,100	16,856,735

		123,028,477

Germany—5.9%
Adidas AG	177,400	11,255,254
BASF AG	87,800	12,482,364
DaimlerChrysler AG	130,200	10,123,906
Deutsche Post AG(a)	470,200	14,611,330
E.ON AG	75,002	15,213,820
Hannover Rueckversicherung AG	93,900	5,104,372
Linde AG	179,800	26,208,392
RWE AG	92,600	10,648,892
SAP AG	153,700	7,692,178

		113,340,508

Common Stocks	Shares	Value

Greece—0.4%
National Bank of Greece S.A.	132,100	$7,266,090

Hong Kong—3.9%
China Mobile Ltd.	829,700	14,276,996
Esprit Holdings Ltd.	938,700	11,559,642
Kerry Properties Ltd.	1,663,300	11,261,377
New World Development Co. Ltd.	4,073,000	10,525,842
Sun Hung Kai Properties Ltd.	619,200	10,821,474
Yue Yuen Industrial Holdings Ltd.	5,204,500	15,789,404

		74,234,735

Indonesia—0.3%
Telekomunikasi Indonesia Tbk PT (ADR)	155,800	6,048,156

Israel—0.8%
Cellcom Israel Ltd.	466,900	15,435,714

Italy—3.3%
Assicurazioni Generali S.p.A.	126,800	5,605,192
Enel S.p.A.	1,749,390	18,981,115
Eni S.p.A.	726,400	27,958,093
Intesa Sanpaolo S.p.A.	1,471,900	10,372,405

		62,916,805

Japan—10.9%
Bank of Yokohama Ltd. (The)	1,770,500	13,001,124
Daito Trust Construction Co. Ltd.	209,500	9,755,223
Fanuc Ltd.	126,200	13,301,883
Honda Motor Co. Ltd.	529,400	16,896,554
ITOCHU Corp.	1,144,300	11,984,829
Japan Real Estate Investment Corp. (REIT)	760	9,009,110
Japan Tobacco, Inc.	2,380	11,573,009
Komatsu Ltd.	769,400	23,415,844
Konica Minolta Holdings, Inc.	989,000	14,903,724
Mizuho Financial Group, Inc.	1,320	6,658,524
Nintendo Co. Ltd.	60,100	33,221,662
Shin-Etsu Chemical Co. Ltd.	227,500	14,086,832
Shizuoka Bank Ltd. (The)	1,180,000	14,486,932
Sumitomo Corp.	1,154,600	15,544,726

		207,839,976

Luxembourg—1.8%
Oriflame Cosmetics S.A.	214,786	16,361,964
SES S.A.	752,190	18,442,708

		34,804,672

Malaysia—1.0%
IOI Corp. Bhd	144,725	334,296
Sime Darby Bhd	3,737,000	11,356,505
Telekom Malaysia Bhd	2,111,200	2,420,132
TM Intl. Bhd(b)	2,111,200	4,778,436

		18,889,369

Mexico—0.6%
Fomento Economico Mexicano SAB de CV	2,177,200	9,440,501
Kimberly-Clark de Mexico SAB de CV	543,800	2,587,117

		12,027,618

Netherlands—1.9%
Akzo Nobel N.V.	186,000	15,703,355
Heineken N.V.	199,300	11,550,087
Koninklijke Ahold N.V.(a)	632,600	9,343,837

		36,597,279

Norway—3.6%
DnB NOR ASA	574,900	8,534,541
Fred Olsen Energy ASA	315,600	19,946,127
Orkla ASA	156,000	2,056,727
ProSafe SE(b)	847,000	14,590,044
Yara Intl. ASA	332,100	24,077,359

		69,204,798

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	41

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Philippines—0.8%
Philippine Long Distance Telephone Co. (ADR)(a)	247,500	$15,122,250

Russia—1.3%
Gazprom OAO (ADR)	257,900	13,645,924
NovaTek OAO (ADR)	143,700	10,823,616

		24,469,540

Singapore—4.0%
CapitaLand Ltd.	2,819,000	14,207,764
Singapore Airlines Ltd.	1,014,000	11,943,977
Singapore Technologies Engineering Ltd.	4,781,000	11,382,824
Singapore Telecommunications Ltd.	7,941,100	22,678,020
United Overseas Bank Ltd.	1,047,600	15,745,218

		75,957,803

South Africa—1.2%
Sasol Ltd. (ADR)(a)	398,000	22,546,700

South Korea—0.6%
Samsung Electronics Co. Ltd.	14,900	10,562,727

Spain—1.6%
Banco Bilbao Vizcaya Argentaria S.A.	466,200	10,692,365
Banco Popular Espanol S.A.	481,500	8,271,352
Banco Santander Central Hispano S.A.	546,200	11,812,173

		30,775,890

Sweden—1.2%
Nordea Bank AB	518,700	8,530,512
SSAB Svenskt Stal AB, Ser. A	151,800	5,010,911
TeliaSonera AB	970,000	8,618,632

		22,160,055

Switzerland—4.5%
Compagnie Financiere Richemont S.A.	243,391	14,631,875
Nestle S.A.	19,600	9,354,652
Novartis AG	470,400	23,710,611
Swiss Life Holding(b)	19,200	5,706,765
Syngenta AG	66,600	19,793,856
UBS AG(b)	224,000	7,412,647
Zurich Financial Services AG	14,800	4,485,436

		85,095,842

Taiwan—2.7%
Nan Ya Plastics Corp.	3,600,000	8,459,516
Taiwan Fertlizer Co. Ltd.	3,428,800	16,633,755
Taiwan Mobile Co. Ltd.	5,700,333	10,825,485
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)(a)	700,000	7,868,000
Via Technologies, Inc.(b)	13,673,000	8,582,119

		52,368,875

Turkey—0.4%
Turkcell Iletisim Hizmet AS (ADR)(a)(b)	407,400	8,209,110

United Kingdom—17.2%
Arriva Plc(a)	736,500	10,263,248
Aviva Plc	386,500	4,801,438
Barclays Plc	710,200	6,421,556
BP Plc	3,019,700	36,591,896
British American Tobacco Plc	443,600	16,640,417
British Energy Group Plc	940,000	14,029,779
De La Rue Plc(a)	385,973	6,527,689
Firstgroup Plc	1,075,200	12,053,506
HSBC Holdings Plc	684,900	11,892,526
ICAP Plc(a)	948,000	10,944,164
Imperial Tobacco Group Plc	251,300	12,034,545
Intercontinental Hotels Group Plc	466,550	7,477,800
Intl. Power Plc(a)	1,371,200	11,895,423
Meggitt Plc	1,696,800	9,954,154
National Express Group Plc(a)	618,200	11,300,623
Northumbrian Water Group Plc(a)	1,806,100	11,667,193
Prudential Plc	356,500	4,842,370

Common Stocks	Shares	Value

United Kingdom—(concluded)
Rio Tinto Plc (ADR)	25,100	$11,797,000
Royal Bank of Scotland Group Plc	1,036,720	7,016,900
Royal Dutch Shell Plc, Class B	748,600	29,828,918
Shire Plc(a)	646,100	11,869,203
Smiths Group Plc	590,700	11,315,739
Standard Chartered Plc	254,900	9,006,397
Standard Life Plc	966,300	4,772,971
United Business Media Plc	899,100	10,226,874
Vodafone Group Plc	6,444,500	20,394,676
Vodafone Group Plc (ADR)	178,000	5,635,480
Willis Group Holdings Ltd.(a)	219,400	7,624,150

		328,826,635

Total Common Stocks—93.2%		1,776,679,466

Rights

Switzerland—0.0%
UBS AG(b)	224,000	378,324

Total Rights—0.0%		378,324

Exchange-Traded Funds

United States—0.8%
iShares Dow Jones EURO Stoxx Banks	72,100	4,091,067
iShares Dow Jones Stoxx 600 Banks	102,500	5,969,817
Lyxor Dow Jones Stoxx 600 Financial Services	33,900	1,932,591
Lyxor Dow Jones Stoxx 600 Insurance	67,200	2,468,991

Total Exchange-Traded Funds—0.8%		14,462,466

Total Long-Term Investments (Cost—$1,833,436,131)—94.0%		1,791,520,256

Short-Term Securities

Money Market Fund—5.8%
Fidelity Institutional Money Market Prime Portfolio, 2.59% (cost $110,135,753)(c)	110,135,753	110,135,753

Total Investments Before Outstanding Options Written (Cost—$1,943,571,884*)—99.8%		1,901,656,009

Options Written	Contracts

Outstanding Call Options Written—(2.2)%
Adidas AG, strike price 43.83 EUR, expires 05/27/08	(97,600)	(44,310)
Akzo Nobel N.V., strike price 49.91 EUR, expires 05/27/08	(81,000)	(596,882)
Akzo Nobel N.V., strike price 52.88 EUR, expires 06/17/08	(11,000)	(50,343)
Aracruz Celulose S.A. (ADR), strike price $80, expires 05/19/08	(800)	(212,000)
Arriva Plc, strike price 6.98 GBP, expires 05/13/08	(467,000)	(210,885)
Arriva Plc, strike price 7.20 GBP, expires 06/17/08	(87,000)	(54,555)
Assicurazioni Generali S.p.A., strike price 28.11 EUR, expires 05/27/08	(63,400)	(75,239)
Aviva Plc, strike price 6.22 GBP, expires 05/27/08	(193,300)	(87,105)
AXA S.A., strike price 24.60 EUR, expires 05/13/08	(97,000)	(38,191)
Banco Bilbao Vizcaya Argentaria S.A., strike price 13.92 EUR, expires 05/27/08	(170,800)	(280,354)
Banco Bilbao Vizcaya Argentaria S.A., strike price 14.63 EUR, expires 06/17/08	(62,000)	(79,760)
Banco Popular Espanol S.A., strike price 11.42 EUR, expires 06/17/08	(86,000)	(63,840)
Banco Popular Espanol S.A., strike price 11.68 EUR, expires 05/27/08	(155,000)	(58,245)

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Banco Santander Central Hispano S.A., strike price 12.18 EUR, expires 05/27/08	(196,000)	$(511,614)
Banco Santander Central Hispano S.A., strike price 13.82 EUR, expires 05/13/08	(196,000)	(84,132)
Banco Santander Central Hispano S.A., strike price 13.86 EUR, expires 06/17/08	(77,000)	(58,841)
Banco Santander-Chile (ADR), strike price $52.79, expires 06/20/08	(160,000)	(181,888)
Bank of Yokohama Ltd. (The), strike price 731.45 JPY, expires 05/08/08	(974,000)	(375,978)
Barclays Plc, strike price 4.39 GBP, expires 05/27/08	(161,000)	(101,880)
Barclays Plc, strike price 5 GBP, expires 06/20/08	(100)	(23,114)
Barclays Plc, strike price 5.08 GBP, expires 06/17/08	(194,000)	(30,481)
Barrick Gold Corp., strike price $47.50, expires 05/19/08	(1,250)	(9,375)
Barrick Gold Corp., strike price $47.50, expires 06/23/08	(1,550)	(62,000)
BASF AG, strike price 86.76 EUR, expires 05/13/08	(37,000)	(226,854)
BASF AG, strike price 90.44 EUR, expires 06/17/08	(11,000)	(47,287)
Belgacom S.A., strike price 31.83 EUR, expires 06/17/08	(100,000)	(36,065)
Belgacom S.A., strike price 32.37 EUR, expires 05/13/08	(67,300)	(6,175)
BHP Billiton Ltd. (ADR), strike price $80, expires 05/19/08	(850)	(293,250)
BNP Paribas, strike price 62.23 EUR, expires 05/27/08	(37,600)	(404,022)
BNP Paribas, strike price 70.16 EUR, expires 06/17/08	(16,400)	(49,519)
BNP Paribas, strike price 72 EUR, expires 05/16/08	(37,500)	(32,709)
BP Plc, strike price 5.53 GBP, expires 05/13/08	(247,500)	(289,128)
BP Plc, strike price 5.84 GBP, expires 05/13/08	(790,000)	(514,592)
BP Plc, strike price 6 GBP, expires 06/17/08	(470,000)	(248,330)
British American Tobacco Plc, strike price 18.98 GBP, expires 05/13/08	(185,200)	(114,385)
British American Tobacco Plc, strike price 19.36 GBP, expires 06/17/08	(52,600)	(47,001)
British American Tobacco Plc, strike price 20.28 GBP, expires 07/01/08	(100,000)	(56,773)
British Energy Group Plc, strike price 7.81 GBP, expires 05/13/08	(470,000)	(159,686)
Canadian Natural Resources Ltd., strike price 76 CAD, expires 05/19/08	(1,200)	(1,206,434)
Canadian Natural Resources Ltd., strike price 80 CAD, expires 05/19/08	(120)	(80,429)
Canadian Natural Resources Ltd., strike price 90 CAD, expires 05/19/08	(600)	(81,918)
Cap Gemini S.A., strike price 38.39 EUR, expires 06/17/08	(40,000)	(134,307)
Cap Gemini S.A., strike price 44.12 EUR, expires 07/01/08	(40,000)	(42,923)
CapitaLand Ltd., strike price 7.12 SGD, expires 05/28/08	(563,800)	(136,522)
CapitaLand Ltd., strike price 7.25 SGD, expires 05/07/08	(1,000,000)	(70,497)
Casino Guichard Perrachon S.A., strike price 77.85 EUR, expires 05/13/08	(43,000)	(208,629)
Casino Guichard Perrachon S.A., strike price 78.43 EUR, expires 05/13/08	(7,500)	(31,261)
Casino Guichard Perrachon S.A., strike price 81.09 EUR, expires 06/17/08	(16,800)	(73,660)
Cellcom Israel Ltd., strike price $33.58, expires 05/23/08	(100,000)	(78,610)
Cellcom Israel Ltd., strike price $34, expires 05/30/08	(157,000)	(119,869)
China Mobile Ltd., strike price 124.84 HKD, expires 05/28/08	(506,700)	(832,473)
China Mobile Ltd., strike price 130 HKD, expires 05/08/08	(138,000)	(108,099)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
China Mobile Ltd., strike price 144 HKD, expires 05/07/08	(185,000)	$(18,775)
Cia Energetica de Minas Gerais (ADR), strike price $20.50, expires 05/30/08	(218,000)	(336,788)
Cia Energetica de Minas Gerais (ADR), strike price $20.75, expires 06/20/08	(218,000)	(373,587)
Compagnie Financiere Richemont S.A., strike price 61.30 CHF, expires 06/17/08	(12,000)	(55,842)
Compagnie Financiere Richemont S.A., strike price 62.94 CHF, expires 05/13/08	(122,000)	(232,317)
DaimlerChrysler AG, strike price 59.85 EUR, expires 05/27/08	(29,500)	(2,957)
DaimlerChrysler AG, strike price 60.91 EUR, expires 05/13/08	(17,600)	(27)
Daito Trust Construction Co. Ltd., strike price 5,575.58 JPY, expires 07/08/08	(84,250)	(95,832)
Daito Trust Construction Co. Ltd., strike price 6,063.47 JPY, expires 05/28/08	(31,000)	(1,917)
De La Rue Plc, strike price 9.20 GBP, expires 05/13/08	(201,000)	(3,758)
De La Rue Plc, strike price 9.87 GBP, expires 05/13/08	(43,000)	(14)
Deutsche Post AG, strike price 20.22 EUR, expires 07/01/08	(141,000)	(161,122)
Deutsche Post AG, strike price 22.38 EUR, expires 05/13/08	(117,000)	(2,084)
DnB NOR ASA, strike price 77.43 NOK, expires 06/17/08	(99,000)	(69,315)
DnB NOR ASA, strike price 79.27 NOK, expires 05/27/08	(188,400)	(70,477)
E.ON AG, strike price 123.72 EUR, expires 05/13/08	(14,300)	(98,518)
EnCana Corp., strike price $78.25, expires 05/07/08	(410)	(125,120)
EnCana Corp., strike price $90, expires 05/19/08	(400)	(6,000)
Enel S.p.A., strike price 7.20 EUR, expires 07/01/08	(880,000)	(119,484)
Eni S.p.A., strike price 23.30 EUR, expires 05/27/08	(242,000)	(548,026)
Eni S.p.A., strike price 24.34 EUR, expires 05/13/08	(157,000)	(126,538)
Esprit Holdings Ltd., strike price 101.98 HKD, expires 05/07/08	(136,000)	(24,330)
Esprit Holdings Ltd., strike price 103.60 HKD, expires 05/07/08	(192,000)	(25,074)
Esprit Holdings Ltd., strike price 111.38 HKD, expires 05/28/08	(188,000)	(47,560)
Fanuc Ltd., strike price 11,412.50 JPY, expires 05/28/08	(42,000)	(118,159)
Firstgroup Plc, strike price 5.79 GBP, expires 05/27/08	(590,000)	(251,675)
Fomento Economico Mexicano SAB de CV, strike price 48.34 MXN, expires 05/13/08	(2,177,200)	(69,434)
France Telecom S.A., strike price 23 EUR, expires 06/16/08	(100,000)	(17,267)
Fred Olson Energy ASA, strike price 315.04 NOK, expires 05/13/08	(90,000)	(221,590)
Fred Olson Energy ASA, strike price 327.23 NOK, expires 07/01/08	(83,000)	(267,767)
Gazprom OAO (ADR), strike price $53.45, expires 05/13/08	(90,300)	(125,589)
Gazprom OAO (ADR), strike price $56.76, expires 06/17/08	(51,600)	(37,534)
Goldcorp, Inc., strike price 44 CAD, expires 06/23/08	(1,700)	(59,081)
Hannover Rueckversicherung AG, strike price 31.55 EUR, expires 05/27/08	(47,000)	(143,025)
Heineken N.V., strike price 38 EUR, expires 05/23/08	(100,000)	(92,210)
Honda Motor Co. Ltd., strike price 3,431.83 JPY, expires 05/07/08	(132,350)	(74,183)
Honda Motor Co. Ltd., strike price 3,847.25 JPY, expires 05/28/08	(159,000)	(25,390)
HSBC Holdings Plc, strike price 8.34 GBP, expires 05/27/08	(225,000)	(207,622)
HSBC Holdings Plc, strike price 8.72 GBP, expires 06/17/08	(117,400)	(62,925)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	43

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
ICAP Plc, strike price 6.535 GBP, expires 05/13/08	(840,000)	$(116,662)
ICAP Plc, strike price 7.109 GBP, expires 05/13/08	(108,300)	(3,723)
Imperial Tobacco Group Plc, strike price 24 GBP, expires 06/17/08	(55,200)	(106,057)
Imperial Tobacco Group Plc, strike price 24.11 GBP, expires 05/13/08	(83,000)	(78,288)
Imperial Tobacco Group Plc, strike price 25.79 GBP, expires 07/01/08	(59,000)	(44,720)
Intercontinental Hotels Group Plc, strike price 8.11 GBP, expires 05/13/08	(140,000)	(50,042)
Intesa Sanpaolo S.p.A., strike price 4.12 EUR, expires 05/27/08	(517,600)	(320,645)
Intl. Power Plc, strike price 4.31 GBP, expires 06/17/08	(99,500)	(44,841)
Intl. Power Plc, strike price 4.40 GBP, expires 07/17/08	(487,600)	(178,127)
Intl. Power Plc, strike price 4.47 GBP, expires 05/13/08	(167,000)	(19,468)
Invesco Ltd., strike price $25, expires 07/21/08	(1,200)	(273,000)
Invesco Ltd., strike price $26, expires 05/23/08	(130,000)	(146,653)
IOI Corp. Bhd, strike price $8.05, expires 05/07/08	(1,750,000)	(9,100)
IOI Corp. Bhd, strike price $8.25, expires 05/28/08	(1,750,000)	(57,400)
ITOCHU Corp., strike price 1,286.45 JPY, expires 05/28/08	(630,000)	(62,539)
Japan Real Estate Investment Corp. (REIT), strike price 1,298,000 JPY, expires 05/28/08	(380)	(143,713)
Japan Tobacco, Inc., strike price 602,550 JPY, expires 05/07/08	(1,700)	(379)
KBC Groep N.V., strike price 81.09 EUR, expires 05/27/08	(21,700)	(215,484)
KBC Groep N.V., strike price 89.20 EUR, expires 06/17/08	(10,000)	(32,061)
Kerry Properties Ltd., strike price 52.10 HKD, expires 05/08/08	(200,000)	(57,984)
Kerry Properties Ltd., strike price 54.07 HKD, expires 05/07/08	(382,000)	(49,431)
Kinross Gold Corp., strike price 24 CAD, expires 05/19/08	(1,200)	(8,937)
Kinross Gold Corp., strike price 26 CAD, expires 06/23/08	(3,000)	(35,746)
Kinross Gold Corp., strike price 26 CAD, expires 08/18/08	(1,800)	(71,492)
Komatsu Ltd., strike price 3,122.09 JPY, expires 05/28/08	(411,000)	(939,010)
Konica Minolta Holdings, Inc., strike price 1,652.11 JPY, expires 07/08/08	(296,700)	(243,956)
Konica Minolta Holdings, Inc., strike price 1,787.36 JPY, expires 05/07/08	(247,200)	(13,205)
Koninklijke Ahold N.V., strike price 9.47 EUR, expires 05/15/08	(380,000)	(115,058)
Koninklijke Ahold N.V., strike price 9.83 EUR, expires 06/17/08	(252,600)	(88,177)
Linde AG, strike price 88.71 EUR, expires 05/13/08	(57,000)	(448,136)
Linde AG, strike price 93.84 EUR, expires 06/17/08	(10,000)	(48,968)
Linde AG, strike price 97.82 EUR, expires 07/01/08	(32,000)	(93,335)
Meggitt Plc, strike price 3.04 GBP, expires 05/13/08	(730,000)	(71,464)
Mizuho Financial Group, Inc., strike price 550,762.08 JPY, expires 07/08/08	(660)	(200,089)
Nan Ya Plastics Corp., strike price $68.18, expires 05/08/08	(2,000,000)	(244,000)
Nan Ya Plastics Corp., strike price $87.78, expires 05/28/08	(2,000,000)	(2,600)
National Bank of Greece S.A., strike price 34.13 EUR, expires 06/17/08	(13,800)	(59,862)
National Bank of Greece S.A., strike price 35.47 EUR, expires 05/27/08	(52,200)	(157,952)
National Express Group Plc, strike price 11.08 GBP, expires 05/13/08	(45,000)	(6)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
National Express Group Plc, strike price 11.46 GBP, expires 05/13/08	(295,000)	$(176)
Nestle S.A., strike price 497.32 CHF, expires 05/13/08	(4,500)	(24,803)
Nestle S.A., strike price 510 CHF, expires 06/17/08	(6,300)	(39,118)
New World Development Co. Ltd., strike price 22.071 HKD, expires 05/07/08	(500,000)	(12,546)
New World Development Co. Ltd., strike price 26.06 HKD, expires 05/07/08	(935,000)	(27)
Nintendo Co. Ltd., strike price 51,909.06 JPY, expires 05/08/08	(19,000)	(1,069,396)
Nintendo Co. Ltd., strike price 62,325.23 JPY, expires 05/28/08	(17,000)	(319,363)
Nordea Bank AB, strike price 100.01 SEK, expires 05/27/08	(178,000)	(99,487)
Nordea Bank AB, strike price 100.57 SEK, expires 06/17/08	(81,400)	(60,796)
Northumbrian Water Group Plc, strike price 3.46 GBP, expires 07/01/08	(946,000)	(214,578)
Northumbrian Water Group Plc, strike price 3.67 GBP, expires 05/13/08	(860,000)	(7,881)
Novartis AG, strike price 52.75 CHF, expires 05/13/08	(100,000)	(65,028)
NovaTeck OAO (ADR), strike price $80.556, expires 05/13/08	(47,000)	(36,801)
NovaTeck OAO (ADR), strike price $81.06, expires 06/17/08	(32,000)	(84,176)
Oriflame Cosmetics S.A., strike price 408.96 SEK, expires 05/13/08	(17,000)	(144,427)
Oriflame Cosmetics S.A., strike price 424.86 SEK, expires 05/15/08	(89,600)	(593,615)
Oriflame Cosmetics S.A., strike price 432.55 SEK, expires 06/16/08	(98,186)	(613,653)
Orkla ASA, strike price 68.80 NOK, expires 05/09/08	(156,000)	(36,690)
Petroleo Brasileiro S.A. (ADR), strike price $120, expires 07/21/08	(450)	(515,250)
Petroleo Brasileiro S.A. (ADR), strike price $130, expires 06/23/08	(900)	(504,000)
Philippine Long Distance Telephone Co. (ADR), strike price $65, expires 05/19/08	(450)	(49,500)
Philippine Long Distance Telephone Co. (ADR), strike price $68.25, expires 06/20/08	(46,000)	(30,728)
Potash Corp. of Saskatchewan, strike price $155, expires 05/19/08	(236)	(725,700)
ProSafe SE, strike price 84.98 NOK, expires 06/17/08	(116,100)	(154,831)
ProSafe SE, strike price 94.99 NOK, expires 05/27/08	(286,000)	(82,289)
ProSafe SE, strike price 95.76 NOK, expires 05/13/08	(64,000)	(6,335)
Prudential Plc, strike price 6.55 GBP, expires 05/27/08	(178,300)	(159,253)
Prudential Plc, strike price 7 GBP, expires 06/17/08	(178,200)	(108,067)
Rio Tinto Plc (ADR), strike price $460, expires 05/19/08	(140)	(322,000)
Royal Bank of Scotland Group Plc, strike price 3.30 GBP, expires 05/16/08	(227)	(98,168)
Royal Bank of Scotland Group Plc, strike price 3.98 GBP, expires 06/17/08	(305,000)	(16,421)
Royal Dutch Shell Plc, Class B, strike price 18.83 GBP, expires 05/13/08	(280,000)	(700,766)
Royal Dutch Shell Plc, Class B, strike price 19.82 GBP, expires 07/01/08	(195,000)	(341,853)
RWE AG, strike price 78 EUR, expires 07/01/08	(41,600)	(71,806)
RWE AG, strike price 80 EUR, expires 05/27/08	(51,000)	(30,781)
Samsung Electronics Co. Ltd., strike price 609,000 KRW, expires 05/08/08	(7,450)	(758,927)
Santos Ltd., strike price 14.651 AUD, expires 05/08/08	(450,000)	(576,928)
SAP AG, strike price 32.19 EUR, expires 05/13/08	(138,000)	(280,152)
Sasol Ltd. (ADR), strike price $57.51, expires 05/16/08	(70,000)	(135,569)
Sasol Ltd. (ADR), strike price $60, expires 05/30/08	(690)	(129,120)
Sasol Ltd. (ADR), strike price $60, expires 06/23/08	(800)	(174,000)

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
SES S.A., strike price 15.14 EUR, expires 05/27/08	(350,000)	$(488,506)
Shin-Etsu Chemical Co. Ltd., strike price 6,062.14 JPY, expires 05/07/08	(56,900)	(240,279)
Shin-Etsu Chemical Co. Ltd., strike price 6,284.89 JPY, expires 07/08/08	(68,200)	(353,128)
Shire Plc, strike price 10.15 GBP, expires 05/13/08	(308,000)	(24,816)
Shire Plc, strike price 10.47 GBP, expires 05/13/08	(47,000)	(1,500)
Shizuoka Bank Ltd. (The), strike price 1,214.75 JPY, expires 05/08/08	(295,000)	(196,520)
Shizuoka Bank Ltd. (The), strike price 1,311.77 JPY, expires 07/08/08	(354,000)	(247,227)
Sims Group Ltd., strike price 32.58 AUD, expires 05/08/08	(395,000)	(426,748)
Singapore Technologies Engineering Ltd., strike price 3.342 SGD, expires 05/07/08	(1,239,064)	(7,586)
Singapore Technologies Engineering Ltd., strike price 3.78 SGD, expires 05/28/08	(1,446,707)	(7,695)
Singapore Telecommunications Ltd., strike price 3.87 SGD, expires 05/07/08	(2,100,000)	(118,838)
Singapore Telecommunications Ltd., strike price 4.097 SGD, expires 05/07/08	(2,100,000)	(16,426)
Smiths Group Plc, strike price 10.23 GBP, expires 05/13/08	(235,000)	(13,165)
Smiths Group Plc, strike price 10.47 GBP, expires 05/13/08	(88,600)	(2,393)
Societe Generale, strike price 63.32 EUR, expires 05/27/08	(27,900)	(508,279)
Societe Generale, strike price 74.64 EUR, expires 06/17/08	(12,000)	(74,459)
Societe Generale, strike price 80.85 EUR, expires 06/30/08	(25,000)	(70,913)
SSAB Svenskt Stal AB, Series A, strike price 195.80 SEK, expires 05/13/08	(38,000)	(59,051)
Standard Chartered Plc, strike price 17.24 GBP, expires 05/27/08	(81,100)	(157,745)
Standard Chartered Plc, strike price 17.81 GBP, expires 06/17/08	(46,200)	(76,303)
Standard Chartered Plc, strike price 18.50 GBP, expires 07/01/08	(80,000)	(106,573)
Standard Life Plc, strike price 2.47 GBP, expires 05/27/08	(4,800)	(1,151)
Standard Life Plc, strike price 2.57 GBP, expires 05/27/08	(525,000)	(74,780)
Sumitomo Corp., strike price 1,562.87 JPY, expires 05/07/08	(288,650)	(15,456)
Sumitomo Corp., strike price 1,779.80 JPY, expires 05/28/08	(346,000)	(5,779)
Sun Hung Kai Properties Ltd., strike price 154.62 HKD, expires 05/28/08	(310,000)	(79,588)
Suncor Energy, Inc., strike price $110, expires 06/23/08	(280)	(222,600)
Suncor Energy, Inc., strike price $119.25, expires 06/25/08	(380)	(143,264)
Swiss Life Holding, strike price 248.85 CHF, expires 05/27/08	(9,600)	(558,409)
Swiss Life Holding, strike price 308.93 CHF, expires 05/13/08	(9,600)	(53,241)
Syngenta AG, strike price 298.69 CHF, expires 06/17/08	(5,200)	(103,892)
Syngenta AG, strike price 311.55 CHF, expires 05/13/08	(36,000)	(227,085)
Syngenta AG, strike price 319.21 CHF, expires 05/13/08	(25,400)	(81,425)
Taiwan Fertilizer Co. Ltd., strike price $124.57, expires 05/08/08	(500,000)	(377,900)
Taiwan Mobile Co. Ltd., strike price $59.38, expires 07/08/08	(2,850,000)	(255,645)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $10.85, expires 06/27/08	(566,000)	(380,465)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11.40, expires 06/27/08	(134,000)	$(40,200)
Telekom Malaysia Bhd, strike price $11.95, expires 05/07/08	(2,000,000)	(8,000)
TeliaSonera AB, strike price 51.96 SEK, expires 07/01/08	(400,000)	(295,434)
TELUS Corp., strike price 48 CAD, expires 05/19/08	(510)	(26,586)
Total S.A., strike price 49.25 EUR, expires 05/23/08	(63,000)	(447,839)
Total S.A., strike price 51.63 EUR, expires 05/13/08	(63,000)	(229,698)
Total S.A., strike price 54.32 EUR, expires 07/01/08	(63,000)	(162,687)
Total S.A., strike price 54.39 EUR, expires 05/13/08	(50,000)	(49,264)
TrygVesta AS, strike price 409.94 DKK, expires 05/27/08	(28,000)	(74,415)
Turkcell Iletisim Hizmet AS (ADR), strike price $20.47, expires 06/20/08	(200,000)	(293,520)
UBS AG, strike price 32 CHF, expires 05/27/08	(112,000)	(376,283)
Unibanco - Uniao de Bancos Brasileiros S.A. (ADR), strike price $140, expires 05/19/08	(1,335)	(1,154,775)
United Business Media Plc, strike price 5.56 GBP, expires 05/13/08	(270,000)	(154,112)
United Overseas Bank Ltd., strike price 18.85 SGD, expires 05/07/08	(157,200)	(178,850)
United Overseas Bank Ltd., strike price 19.79 SGD, expires 05/28/08	(100,000)	(79,386)
United Overseas Bank Ltd., strike price 20.71 SGD, expires 07/08/08	(318,000)	(243,726)
Vivendi, strike price 26 EUR, expires 05/23/08	(72,000)	(56,459)
Vivendi, strike price 27.31 EUR, expires 05/13/08	(71,000)	(8,559)
Vivendi, strike price 27.82 EUR, expires 05/13/08	(50,000)	(3,471)
Vodafone Group Plc, strike price 1.62 GBP, expires 05/13/08	(1,525,000)	(76,411)
Vodafone Group Plc, strike price 1.79 GBP, expires 05/13/08	(2,000,000)	(589)
Wartsila Oyj, B Shares, strike price 47.08 EUR, expires 05/13/08	(83,595)	(35,928)
Willis Group Holdings Ltd., strike price $37.04, expires 06/20/08	(21,000)	(15,578)
Yara Intl. ASA, strike price 304.50 NOK, expires 05/27/08	(71,000)	(953,806)
Yara Intl. ASA, strike price 315 NOK, expires 06/16/08	(158,400)	(1,887,581)
Yara Intl. ASA, strike price 323.47 NOK, expires 05/13/08	(30,000)	(276,212)
Yara Intl. ASA, strike price 415.51 NOK, expires 07/01/08	(72,700)	(158,503)
Yue Yuen Industrial Holdings Ltd., strike price 24.29 HKD, expires 05/07/08	(720,000)	(34,263)
Yue Yuen Industrial Holdings Ltd., strike price 25.17 HKD, expires 05/28/08	(1,900,000)	(150,474)
Zinifex Ltd., strike price 10.89 AUD, expires 05/28/08	(660,000)	(63,805)
Zurich Financial Services AG, strike price 309.98 CHF, expires 05/27/08	(7,400)	(86,688)

Total Outstanding Call Options Written		(40,990,579)

Outstanding Put Option Written—(0.0)%
Potash Corp. of Saskatchewan, strike price $185, expires 05/19/08	(165)	(150,975)

Total Outstanding Options Written (Premium Received—$39,606,238)—(2.2)%		(41,141,554)

Total Investments Net of Outstanding Options Written—97.6%		1,860,514,455
Other Assets in Excess of Liabilities—2.4%		46,543,645

Net Assets—100.0%		$1,907,058,100

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	45

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

*	The cost and unrealized appreciation/depreciation of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,943,744,866

Gross unrealized appreciation	$65,251,784
Gross unrealized depreciation	(107,340,641)

Net unrealized depreciation	$(42,088,857)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Non-income producing security.
(c)	Represents current yield as of report date.

•	Forward foreign exchange contracts as of April 30, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,098,906	AUD	2,236,000	5/1/08	$10,766
USD	5,921,537	JPY	615,603,000	5/7/08	$(1,424)

Total Net Unrealized Appreciation on Forward Foreign Exchange Contracts					$9,342

•	Swaps outstanding as of April 30, 2008 were as follows:

	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Pay a floating rate based on 6-month USD LIBOR plus 25 basis points and receive a fixed rate based on the return of the underlying equity baskets. Broker, Deutsche Bank AG Expires July 2008	$3,000,000	$50,572

Pay a floating rate based on 1-month USD LIBOR minus 150 basis points and receive a fixed rate based on the return of the underlying equity baskets. Broker, Deutsche Bank AG Expires June 2008	6,000,000	166,703

Receive (pay) a variable return based on the change in spread of the Taiwan equity basket swap and pay a floating rate based on USD LIBOR minus 275 basis points Broker, Deutsche Bank AG Expires June 2008	3,686,000	(647,717)

Total		$(430,442)

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals—8.8%
Agrium, Inc.	65,000	$5,135,000
Air Products & Chemicals, Inc.(a)	135,900	13,376,637
Celanese Corp., Series A	132,100	5,911,475
Dow Chemical Co. (The)	206,025	8,271,904
E.I. du Pont de Nemours & Co.	526,479	25,750,088
Mosaic Co. (The)(b)	11,900	1,457,869
Olin Corp.	229,000	4,618,930
Potash Corp. of Saskatchewan	67,000	12,324,650
Praxair, Inc.	155,800	14,226,098
Rohm & Haas Co.	210,600	11,256,570

		102,329,221

Coal—5.2%
Arch Coal, Inc.(a)	160,000	9,177,600
Consol Energy, Inc.(a)	261,379	21,161,244
Massey Energy Co.(a)	347,000	18,158,510
Patriot Coal Corp.(b)	15,780	1,042,269
Peabody Energy Corp.(a)	181,400	11,088,982

		60,628,605

Electric—0.5%
NRG Energy, Inc.(b)	146,500	6,438,675

Forest Products & Paper—6.2%
Intl. Paper Co.(a)	561,000	14,681,370
MeadWestvaco Corp.	610,000	16,043,000
Mondi Ltd.	19,005	159,484
Mondi Plc	47,512	376,543
Temple-Inland, Inc.	482,600	5,631,942
Votorantim Celulose e Papel S.A. (ADR)	471,200	14,979,448
Weyerhauser Co.	326,200	20,837,656

		72,709,443

Iron & Steel—0.5%
Allegheny Technologies, Inc.	47,900	3,296,957
Carpenter Technology Corp.	47,366	2,428,928

		5,725,885

Machinery—2.7%
Caterpillar, Inc.	313,625	25,679,615
Deere & Co.	70,966	5,966,111

		31,645,726

Metal—0.6%
Jiangxi Copper Co. Ltd.	2,684,600	6,524,499

Mining—37.8%
African Rainbow Minerals Ltd.	278,750	9,451,865
Agnico-Eagle Mines Ltd.(a)	150,000	9,367,500
Alamos Gold, Inc.(b)	1,000,000	6,047,066
Alcoa, Inc.(a)	266,550	9,270,609
Alumina Ltd.	1,956,400	10,586,659
Anglo American Plc	172,945	11,179,379
Anglo Platinum Ltd.	45,700	7,288,486
Barrick Gold Corp.(a)	107,100	4,136,202
BHP Billiton Plc	936,700	33,425,706
Cia de Minas Buenaventura S.A. (ADR)(a)	137,700	8,615,889
Cia Vale do Rio Doce (ADR)(a)	980,000	38,298,400
Eramet	20,250	18,059,046
First Quantum Minerals Ltd.	200,000	17,561,315
Freeport-McMoRan Copper & Gold, Inc.(a)	96,800	11,011,000
Goldcorp, Inc.(a)	202,750	7,242,230
Harry Winston Diamond Corp.	133,000	3,940,741
Iluka Resources Ltd.	2,046,786	7,648,730
Impala Platinum Holdings Ltd.	560,200	22,672,038
Industrias Penoles SA de CV	546,669	16,026,764
Kazakhmys Plc	251,400	7,837,305

Common Stocks	Shares	Value

Mining—(concluded)
Lihir Gold Ltd.(b)	1,357,650	$3,851,736
Lonmin Plc	60,700	3,714,728
Minara Resources Ltd.	1,860,950	10,195,677
Minsur S.A.	1,504,804	4,943,772
MMC Norilsk Nickel	19,250	5,162,816
MMC Norilsk Nickel (ADR)	27,000	724,447
Newmont Mining Corp.(a)	63,900	2,825,019
Oxiana Ltd.	2,209,050	6,857,868
Rio Tinto Plc	362,036	42,203,804
Southern Copper Corp.	34,300	3,936,268
Straits Resources Ltd.	806,450	5,238,232
Teck Cominco Ltd., Class B	390,300	16,982,371
Vedanta Resources Plc	432,700	19,077,926
Xstrata Plc	419,332	32,646,479
Zijin Mining Group Co. Ltd.(b)	6,639,750	6,030,069
Zinifex Ltd.	1,761,300	16,757,042

		440,815,184

Oil & Gas—24.4%
Apache Corp.	87,800	11,824,904
BG Group Plc	363,000	8,859,089
Bill Barrett Corp.(a)(b)	102,100	5,251,003
Canadian Natural Resources Ltd.	84,400	7,174,000
Chesapeake Energy Corp.	150,884	7,800,703
Compton Petroleum Corp.(b)	332,600	3,824,355
ConocoPhillips	58,900	5,074,235
Crescent Point Energy Trust	235,000	7,539,321
Denbury Resources, Inc.(b)	122,900	3,755,824
Devon Energy Corp.	61,600	6,985,440
EnCana Corp.(a)	67,800	5,478,918
ENSCO Intl., Inc.(a)	58,900	3,753,697
EOG Resources, Inc.	129,400	16,884,112
Forest Oil Corp.(b)	73,700	4,343,141
Galleon Energy, Inc.(b)	367,800	6,475,121
Helmerich & Payne, Inc.(a)	253,900	13,647,125
Heritage Oil Ltd.(b)	862,000	4,798,982
Hess Corp.(a)	120,900	12,839,580
Marathon Oil Corp.	145,600	6,634,992
Murphy Oil Corp.	55,900	5,050,006
Newfield Exploration Co.(b)	136,500	8,293,740
Nexen, Inc.	149,000	5,163,456
Noble Corp.	78,500	4,417,980
Occidental Petroleum Corp.	106,100	8,828,581
PetroChina Co. Ltd. (ADR)	15,600	2,357,784
Petroleo Brasileiro S.A. (ADR)	87,800	10,660,676
Pioneer Natural Resources Co.	63,100	3,642,763
Plains Exploration & Production Co.(b)	89,400	5,567,832
Pride Intl., Inc.(b)(c)	101,300	4,300,185
Quicksilver Resources, Inc.(b)(c)	225,800	9,368,442
Range Resources Corp.	179,500	11,915,210
SeaDrill Ltd.	164,300	4,948,835
Southwestern Energy Co.(b)	172,600	7,302,706
StatoilHydro ASA	174,336	6,271,921
StatoilHydro ASA (ADR)	35,300	1,276,801
Suncor Energy, Inc.	38,800	4,372,372
Total S.A. (ADR)	51,100	4,292,400
TriStar Oil & Gas Ltd.(b)	136,400	2,305,161
TXCO Resources, Inc.(b)(c)	126,000	1,610,280
Unit Corp.(b)(c)	138,200	8,777,082
Valero Energy Corp.	141,800	6,926,930
Warren Resources, Inc.(b)	191,710	2,354,199
Whiting Petroleum Corp.(b)	7,900	604,508
XTO Energy, Inc.	171,625	10,616,722

		284,171,114

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	47

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil & Gas Services—6.8%
Cameron Intl. Corp.(b)	107,200	$5,277,456
Core Laboratories N.V.(b)	103,200	12,928,896
Exterran Holdings, Inc.(b)(c)	97,902	6,538,874
FMC Technologies, Inc.(a)(b)(c)	146,378	9,836,602
Helix Energy Solutions Group, Inc.(b)	147,400	5,092,670
Petrofac Ltd.	398,500	4,643,323
Schlumberger Ltd.(a)	129,200	12,991,060
Smith Intl., Inc.(a)	67,300	5,149,123
Trican Well Service Ltd.	153,840	3,466,021
Weatherford Intl. Ltd.(b)(c)	166,200	13,407,354

		79,331,379

Pipelines—1.3%
Equitable Resources, Inc.	101,800	6,756,466
Questar Corp.(a)	138,000	8,560,140

		15,316,606

Savings & Loan—0.1%
Guaranty Financial Group, Inc.(b)(c)	156,000	1,193,400

Total Common Stocks (Cost—$777,041,236)—94.9%		1,106,829,737

Short-Term Securities

Money Market Funds—7.3%
BlackRock Liquidity Series, LLC, Money Market Series, 2.85%(d)(e)(f)	38,513,800	38,513,800
Fidelity Institutional Money Market Prime Portfolio, 2.59%(d)	47,043,667	47,043,667

		85,557,467

	Principal
	Amount

U.S. Government and Agency Discount Notes—2.8%
Federal Home Loan Bank Disc. Notes, 1.75%, 05/01/08(g)	$32,800,000	32,800,000

Total Short-Term Investments (Cost—$118,357,467)—10.1%		118,357,467

Options Purchased	Contracts

Outstanding Put Option Purchased—0.0%
Peabody Energy Corp., strike price $50, expires 01/19/09	100	43,000

Outstanding Call Options Purchased—0.1%
Carpenter Technology Corp., strike price $70, expires 11/21/08	15,000	26,598
Cia Vale do Rio Doce (ADR), strike price $32.50, expires 06/21/08	1,000	697,500
Peabody Energy Corp., strike price $59.45, expires 11/03/08	30,000	283,461
Peabody Energy Corp., strike price $65, expires 09/22/08	100	57,000

Total Outstanding Call Options Purchased		1,064,559

Total Outstanding Options Purchased (Cost—$839,106)—0.1%		1,107,559

Total Investments Before Outstanding Options Written (Cost—$896,237,809*)—105.1%		1,226,294,763

Options Written	Contracts	Value

Outstanding Call Options Written—(1.8)%
African Rainbow Minerals Ltd., strike price 225.59 ZAR, expires 05/13/08	(92,000)	$(400,261)
Agnico-Eagle Mines Ltd., strike price $85, expires 11/21/08	(50,000)	(180,635)
Agrium, Inc., strike price $90, expires 11/07/08	(21,500)	(198,015)
Air Products & Chemicals, Inc., strike price $100, expires 05/19/08	(150)	(27,375)
Air Products & Chemicals, Inc., strike price $101, expires 11/21/08	(15,000)	(114,111)
Air Products & Chemicals, Inc., strike price $106, expires 11/21/08	(15,000)	(107,601)
Alcoa, Inc., strike price $42.50, expires 07/21/08	(250)	(16,125)
Alcoa, Inc., strike price $45.05, expires 11/21/08	(16,500)	(18,784)
Allegheny Technologies, Inc., strike price $101, expires 11/21/08	(10,000)	(17,323)
Allegheny Technologies, Inc., strike price $80, expires 05/19/08	(200)	(6,500)
Alumina Ltd., strike price 5.29 AUD, expires 05/08/08	(645,000)	(297,372)
Anglo American Plc, strike price 34.65 GBP, expires 05/13/08	(20,000)	(23,521)
Anglo American Plc, strike price 34.89 GBP, expires 07/01/08	(37,000)	(151,239)
Anglo Platinum Ltd., strike price 1,460.50 ZAR, expires 05/13/08	(15,000)	(5,573)
Apache Corp., strike price $150, expires 07/21/08	(100)	(37,500)
Apache Corp., strike price $155.25, expires 11/17/08	(200)	(145,750)
Arch Coal, Inc., strike price $60, expires 05/19/08	(350)	(46,375)
Arch Coal, Inc., strike price $60, expires 07/21/08	(175)	(77,000)
Arch Coal, Inc., strike price $65, expires 07/21/08	(50)	(13,875)
Barrick Gold Corp., strike price $51, expires 11/21/08	(15,000)	(22,762)
BG Group Plc, strike price 12.23 GBP, expires 05/13/08	(59,000)	(45,505)
BG Group Plc, strike price 12.39 GBP, expires 05/13/08	(50,000)	(31,187)
BG Group Plc, strike price 13.05 GBP, expires 11/21/08	(10,000)	(21,393)
BHP Billiton Plc, strike price 17.01 GBP, expires 05/09/08	(156,000)	(346,649)
BHP Billiton Plc, strike price 20.23 GBP, expires 07/01/08	(153,000)	(177,705)
Bill Barrett Corp., strike price $55, expires 11/21/08	(20,000)	(107,738)
Bill Barrett Corp., strike price $57.16, expires 07/18/08	(13,700)	(26,589)
Cameron Intl. Corp., strike price $51, expires 11/21/08	(25,000)	(143,898)
Cameron Intl. Corp., strike price $56, expires 11/21/08	(10,000)	(39,310)
Canadian Natural Resources Ltd., strike price $81, expires 11/21/08	(12,500)	(155,869)
Canadian Natural Resources Ltd., strike price $91, expires 11/21/08	(12,500)	(99,045)
Carpenter Technology Corp., strike price $70.05, expires 11/21/08	(7,500)	(13,249)
Caterpillar, Inc., strike price $75, expires 05/19/08	(450)	(322,875)
Caterpillar, Inc., strike price $85, expires 11/24/08	(585)	(337,838)
Celanese Corp., Series A, strike price $45, expires 06/23/08	(185)	(40,700)
Celanese Corp., Series A, strike price $45.25, expires 11/21/08	(20,000)	(96,144)
Chesapeake Energy Corp., strike price $50.05, expires 11/21/08	(20,000)	(136,446)
Chesapeake Energy Corp., strike price $52.50, expires 07/21/08	(250)	(82,500)
Cia de Minas Buenaventura S.A. (ADR), strike price $96, expires 11/21/08	(10,000)	(13,379)
Cia Vale do Rio Doce (ADR), strike price $37.50, expires 06/23/08	(2,000)	(655,000)

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Cia Vale do Rio Doce (ADR), strike price $42.50, expires 01/19/09	(1,000)	$(422,500)
Cia Vale do Rio Doce (ADR), strike price $42.75, expires 11/21/08	(100,000)	(356,150)
ConocoPhillips, strike price $85, expires 05/19/08	(100)	(22,600)
ConocoPhillips, strike price $90, expires 06/23/08	(100)	(15,750)
Consol Energy, Inc., strike price $81, expires 11/21/08	(25,000)	(309,685)
Consol Energy, Inc., strike price $90, expires 07/21/08	(500)	(202,500)
Core Laboratories N.V., strike price $136, expires 11/21/08	(10,000)	(91,183)
Core Laboratories N.V., strike price $140, expires 06/23/08	(55)	(10,725)
Core Laboratories N.V., strike price $140, expires 07/18/08	(18,500)	(52,682)
Deere & Co., strike price $96, expires 11/21/08	(20,000)	(148,436)
Denbury Resources, Inc., strike price $35.05, expires 11/21/08	(20,000)	(54,246)
Denbury Resources, Inc., strike price $40.05, expires 11/21/08	(20,000)	(28,978)
Devon Energy Corp., strike price $110, expires 07/21/08	(150)	(150,750)
Devon Energy Corp., strike price $116, expires 11/21/08	(10,000)	(119,503)
Dow Chemical Co. (The), strike price $40, expires 05/19/08	(250)	(22,500)
Dow Chemical Co. (The), strike price $40, expires 06/23/08	(250)	(41,875)
E.I. du Pont de Nemours & Co., strike price $50.05, expires 11/21/08	(50,000)	(154,110)
E.I. du Pont de Nemours & Co., strike price $51.50, expires 06/20/08	(32,000)	(26,493)
E.I. du Pont de Nemours & Co., strike price $53, expires 11/21/08	(25,000)	(48,922)
E.I. du Pont de Nemours & Co., strike price $55, expires 01/19/09	(250)	(43,125)
E.I. du Pont de Nemours & Co., strike price $55, expires 07/21/08	(250)	(10,000)
EnCana Corp., strike price $80.81, expires 11/21/08	(10,000)	(78,312)
EnCana Corp., strike price $82, expires 11/07/08	(12,000)	(84,451)
ENSCO Intl., Inc., strike price $66, expires 11/21/08	(10,000)	(61,344)
ENSCO Intl., Inc., strike price $71.70, expires 07/18/08	(10,000)	(15,444)
EOG Resources, Inc., strike price $130, expires 05/16/08	(18,000)	(88,790)
EOG Resources, Inc., strike price $150.05, expires 11/21/08	(12,500)	(95,994)
EOG Resources, Inc., strike price $155.05, expires 11/21/08	(12,500)	(81,005)
Equitable Resources, Inc., strike price $60, expires 06/23/08	(50)	(36,000)
Equitable Resources, Inc., strike price $66, expires 11/21/08	(15,000)	(94,035)
Equitable Resources, Inc., strike price $71, expires 11/21/08	(10,000)	(39,786)
Eramet, strike price 606.84 EUR, expires 07/01/08	(6,700)	(513,564)
First Quantum Minerals Ltd., strike price 100 CAD, expires 07/21/08	(150)	(65,907)
First Quantum Minerals Ltd., strike price 96 CAD, expires 07/21/08	(150)	(84,897)
FMC Technologies, Inc., strike price $71, expires 11/21/08	(42,000)	(305,718)
Forest Oil Corp., strike price $66, expires 11/21/08	(25,000)	(102,818)
Freeport-McMoRan Copper & Gold, Inc., strike price $105, expires 05/19/08	(100)	(104,500)
Freeport-McMoRan Copper & Gold, Inc., strike price $115, expires 11/24/08	(150)	(241,500)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Freeport-McMoRan Copper & Gold, Inc., strike price $125, expires 06/23/08	(100)	$(41,750)
Galleon Energy, Inc., strike price 18 CAD, expires 07/21/08	(460)	(52,527)
Galleon Energy, Inc., strike price 19.05 CAD, expires 11/21/08	(75,000)	(105,876)
Goldcorp, Inc., strike price $45, expires 07/21/08	(460)	(33,350)
Goldcorp, Inc., strike price $49, expires 11/07/08	(350)	(43,792)
Guaranty Financial Group, Inc., strike price $12.50, expires 05/19/08	(1,360)	(17,000)
Guaranty Financial Group, Inc., strike price $15, expires 05/19/08	(200)	(4,000)
Helix Energy Solutions Group, Inc., strike price $35, expires 05/19/08	(414)	(46,575)
Helmerich & Payne, Inc., strike price $47.05, expires 05/16/08	(58,000)	(400,490)
Helmerich & Payne, Inc., strike price $57.50, expires 11/21/08	(25,000)	(122,733)
Hess Corp., strike price $106, expires 11/21/08	(20,000)	(307,766)
Hess Corp., strike price $115, expires 11/24/08	(200)	(222,000)
Impala Platinum Holdings Ltd., strike price 383.02 ZAR, expires 05/13/08	(185,000)	(21,204)
Industrias Penoles SA de CV, strike price 291 MXN, expires 05/13/08	(180,000)	(448,984)
Jiangxi Copper Co. Ltd., strike price 16.09 HKD, expires 05/08/08	(886,000)	(329,622)
Kazakhmys Plc, strike price 15.64 GBP, expires 05/09/08	(44,000)	(57,523)
Kazakhmys Plc, strike price 17.88 GBP, expires 07/01/08	(44,000)	(84,055)
Lihir Gold Ltd., strike price 4.15 AUD, expires 05/07/08	(448,000)	(4)
Lonmin Plc, strike price 35.41 GBP, expires 05/13/08	(20,000)	(3,079)
Massey Energy Co., strike price $45, expires 05/19/08	(330)	(254,100)
MeadWestvaco Corp., strike price $26.50, expires 06/09/08	(500)	(58,380)
MeadWestvaco Corp., strike price $32.55, expires 11/21/08	(100,000)	(96,050)
Minara Resources Ltd., strike price 5.87 AUD, expires 05/08/08	(615,000)	(93,766)
MMC Norilsk Nickel, strike price $30.17, expires 07/01/08	(27,000)	(26,187)
Mosaic Co. (The), strike price $135, expires 05/19/08	(24)	(5,400)
Mosaic Co. (The), strike price $135, expires 06/23/08	(15)	(9,750)
Murphy Oil Corp., strike price $90.50, expires 11/07/08	(10,000)	(94,827)
Murphy Oil Corp., strike price $91, expires 11/21/08	(10,000)	(96,105)
Newfield Exploration Co., strike price $60, expires 06/23/08	(80)	(32,000)
Newfield Exploration Co., strike price $61, expires 11/21/08	(10,000)	(73,413)
Newfield Exploration Co., strike price $66, expires 11/21/08	(22,500)	(116,048)
Newmont Mining Corp., strike price $56.94, expires 11/21/08	(21,000)	(29,095)
Nexen, Inc., strike price 32 CAD, expires 05/19/08	(250)	(79,436)
Nexen, Inc., strike price 34 CAD, expires 05/19/08	(250)	(40,339)
Noble Corp., strike price $57.50, expires 05/19/08	(160)	(20,400)
Noble Corp., strike price $57.55, expires 11/21/08	(16,000)	(98,518)
NRG Energy, Inc., strike price $47.50, expires 06/23/08	(200)	(15,000)
NRG Energy, Inc., strike price $50, expires 11/21/08	(20,000)	(39,418)
Occidental Petroleum Corp., strike price $80, expires 05/19/08	(100)	(45,000)
Occidental Petroleum Corp., strike price $85, expires 11/24/08	(125)	(104,375)
Occidental Petroleum Corp., strike price $88, expires 11/21/08	(12,500)	(88,836)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	49

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Olin Corp., strike price $22.50, expires 05/19/08	(250)	$(2,500)
Olin Corp., strike price $22.50, expires 11/24/08	(250)	(33,125)
Olin Corp., strike price $25, expires 08/18/08	(250)	(8,125)
Oxiana Ltd., strike price 3.38 AUD, expires 05/08/08	(729,000)	(34,058)
Patriot Coal Corp., strike price $70, expires 07/18/08	(5,000)	(26,254)
Peabody Energy Corp., strike price $66, expires 11/21/08	(25,000)	(173,715)
Peabody Energy Corp., strike price $68.37, expires 11/03/08	(60,000)	(334,386)
Peabody Energy Corp., strike price $75, expires 09/22/08	(200)	(53,000)
Petroleo Brasileiro S.A. (ADR), strike price $67.50, expires 07/21/08	(150)	(85,500)
Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/21/08	(15,000)	(140,043)
Pioneer Natural Resources Co., strike price $65, expires 06/23/08	(100)	(8,250)
Plains Exploration & Production Co., strike price $61, expires 11/21/08	(20,000)	(174,442)
Plains Exploration & Production Co., strike price $66, expires 11/21/08	(10,000)	(62,895)
Potash Corp. of Saskatchewan, strike price $181, expires 11/21/08	(17,500)	(636,447)
Potash Corp. of Saskatchewan, strike price $200, expires 06/23/08	(46)	(46,460)
Praxair, Inc., strike price $95, expires 07/21/08	(200)	(70,000)
Praxair, Inc., strike price $96, expires 11/21/08	(25,000)	(157,945)
Pride Intl., Inc., strike price $41, expires 05/30/08	(100)	(26,911)
Pride Intl., Inc., strike price $45.05, expires 11/21/08	(20,000)	(73,110)
Questar Corp., strike price $61, expires 11/07/08	(25,000)	(156,820)
Questar Corp., strike price $61, expires 11/21/08	(25,000)	(162,150)
Quicksilver Resources, Inc., strike price $39, expires 11/21/08	(25,000)	(186,038)
Quicksilver Resources, Inc., strike price $43, expires 11/21/08	(25,000)	(138,023)
Quicksilver Resources, Inc., strike price $45, expires 06/23/08	(250)	(43,750)
Range Resources Corp., strike price $70, expires 01/19/09	(100)	(85,000)
Range Resources Corp., strike price $71, expires 11/21/08	(42,800)	(306,756)
Rio Tinto Plc, strike price 59.92 GBP, expires 05/09/08	(55,000)	(167,227)
Rio Tinto Plc, strike price 60.19 GBP, expires 05/13/08	(64,000)	(245,740)
Rohm & Haas Co., strike price $60, expires 07/21/08	(200)	(10,500)
Rohm & Haas Co., strike price $60, expires 11/21/08	(20,000)	(38,190)
Rohm & Haas Co., strike price $62.55, expires 11/21/08	(20,000)	(23,182)
Schlumberger Ltd., strike price $95, expires 05/19/08	(200)	(129,000)
Schlumberger Ltd., strike price $95, expires 11/24/08	(200)	(275,000)
SeaDrill Ltd., strike price 140 NOK, expires 06/19/08	(200)	(69,594)
SeaDrill Ltd., strike price 142.80 NOK, expires 06/17/08	(41,000)	(136,297)
Smith Intl., Inc., strike price $75, expires 07/21/08	(100)	(66,500)
Smith Intl., Inc., strike price $77.50, expires 11/21/08	(10,000)	(89,792)
Southern Copper Corp., strike price $145.05, expires 11/21/08	(11,300)	(71,007)
Southwestern Energy Co., strike price $37.50, expires 11/21/08	(20,000)	(172,852)
Southwestern Energy Co., strike price $40, expires 05/19/08	(60)	(18,450)
Southwestern Energy Co., strike price $41, expires 11/21/08	(6,000)	(40,850)
Southwestern Energy Co., strike price $65, expires 06/23/08	(400)	(402,000)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
StatoilHydro ASA, strike price 172.19 NOK, expires 05/13/08	(40,000)	$(96,707)
Straits Resources Ltd., strike price 6.94 AUD, expires 05/08/08	(266,000)	(62,377)
Suncor Energy, Inc., strike price $110.05, expires 11/21/08	(12,500)	(178,803)
Teck Cominco Ltd., Class B, strike price 40 CAD, expires 05/19/08	(1,000)	(424,486)
Teck Cominco Ltd., Class B, strike price 52 CAD, expires 11/22/08	(300)	(69,705)
Total S.A. (ADR), strike price $85, expires 11/24/08	(100)	(54,000)
Trican Well Service Ltd., strike price 26 CAD, expires 11/24/08	(300)	(51,385)
TXCO Resources, Inc., strike price $15, expires 05/19/08	(200)	(3,000)
TXCO Resources, Inc., strike price $16, expires 11/21/08	(20,000)	(19,562)
Unit Corp., strike price $55, expires 06/23/08	(250)	(223,750)
Unit Corp., strike price $70.05, expires 11/21/08	(25,000)	(79,458)
Valero Energy Corp., strike price $60, expires 06/23/08	(300)	(10,350)
Vedanta Resources Plc, strike price 25.35 GBP, expires 07/01/08	(143,000)	(350,902)
Votorantim Celulose e Papel S.A., strike price $32.55, expires 11/21/08	(100,000)	(442,770)
Votorantim Celulose e Papel S.A., strike price $35.25, expires 11/17/08	(250)	(84,450)
Warren Resources, Inc., strike price $15, expires 05/19/08	(200)	(1,500)
Weatherford Intl. Ltd., strike price $81, expires 11/21/08	(25,000)	(253,960)
Weatherford Intl. Ltd., strike price $86, expires 06/20/08	(12,500)	(35,730)
Weatherford Intl. Ltd., strike price $90.50, expires 11/21/08	(12,500)	(77,865)
Weyerhauser Co., strike price $65, expires 05/19/08	(250)	(38,125)
Weyerhauser Co., strike price $70, expires 05/19/08	(300)	(7,500)
Weyerhauser Co., strike price $70, expires 06/23/08	(250)	(25,625)
Xstrata Plc, strike price 41.50 GBP, expires 05/27/08	(35,000)	(60,993)
Xstrata Plc, strike price 43.06 GBP, expires 07/01/08	(100,000)	(229,967)
XTO Energy, Inc., strike price $63, expires 05/16/08	(56,500)	(77,060)
Zijin Mining Group Co. Ltd., strike price 10.45 HKD, expires 05/07/08	(1,000,000)	(13)
Zijin Mining Group Co. Ltd., strike price 10.81 HKD, expires 05/07/08	(1,100,000)	(1)
Zinifex Ltd., strike price 11.58 AUD, expires 05/07/08	(300,000)	(14)

Total Outstanding Call Options Written		(21,228,209)

Outstanding Put Options Written—(0.1)%
Agrium, Inc., strike price $70, expires 05/19/08	(320)	(35,200)
Allegheny Technologies, Inc., strike price $70, expires 05/19/08	(120)	(42,600)
Carpenter Technology Corp., strike price $50, expires 05/19/08	(200)	(31,000)
ConocoPhillips, strike price $80, expires 06/23/08	(100)	(13,100)
Deere & Co., strike price $80, expires 05/19/08	(250)	(41,875)
Dow Chemical Co. (The), strike price $40, expires 06/20/08	(25,000)	(35,000)
E.I. du Pont de Nemours & Co., strike price $50, expires 05/30/08	(22,000)	(45,439)
Exterran Holdings, Inc., strike price $55, expires 11/24/08	(20)	(5,000)
Harry Winston Diamond Corp., strike price 28 CAD, expires 05/23/08	(60,000)	(20,322)
Peabody Energy Corp., strike price $45, expires 01/19/09	(100)	(28,000)
Schlumberger Ltd., strike price $75, expires 11/24/08	(300)	(56,250)
Temple-Inland, Inc., strike price $15, expires 05/19/08	(234)	(78,390)

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Put Options Written—(concluded)
Trican Well Service Ltd., strike price 22 CAD, expires 06/23/08	(300)	$(35,001)
Valero Energy Corp., strike price $50, expires 01/19/09	(200)	(135,500)
Warren Resources, Inc., strike price $10, expires 05/19/08	(150)	(1,500)

Total Outstanding Put Options Written		(604,177)

Value

Total Outstanding Options Written (premium received $20,200,662)—(1.9)%	$(21,832,386)

Total Investments Net of Outstanding Options Written—103.2%	1,204,462,377
Liabilities in Excess of Other Assets—(3.2)%	(37,744,866)

Net Assets—100.0%	$1,166,717,511

*	The cost and unrealized appreciation/depreciation of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$897,201,168

Gross unrealized appreciation	$359,632,816
Gross unrealized depreciation	(30,539,221)

Net unrealized appreciation	$329,093,595

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents current yield as of report date.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Interest Income

BlackRock Liquidity Series, LLC, Money Market Series	$38,513,800	$20,392

(f)	Security purchased with the cash proceeds from securities loaned.
(g)	Rate shown is the yield to maturity as of the date of purchase.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	51

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—6.6%
Foster’s Group Ltd.	117,200	$559,504
Gunns Ltd.	275,000	767,347
National Australia Bank Ltd.	64,700	1,831,861
Santos Ltd.	126,100	1,894,045
TABCORP Holdings Ltd.	84,400	905,793
Wesfarmers Ltd.	37,350	1,307,383

		7,265,933

Austria—1.4%
Boehler-Uddeholm AG	14,000	1,572,059

Canada—6.1%
Bank of Montreal	25,500	1,268,543
Bank of Nova Scotia	14,100	669,509
Enbridge, Inc.	16,000	658,048
National Bank of Canada	7,700	410,804
Royal Bank of Canada	30,600	1,459,053
Toronto-Dominion Bank	34,700	2,277,844

		6,743,801

Denmark—1.0%
Danske Bank A/S	32,400	1,115,472

Finland—0.6%
Kesko Oyj, B Shares	19,200	722,319

France—4.2%
Bouygues	11,700	867,088
M6-Metropole Television(a)	19,400	446,126
Societe Generale	5,300	615,673
Total S.A.	17,200	1,440,777
Vinci S.A.	18,200	1,335,140

		4,704,804

Germany—0.7%
SAP AG	15,200	760,710

Hong Kong—3.1%
Esprit Holdings Ltd.	71,000	874,331
Hang Seng Bank Ltd.	22,600	451,509
HongKong Electric Holdings	204,500	1,283,215
Hopewell Holdings	191,000	831,187

		3,440,242

Italy—3.0%
Enel S.p.A.	156,200	1,694,791
Eni S.p.A.	42,400	1,631,915

		3,326,706

Japan—5.0%
Canon, Inc.	11,700	588,248
Mitsui & Co. Ltd.	53,000	1,244,757
Mitsui Mining & Smelting Co. Ltd.	150,000	510,693
Oracle Corp.	15,000	678,832
Ricoh Co. Ltd.	53,000	917,476
Sharp Corp.	42,000	707,461
Toyota Motor Corp.	17,300	881,640

		5,529,107

Netherlands—1.7%
Royal KPN N.V.	104,100	1,900,514

Norway—0.4%
Ekornes ASA	22,900	413,621

Singapore—1.6%
Jaya Holdings Ltd.	615,000	635,972
Singapore Petroleum Co. Ltd.	212,000	1,131,874

		1,767,846

Common Stocks	Shares	Value

Spain—0.8%
Indra Sistemas S.A.	32,600	$885,690

Sweden—4.4%
Axfood AB	16,000	513,400
Hennes & Mauritz AB(a)	15,300	901,423
Kungsleden AB	26,500	263,505
Ratos AB, B Shares	27,300	948,130
Scania AB, B Shares	108,000	2,206,654

		4,833,112

United Kingdom—8.6%
Alliance & Leicester Plc	55,300	564,690
Barclays Plc	141,100	1,275,812
British American Tobacco Plc	17,300	648,961
Full Circle Future Ltd.(a)(b)	79,200	—
GlaxoSmithKline Plc(a)	64,100	1,417,967
HSBC Holdings Plc	71,200	1,236,309
Rentokil Initial Plc	193,500	367,794
Royal Bank of Scotland Group Plc	6,156	41,666
Royal Dutch Shell Plc, A Shares	46,300	1,855,733
Scottish & Southern Energy Plc	69,183	1,906,489
Taylor Wimpey Plc(a)	55,656	141,397

		9,456,818

United States—49.5%
3M Co.	7,100	545,990
Abbott Laboratories	17,100	902,025
Agree Realty Corp. (REIT)	16,500	439,560
Allied Capital Corp.	55,700	1,119,570
Altria Group, Inc.	32,300	646,000
Ameren Corp.	28,000	1,270,080
American Intl. Group, Inc.	11,100	512,820
AT&T, Inc.	110,480	4,276,681
Automatic Data Processing, Inc.	12,400	548,080
Bank of America Corp.	47,200	1,771,888
Bristol-Myers Squibb Co.	49,500	1,087,515
Chevron Corp.	12,800	1,230,720
Cisco Systems, Inc.(a)	13,200	338,448
Citigroup, Inc.	11,500	290,605
Coca-Cola Co. (The)	17,000	1,000,790
Consolidated Edison, Inc.	24,600	1,023,360
Eli Lilly & Co.	18,800	905,032
Emerson Electric Co.	45,200	2,362,152
Equity Residential (REIT)	14,400	597,888
Exxon Mobil Corp.	35,800	3,331,906
First Industrial Realty Trust, Inc. (REIT)	25,900	782,439
General Electric Co.	76,100	2,488,470
Harley-Davidson, Inc.	8,500	325,125
Health Care REIT, Inc.	37,600	1,821,720
Hewlett-Packard Co.	31,000	1,436,850
Home Depot, Inc.	10,400	299,520
Hospitality Properties Trust (REIT)	12,700	408,051
Intel Corp.	56,300	1,253,238
Intl. Business Machines Corp.	16,400	1,979,480
Johnson & Johnson	9,300	623,937
KeyCorp	17,300	417,449
Kimco Realty Corp. (REIT)	25,000	997,750
Kraft Foods, Inc.	20,483	647,877
Liberty Properties Trust (REIT)	10,800	378,324
Maxim Integrated Products, Inc.	20,200	424,806
McDonald’s Corp.	23,000	1,370,340
Merck & Co., Inc.	25,000	951,000
Microchip Technology, Inc.	25,500	937,125
Microsoft Corp.	79,700	2,273,044
Morgan Stanley	17,100	831,060
Nationwide Health Properties, Inc. (REIT)	34,400	1,239,088

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States—(concluded)
PepsiCo, Inc.	7,900	$541,387
Pfizer, Inc.	38,300	770,213
Philip Morris Intl., Inc.(a)	32,300	1,648,269
Pitney Bowes, Inc.	9,300	335,823
Rohm & Haas Co.	8,500	454,325
Trustco Bank Corp	63,800	556,974
United Technologies Corp.	13,800	1,000,086
UST, Inc.	21,900	1,140,333
Wachovia Corp.	17,500	510,125
Wal-Mart Stores, Inc.	12,100	701,558
Wells Fargo & Co.	30,100	895,475

Total United States		54,642,371

Total Common Stocks (Cost—$84,048,035)—98.7%		109,081,125

Short-Term Securities	Shares	Value

Money Market Fund—1.2%
Fidelity Institutional Money Market Prime Portfolio, 2.59% (cost $1,285,698)(c)	1,285,698	$1,285,698

Total Investments—99.9% (Cost—$85,333,733*)		110,366,823
Other Assets in Excess of Liabilities—0.1%		92,745

Net Assets—100.0%		$110,459,568

*	The cost and unrealized appreciation/depreciation of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$85,275,834

Gross unrealized appreciation	$29,466,997
Gross unrealized depreciation	(4,376,008)

Net unrealized appreciation	$25,090,989

(a)	Non-income producing security.
(b)	Security is fair valued.
(c)	Represents current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	53

Schedule of Investments April 30, 2008 (Unaudited)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—1.2%
Lion Nathan Ltd.	584,300	$4,601,650
Sims Group Ltd.	169,300	5,281,008

		9,882,658

Belgium—0.7%
Belgacom S.A.	140,300	6,442,149

Bermuda—0.8%
Arch Capital Group Ltd.(a)	18,100	1,278,765
Bunge Ltd.	45,800	5,225,322

		6,504,087

Brazil—2.6%
Aracruz Celulose S.A. (ADR)(b)	68,000	5,480,800
Bovespa Holding S.A.	121,200	1,841,114
Cia Energetica de Minas Gerais (ADR)	272,291	5,584,696
Petroleo Brasileiro S.A. (ADR)	80,200	9,737,884

		22,644,494

Canada—3.6%
Barrick Gold Corp.	246,000	9,477,163
Potash Corp. of Saskatchewan	19,600	3,605,420
Research In Motion Ltd.(a)	28,000	3,405,640
TELUS Corp.	166,200	7,644,111
Ultra Petroleum Corp.(a)	78,800	6,545,916

		30,678,250

Finland—1.1%
Fortum Oyj	100,027	4,231,534
Wartsila Oyj, B Shares	75,800	5,162,238

		9,393,772

France—1.3%
AXA S.A.	42,500	1,570,279
BNP Paribas	15,500	1,652,375
Total S.A.	98,200	8,225,833

		11,448,487

Germany—4.9%
Adidas AG	81,500	5,170,819
E.ON AG	26,721	5,420,235
Fresenius Medical Care AG & Co. KGaA	90,900	4,797,451
Hannover Rueckversicherung AG	96,000	5,218,527
K+S AG	32,100	13,251,781
Linde AG	56,300	8,206,521

		42,065,334

Greece—0.3%
Piraeus Bank S.A.	79,050	2,684,458

Hong Kong—2.8%
China Mobile Ltd.	368,400	6,339,213
Esprit Holdings Ltd.	348,500	4,291,611
Kerry Properties Ltd.	720,600	4,878,824
New World Development Co. Ltd.	1,927,800	4,982,008
Sun Hung Kai Properties Ltd.	195,000	3,407,926

		23,899,582

Israel—1.6%
Partner Communications (ADR)(b)	418,500	9,738,495
Teva Pharmaceutical Industries Ltd. (ADR)	89,800	4,200,844

		13,939,339

Italy—3.0%
AEM S.p.A.	1,046,488	3,846,083
Assicurazioni Generali S.p.A.	37,300	1,648,846
Enel S.p.A.	693,000	7,519,142
Eni S.p.A.	279,200	10,746,007
Intesa Sanpaolo S.p.A.	240,700	1,696,201

		25,456,279

Common Stocks	Shares	Value

Japan—7.0%
Bank of Yokohama Ltd. (The)	820,200	$6,022,888
Daito Trust Construction Co. Ltd.	103,200	4,805,437
Fanuc Ltd.	56,400	5,944,740
ITOCHU Corp.	519,100	5,436,795
Japan Real Estate Investment Corp. (REIT)	350	4,148,932
Konica Minolta Holdings, Inc.	270,000	4,068,762
Mizuho Financial Group, Inc.	600	3,026,602
Nintendo Co. Ltd.	27,900	15,422,369
Shizuoka Bank Ltd. (The)	544,000	6,678,721
Sumitomo Corp.	336,000	4,523,669

		60,078,915

Luxembourg—1.9%
ArcelorMittal(b)	97,700	8,704,093
Oriflame Cosmetics S.A.	96,218	7,329,693

		16,033,786

Mexico—0.5%
Fomento Economico Mexicano SAB de CV (ADR)	99,300	4,314,585

Netherlands—0.7%
Akzo Nobel N.V.	60,900	5,141,583
ING Groep N.V.	31,800	1,204,599

		6,346,182

Norway—4.1%
Fred Olsen Energy ASA	83,600	5,283,575
Orkla ASA	256,000	3,375,142
Yara Intl. ASA	364,600	26,433,620

		35,092,337

Philippines—0.8%
Philippine Long Distance Telephone Co. (ADR)	112,700	6,885,970

Russia—0.7%
Gazprom OAO (ADR)	116,500	6,164,212

Singapore—2.9%
CapitaLand Ltd.	1,212,599	6,111,501
Singapore Airlines Ltd.	461,000	5,430,151
Singapore Telecommunications Ltd.	2,182,035	6,231,408
United Overseas Bank Ltd.	466,538	7,011,972

		24,785,032

South Korea—0.6%
Samsung Electronics Co. Ltd.	6,700	4,749,683

Spain—0.4%
Banco Bilbao Vizcaya Argentaria S.A.	72,900	1,671,972
Banco Santander Central Hispano S.A.	80,400	1,738,738

		3,410,710

Sweden—0.1%
Nordea Bank AB	73,000	1,200,554

Switzerland—2.5%
Alcon, Inc.	27,800	4,392,400
Nestle S.A.	15,400	7,350,083
Syngenta AG	15,200	4,517,517
UBS AG(a)	100,300	3,319,145
Zurich Financial Services AG	5,100	1,545,657

		21,124,802

Taiwan—0.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	220,000	2,472,800

United Kingdom—5.1%
Cobham Plc	1,490,800	6,492,814
De La Rue Plc	180,253	3,048,492
HSBC Holdings Plc	197,000	3,420,686
ICAP Plc	314,400	3,629,583
Imperial Tobacco Group Plc	112,800	5,401,897

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom—(concluded)
Legal & General Group Plc	2,000,000	$5,014,968
National Express Group Plc	330,100	6,034,189
Standard Chartered Plc	46,400	1,639,454
Vodafone Group Plc (ADR)	288,800	9,143,408

		43,825,491

United States—34.2%
Allstate Corp. (The)	26,200	1,319,432
Altria Group, Inc.(b)	321,900	6,438,000
American Electric Power Co., Inc.(b)	122,000	5,444,860
Aon Corp.(b)	102,000	4,629,780
Apple, Inc.(b)	30,400	5,288,080
Archer Daniels Midland Co.(b)	183,100	8,067,386
AT&T, Inc.(b)	115,900	4,486,489
Bank of America Corp.	62,700	2,353,758
Baxter Intl., Inc.	98,100	6,113,592
BB&T Corp.	115,400	3,957,066
Becton Dickinson & Co.(b)	74,700	6,678,180
C.R. Bard, Inc.	44,800	4,218,816
Chesapeake Energy Corp.	156,600	8,096,220
Chevron Corp.(b)	193,600	18,614,640
Cisco Systems, Inc.(a)(b)	167,900	4,304,956
Citigroup, Inc.(b)	70,200	1,773,954
Colgate-Palmolive Co.	97,800	6,914,460
ConocoPhillips(b)	88,100	7,589,815
CVS Caremark Corp.(b)	189,800	7,662,226
Diamond Offshore Drilling, Inc.(b)	54,000	6,772,140
EOG Resources, Inc.	53,000	6,915,440
Exxon Mobil Corp.(b)	193,400	17,999,738
FPL Group, Inc.(b)	87,900	5,826,891
Gilead Sciences, Inc.(a)(c)	164,000	8,488,640
Google, Inc.(a)(b)	9,900	5,685,471
Greenhill & Co., Inc.(c)	42,600	2,771,130
H.J. Heinz Co.	89,500	4,209,185
Intl. Business Machines Corp.	52,700	6,360,890
Johnson & Johnson(b)	50,400	3,381,336
JPMorgan Chase & Co.	54,600	2,601,690
Kellogg Co.(b)	127,900	6,544,643
Lincoln National Corp.	23,500	1,263,360
Linear Technology Corp.	6,200	216,752
McDonald’s Corp.(b)	86,000	5,123,880
Medtronic, Inc.	169,300	8,241,524
MetLife, Inc.	20,800	1,265,680
Microsoft Corp.(b)	349,050	9,954,906
Molson Coors Brewing Co.	96,000	5,264,640
Motorola, Inc.	180,000	1,792,800
Newmont Mining Corp.	86,000	3,802,060
Nike, Inc.	104,100	6,953,880
Norfolk Southern Corp.	88,000	5,243,040
Northern Trust Corp.	48,000	3,557,280
Occidental Petroleum Corp.	173,800	14,461,898
Public Service Enterprise Group, Inc.	109,000	4,786,190
Qualcomm, Inc.	71,300	3,079,447
Starwood Hotels & Resorts Worldwide, Inc.	77,200	4,030,612
Torchmark Corp.	20,400	1,320,696
Union Pacific Corp.	41,700	6,054,423
United States Steel Corp.	28,000	4,310,600
Wal-Mart Stores, Inc.	60,100	3,484,598
Yum! Brands, Inc.(b)	199,700	8,123,796

		293,840,966

Total Common Stocks—85.7%		735,364,914

Rights	Shares	Value

Switzerland—0.0%
UBS AG(a)	100,300	$169,401

Total Rights—0.0%		169,401

Exchange-Traded Funds

United States—5.4%
Financial Select Sector SPDR Fund	377,000	10,031,970
iShares Dow Jones EURO Stoxx Banks	81,400	4,618,763
iShares Dow Jones Stoxx 600 Banks	108,100	6,295,973
iShares Dow Jones U.S. Real Estate Index Fund	94,200	6,488,496
KBW Bank	184,400	7,523,520
KBW Insurance	71,900	3,477,803
KBW Regional Banking (c)	162,100	5,642,701
Lyxor Dow Jones Stoxx 600 Financial Services	30,500	1,738,762
PowerShares Dynamic Insurance Portfolio	52,900	856,451

Total Exchange-Traded Funds—5.4%		46,674,439

Total Long-Term Investments (Cost—$695,232,594)—91.1%		782,208,754

Short-Term Investments

Money Market Funds—6.7%
BlackRock Liquidity Series, LLC, Money Market Series, 2.85%(d)(e)(f)	13,958,000	13,958,000
Fidelity Institutional Money Market Prime Portfolio, 2.59%(d)	43,319,927	43,319,927

Total Money Market Funds		57,277,927

	Principal Amount

U.S. Government and Agency Discount Notes—5.7%
Federal Home Loan Bank Disc. Notes, 1.50%, 05/01/08(g)	$200,000	200,000
Federal Home Loan Bank Disc. Notes, 1.98%, 06/25/08(g)	49,000,000	48,851,775

		49,051,775

Total Short-Term Investments (Cost—$106,329,702)—12.4%		106,329,702

Option Purchased	Contracts

Outstanding Call Option Purchased—0.1%
United States Steel Corp., strike price $155, expires 07/21/08 (cost $437,970)	280	379,400

Total Investments Before Outstanding Options Written (Cost—$802,000,266*)—103.6%		888,917,856

Options Written

Outstanding Call Options Written—(2.9)%
Adidas AG, strike price 43.83 EUR, expires 05/27/08	(44,800)	(20,339)
AEM S.p.A., strike price 2.40 EUR, expires 06/17/08	(576,000)	(54,908)
Akzo Nobel N.V., strike price 49.91 EUR, expires 05/27/08	(5,000)	(36,845)
Akzo Nobel N.V., strike price 52.88 EUR, expires 06/17/08	(25,000)	(114,416)
Alcon, Inc., strike price $155, expires 11/21/08	(2,500)	(38,719)
Alcon, Inc., strike price $160, expires 05/19/08	(190)	(33,725)
Allstate Corp. (The), strike price $52.50, expires 07/21/08	(130)	(13,325)
Altria Group, Inc., strike price $22.25, expires 11/21/08	(128,000)	(52,646)
American Electric Power Co., Inc., strike price $47.50, expires 11/24/08	(320)	(63,200)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	55

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
American Electric Power Co., Inc., strike price $50, expires 05/19/08	(315)	$(2,362)
Aon Corp., strike price $45, expires 07/21/08	(260)	(63,050)
Aon Corp., strike price $51, expires 11/21/08	(26,000)	(36,514)
Apple, Inc., strike price $165, expires 11/07/08	(120)	(321,257)
Aracruz Celulose S.A. (ADR), strike price $80, expires 05/19/08	(375)	(99,375)
ArcelorMittal, strike price $85, expires 06/23/08	(260)	(197,600)
ArcelorMittal, strike price $95.50, expires 11/21/08	(26,000)	(190,031)
Arch Capital Group Ltd., strike price $75, expires 06/23/08	(90)	(6,975)
Archer Daniels Midland Co., strike price $45, expires 06/23/08	(360)	(66,600)
Archer Daniels Midland Co., strike price $46, expires 11/21/08	(55,000)	(239,124)
Assicurazioni Generali S.p.A., strike price 29.85 EUR, expires 06/17/08	(18,600)	(7,705)
AT&T, Inc., strike price $39, expires 06/20/08	(60,000)	(65,478)
AT&T, Inc., strike price $41, expires 11/20/08	(27,000)	(50,128)
AXA S.A., strike price 26.58 EUR, expires 06/17/08	(21,200)	(6,435)
Banco Bilbao Vizcaya Argentaria S.A., strike price 15.31 EUR, expires 06/17/08	(36,400)	(31,171)
Banco Santander Central Hispano S.A., strike price 13.95 EUR, expires 06/17/08	(40,200)	(28,234)
Bank of America Corp., strike price $45, expires 06/20/08	(31,300)	(1,956)
Bank of Yokohama Ltd. (The), strike price 731.45 JPY, expires 05/08/08	(451,000)	(174,093)
Barrick Gold Corp., strike price $60, expires 07/21/08	(500)	(5,000)
Baxter Intl., Inc., strike price $62.50, expires 05/19/08	(250)	(26,875)
Baxter Intl., Inc., strike price $65, expires 11/22/08	(250)	(82,500)
BB&T Corp., strike price $37.50, expires 06/23/08	(572)	(31,460)
Becton Dickinson & Co., strike price $90.05, expires 11/21/08	(32,000)	(198,973)
Becton Dickinson & Co., strike price $90.55, expires 06/20/08	(22,000)	(54,969)
BNP Paribas, strike price 71.61 EUR, expires 06/17/08	(7,700)	(16,729)
Bunge Ltd., strike price $115, expires 07/21/08	(114)	(124,830)
Bunge Ltd., strike price $125, expires 06/23/08	(230)	(102,350)
C.R. Bard, Inc., strike price $106, expires 11/21/08	(25,000)	(56,500)
CapitaLand Ltd., strike price 7.12 SGD, expires 05/28/08	(242,500)	(58,721)
CapitaLand Ltd., strike price 7.25 SGD, expires 05/07/08	(425,000)	(29,961)
Chesapeake Energy Corp., strike price $51, expires 11/21/08	(77,500)	(492,869)
Chevron Corp., strike price $91, expires 11/21/08	(95,000)	(968,269)
Chevron Corp., strike price $93.50, expires 06/17/08	(310)	(147,693)
China Mobile Ltd., strike price 124.84 HKD, expires 05/28/08	(162,400)	(266,812)
China Mobile Ltd., strike price 130 HKD, expires 05/08/08	(206,000)	(161,366)
Cia Energetica de Minas Gera (ADR), strike price $21.50, expires 06/27/08	(960)	(48,960)
Cisco Systems, Inc., strike price $27, expires 05/19/08	(370)	(10,175)
Citigroup, Inc., strike price $27.50, expires 06/23/08	(350)	(19,600)
Cobham Plc, strike price 2.12 GBP, expires 06/17/08	(149,000)	(47,034)
Cobham Plc, strike price 2.27 GBP, expires 07/01/08	(671,000)	(136,229)
Colgate-Palmolive Co., strike price $80, expires 05/19/08	(285)	(9,262)
Colgate-Palmolive Co., strike price $80, expires 08/18/08	(250)	(7,500)
ConocoPhillips, strike price $85, expires 11/24/08	(270)	(203,175)
ConocoPhillips, strike price $90, expires 08/18/08	(180)	(56,700)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
CVS Caremark Corp., strike price $42.50, expires 05/19/08	(160)	$(4,800)
CVS Caremark Corp., strike price $44, expires 11/21/08	(86,000)	(140,429)
Daito Trust Construction Co. Ltd., strike price 5,603.49 JPY, expires 05/07/08	(25,800)	(257)
Daito Trust Construction Co. Ltd., strike price 6,063.47 JPY, expires 05/28/08	(31,000)	(1,917)
De La Rue Plc, strike price 8.75 GBP, expires 07/01/08	(144,000)	(75,746)
Diamond Offshore Drilling, Inc., strike price $141, expires 11/21/08	(27,000)	(221,268)
Enel S.p.A., strike price 7.20 EUR, expires 07/01/08	(180,000)	(24,440)
Eni S.p.A., strike price 25.50 EUR, expires 07/01/08	(140,000)	(90,589)
EOG Resources, Inc., strike price $116.19, expires 05/16/08	(11,000)	(166,187)
EOG Resources, Inc., strike price $150.05, expires 11/21/08	(9,000)	(69,116)
EOG Resources, Inc., strike price $155.05, expires 11/21/08	(9,000)	(58,324)
Esprit Holdings Ltd., strike price 101.98 HKD, expires 05/07/08	(56,000)	(10,018)
Esprit Holdings Ltd., strike price 103.60 HKD, expires 05/07/08	(66,300)	(8,658)
Esprit Holdings Ltd., strike price 111.38 HKD, expires 05/28/08	(69,000)	(17,455)
Exxon Mobil Corp., strike price $95, expires 07/21/08	(575)	(185,438)
Exxon Mobil Corp., strike price $96, expires 11/21/08	(20,000)	(112,850)
Exxon Mobil Corp., strike price $99, expires 11/21/08	(57,500)	(247,624)
Fanuc Ltd., strike price 11,412.50 JPY, expires 05/28/08	(20,000)	(56,266)
Financial Select Sector SPDR Fund, strike price $26.91, expires 05/23/08	(75,400)	(50,141)
Financial Select Sector SPDR Fund, strike price $28, expires 06/23/08	(1,130)	(62,150)
Formento Economico Mexicana SAB de CV (ADR), strike price $49, expires 11/07/08	(40,000)	(87,136)
Fortum Oyj, strike price 30.63 EUR, expires 05/13/08	(56,258)	(3,599)
FPL Group, Inc., strike price $70, expires 06/23/08	(175)	(11,812)
FPL Group, Inc., strike price $71, expires 11/21/08	(26,000)	(72,738)
Fred Olson Energy ASA, strike price 315.04 NOK, expires 05/13/08	(25,000)	(61,553)
Fred Olson Energy ASA, strike price 327.23 NOK, expires 07/01/08	(21,000)	(67,748)
Fresenius Medical Care AG & Co. KGaA, strike price 33.46 EUR, expires 06/17/08	(50,000)	(85,557)
Gazprom OAO (ADR), strike price $53.45, expires 05/13/08	(40,800)	(56,745)
Gilead Sciences, Inc., strike price $52.50, expires 05/19/08	(300)	(27,750)
Gilead Sciences, Inc., strike price $55, expires 11/21/08	(60,000)	(264,300)
Google, Inc., strike price $500, expires 05/19/08	(25)	(189,750)
Google, Inc., strike price $600, expires 12/22/08	(25)	(147,750)
Greenhill & Co., Inc., strike price $76.81, expires 05/16/08	(21,300)	(6,541)
H.J. Heinz Co., strike price $50.05, expires 11/21/08	(25,000)	(38,850)
Hannover Rueckversicherung AG, strike price 32.86 EUR, expires 07/01/08	(57,000)	(138,726)
HSBC Holdings Plc, strike price 8.93 GBP, expires 06/17/08	(98,500)	(35,090)
ICAP Plc, strike price 6.30 GBP, expires 06/17/08	(173,000)	(122,504)
Imperial Tobacco Group Plc, strike price 24 GBP, expires 06/17/08	(24,800)	(47,649)
Imperial Tobacco Group Plc, strike price 24.11 GBP, expires 05/13/08	(37,200)	(35,088)

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	APRIL 30, 2008

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Imperial Tobacco Group Plc, strike price 25.79 GBP, expires 07/01/08	(26,000)	$(19,707)
ING Groep N.V., strike price 27.06 EUR, expires 06/17/08	(15,900)	(4,286)
Intesa Sanpaolo S.p.A., strike price 4.62 EUR, expires 06/17/08	(120,300)	(27,837)
Intl. Business Machines Corp., strike price $125, expires 07/21/08	(50)	(15,250)
Intl. Business Machines Corp., strike price $125.25, expires 11/17/08	(210)	(134,507)
iShares Dow Jones U.S. Real Estate Index Fund, strike price $75, expires 06/23/08	(470)	(36,425)
ITOCHU Corp., strike price 1,286.45 JPY, expires 05/28/08	(285,000)	(28,292)
Japan Real Estate Investment Corp. (REIT), strike price 1,298,000 JPY, expires 05/28/08	(175)	(66,183)
Johnson & Johnson, strike price $68, expires 11/07/08	(250)	(58,155)
JPMorgan Chase & Co., strike price $52.50, expires 06/23/08	(275)	(15,400)
K+S AG, strike price 210.56 EUR, expires 05/13/08	(9,300)	(701,496)
K+S AG, strike price 240 EUR, expires 12/19/08	(84)	(750,761)
K+S AG, strike price 260 EUR, expires 12/19/08	(144)	(1,089,012)
KBW Insurance, strike price $48.38, expires 05/23/08	(14,400)	(21,709)
KBW Insurance, strike price $50, expires 06/23/08	(214)	(22,470)
KBW Regional Banking, strike price $37.85, expires 05/23/08	(32,400)	(8,923)
Kellogg Co., strike price $55, expires 05/19/08	(320)	(4,800)
Kerry Properties Ltd., strike price 52.10 HKD, expires 05/08/08	(300,000)	(86,976)
Konica Minolta Holdings, Inc., strike price 1,652.11 JPY, expires 07/08/08	(67,500)	(55,501)
Konica Minolta Holdings, Inc., strike price 1,787.36 JPY, expires 05/07/08	(67,500)	(3,606)
Legal & General Group Plc, strike price 1.27 GBP, expires 07/01/08	(300,000)	(36,505)
Legal & General Group Plc, strike price 1.38 GBP, expires 06/17/08	(800,000)	(29,751)
Lincoln National Corp., strike price $60, expires 07/21/08	(120)	(8,100)
Linde AG, strike price 93.84 EUR, expires 06/17/08	(22,100)	(108,219)
Linde AG, strike price 97.82 EUR, expires 07/01/08	(8,900)	(25,959)
McDonald’s Corp., strike price $61, expires 11/21/08	(43,000)	(150,741)
Medtronic, Inc., strike price $51.50, expires 06/27/08	(680)	(44,078)
Medtronic, Inc., strike price $52.50, expires 05/19/08	(250)	(3,750)
MetLife, Inc., strike price $65, expires 06/23/08	(105)	(10,237)
Microsoft Corp., strike price $32, expires 05/19/08	(1,640)	(10,660)
Mizuho Financial Group, Inc., strike price 550,762.08 JPY, expires 07/08/08	(300)	(90,949)
Molson Coors Brewing Co., strike price $57.50, expires 06/25/08	(280)	(52,984)
Molson Coors Brewing Co., strike price $58, expires 11/21/08	(25,000)	(88,363)
National Express Group Plc, strike price 10.30 GBP, expires 06/17/08	(130,000)	(43,014)
National Express Group Plc, strike price 13 GBP, expires 05/08/08	(52,000)	(1)
Nestle S.A., strike price 528.39 CHF, expires 06/17/08	(8,500)	(20,924)
New World Development Co. Ltd., strike price 26.06 HKD, expires 05/07/08	(675,000)	(19)
Newmont Mining Corp., strike price $56.94, expires 11/21/08	(30,000)	(41,565)
Nike, Inc., strike price $70, expires 06/23/08	(250)	(31,250)
Nike, Inc., strike price $71, expires 11/21/08	(32,000)	(128,051)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Nintendo Co. Ltd., strike price 51,909.06 JPY, expires 05/08/08	(5,800)	$(326,447)
Nintendo Co. Ltd., strike price 59,000 JPY, expires 07/09/08	(5,900)	(151,108)
Nintendo Co. Ltd., strike price 62,325.23 JPY, expires 05/28/08	(8,200)	(154,046)
Nordea Bank AB, strike price 108.37 SEK, expires 06/17/08	(36,500)	(12,349)
Norfolk Southern Corp., strike price $62.99, expires 11/03/08	(44,000)	(173,730)
Northern Trust Corp., strike price $75, expires 05/30/08	(480)	(107,837)
Occidental Petroleum Corp., strike price $80, expires 05/19/08	(360)	(162,000)
Occidental Petroleum Corp., strike price $85, expires 11/24/08	(390)	(325,650)
Occidental Petroleum Corp., strike price $88, expires 11/21/08	(24,000)	(170,566)
Oriflame Cosmetics S.A., strike price 424.86 SEK, expires 05/15/08	(52,100)	(345,171)
Oriflame Cosmetics S.A., strike price 432.55 SEK, expires 06/16/08	(44,118)	(275,733)
Orkla ASA, strike price 68.80 NOK, expires 05/09/08	(256,000)	(60,210)
Partner Communications (ADR), strike price $22.50, expires 05/16/08	(168,000)	(211,075)
Partner Communications (ADR), strike price $25, expires 11/24/08	(625)	(67,188)
Petroleo Brasileiro S.A. (ADR), strike price $67.50, expires 07/21/08	(300)	(171,000)
Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/21/08	(30,000)	(280,086)
Piraeus Bank S.A., strike price 21.95 EUR, expires 06/17/08	(50,000)	(116,678)
Potash Corp. of Saskatchewan, strike price $181, expires 11/21/08	(13,000)	(472,789)
Potash Corp. of Saskatchewan, strike price $200, expires 06/23/08	(66)	(66,660)
Powershares Dynamic Insurance Portfolio, strike price $16.20, expires 05/23/08	(10,600)	(4,013)
Public Service Enterprise Group, Inc., strike price $45, expires 06/21/08	(275)	(30,250)
Qualcomm, Inc., strike price $45, expires 06/23/08	(355)	(37,630)
Research In Motion Ltd., strike price $140, expires 06/23/08	(140)	(35,560)
Samsung Electronics Co. Ltd., strike price 609,000 KRW, expires 05/08/08	(3,250)	(331,076)
Shizuoka Bank Ltd. (The), strike price 1,214.75 JPY, expires 05/08/08	(136,000)	(90,599)
Shizuoka Bank Ltd. (The), strike price 1,311.77 JPY, expires 07/08/08	(136,000)	(94,980)
Sims Group Ltd., strike price 31.83 AUD, expires 05/07/08	(93,100)	(145,382)
Singapore Telecommunications Ltd., strike price 4.10 SGD, expires 05/07/08	(982,000)	(7,681)
Standard Chartered Plc, strike price 19.48 GBP, expires 06/17/08	(23,200)	(11,170)
Starwood Hotels & Resorts Worldwide, Inc., strike price $60, expires 05/19/08	(772)	(13,510)
Sumitomo Corp., strike price 1,779.80 JPY, expires 05/28/08	(185,000)	(3,090)
Sun Hung Kai Properties Ltd., strike price 154.62 HKD, expires 05/28/08	(97,500)	(25,032)
Syngenta AG, strike price 334.41 CHF, expires 11/04/08	(15,200)	(267,758)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	57

Schedule of Investments (concluded)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Outstanding Call Options Written—(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $10.85, expires 06/27/08	(220,000)	$(147,884)
TELUS Corp., strike price 48 CAD, expires 05/19/08	(350)	(18,245)
TELUS Corp., strike price 52 CAD, expires 11/22/08	(500)	(83,160)
Teva Pharmaceutical Industries Ltd. (ADR), strike price $50, expires 06/23/08	(420)	(16,800)
Teva Pharmaceutical Industries Ltd. (ADR), strike price $53, expires 11/21/08	(23,000)	(28,975)
Torchmark Corp., strike price $65, expires 05/19/08	(100)	(11,000)
Total S.A., strike price 52.89 EUR, expires 11/04/08	(24,000)	(153,110)
Total S.A., strike price 54.32 EUR, expires 07/01/08	(24,000)	(61,976)
UBS AG, strike price 36 CHF, expires 05/16/08	(50,000)	(29,116)
Ultra Petroleum Corp., strike price $86, expires 06/30/08	(29,500)	(114,516)
Ultra Petroleum Corp., strike price $91, expires 11/21/08	(29,500)	(191,458)
Union Pacific Corp., strike price $135, expires 05/19/08	(70)	(78,050)
Union Pacific Corp., strike price $150, expires 11/24/08	(140)	(152,600)
United Overseas Bank Ltd., strike price 18.85 SGD, expires 05/07/08	(116,600)	(132,658)
United States Steel Corp., strike price $170, expires 07/21/08	(560)	(417,200)
Vodafone Group Plc (ADR), strike price $35.25, expires 11/21/08	(72,000)	(91,210)
Wal-Mart Stores, Inc., strike price $60, expires 06/25/08	(300)	(32,919)
Wartsila Oyj, B Shares, strike price 45.74 EUR, expires 05/13/08	(43,674)	(28,976)

Options Written	Contracts	Value

Outstanding Call Options Written—(concluded)
Yara Intl. ASA, strike price 304.50 NOK, expires 05/27/08	(89,000)	$(1,195,616)
Yara Intl. ASA, strike price 315 NOK, expires 06/16/08	(26,700)	(318,172)
Yara Intl. ASA, strike price 320 NOK, expires 06/16/08	(60,500)	(674,909)
Yara Intl. ASA, strike price 332.72 NOK, expires 11/04/08	(188,400)	(3,033,110)
Yum! Brands, Inc., strike price $40.25, expires 11/17/08	(520)	(204,854)
Yum! Brands, Inc., strike price $40.50, expires 11/07/08	(57,000)	(212,388)
Zurich Financial Services AG, strike price 346.24 CHF, expires 06/17/08	(2,500)	(4,199)

Total Outstanding Call Options Written		(24,742,853)

Outstanding Put Options Written—(0.0)%
Apple, Inc., strike price $155, expires 05/23/08	(115)	(11,870)
H.J. Heinz Co., strike price $46.75, expires 05/12/08	(385)	(18,187)
Linear Technology Corp., strike price $32, expires 05/09/08	(1,310)	(2,935)

Total Outstanding Put Options Written		(32,992)

Total Outstanding Options Written (Premium Received—$20,461,940)—(2.9)%		(24,775,845)

Total Investments Net of Outstanding Options Written—100.7%		864,142,011
Liabilities in Excess of Other Assets—(0.7)%		(6,011,078)

Net Assets—100.0%		$858,130,933

*	The cost and unrealized appreciation/depreciation of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$805,167,404

	Gross unrealized appreciation	$102,552,058
	Gross unrealized depreciation	(18,801,606)

	Net unrealized appreciation	$83,750,452

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Represents current yield as of report date.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

	Affiliate	Net Activity	Interest Income

	BlackRock Liquidity Series, LLC, Money Market Series	$13,958,000	$48,348

(f)	Security purchased with the cash proceeds from securities loaned.
(g)	Rate shown is the yield to maturity as of the date of purchase.
•	Forward foreign exchange contracts as of April 30, 2008 were as follows:

Currency	Purchased	Currency Sold		Settlement Date	Unrealized Depreciation

USD	2,675,240	JPY	278,118,000	5/7/08	$(643)

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	APRIL 30, 2008

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SEMI-ANNUAL REPORT	APRIL 30, 2008	59

Statements of Assets and Liabilities

April 30, 2008 (unaudited)	BlackRock Dividend Achievers™ Trust (BDV)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)	BlackRock Strategic Dividend Achievers™ Trust (BDT)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Global Energy and Resources Trust (BGR)
Assets

Investments at value - unaffiliated[1,2]	$716,070,604	$846,182,430	$365,399,059	$233,896,171	$1,180,486,234
Investments at value – affiliated[3]	—	11,808,800	—	9,614,800	81,873,600
Cash	662	—	1,851	3,280,926	1,470,075
Foreign currency at value[4]	—	—	—	74,539	820,272
Receivable for investments sold	—	3,068,404	—	1,174,232	15,683,386
Unrealized appreciation on swaps contracts	—	—	—	—	14,618
Variation margin receivable	—	—	—	—	—
Unrealized gain on forward currency contracts	—	—	—	—	—
Dividend and interest receivable	1,325,697	1,584,850	640,669	190,598	1,560,824
Securities lending income receivable	—	48,815	—	10,600	53,110
Other assets	177,928	88,158	90,137	39,326	273,859

	717,574,891	862,781,457	366,131,716	248,281,192	1,282,235,978

Liabilities

Collateral at value - securities loaned	—	11,808,800	—	9,614,800	81,873,600
Payable to custodian	—	922,675	—	—	—
Payable for investments purchased	—	—	—	833,841	10,733,944
Outstanding options written at value[5]	—	9,792,224	—	3,276,410	27,042,384
Unrealized depreciation on swaps contracts	—	—	—	—	186,513
Variation margin payable	—	—	—	—	—
Unrealized loss on forward currency contracts	—	—	—	—	—
Cash collateral	—	—	—	4,100,000	—
Investment advisory fee payable	382,531	690,637	225,047	225,271	1,101,073
Officer and Trustees fees payable	87,959	56,396	47,979	—	70,423
Licensing fee payable	240,376	281,555	119,541	—	—
Other accrued expenses	338,621	401,801	279,399	114,412	250,855

	1,049,487	23,954,088	671,966	18,164,734	121,258,792

Net Assets

Net Assets	$716,525,404	$838,827,369	$365,459,750	$230,116,458	$1,160,977,186

Net Assets Consist of

Par value ($0.001)	$54,518	$69,778	$26,908	$11,757	$29,766
Paid-in capital in excess of par	740,831,031	998,186,688	373,293,893	224,076,255	709,335,050
Distributions in excess of net investment income	(10,944,523)	(16,305,697)	(4,771,013)	(9,463,330)	(64,884,894)
Accumulated net realized gain (loss)	(28,964,669)	(35,924,091)	(1,209,274)	7,769,344	117,646,993
Net unrealized appreciation (depreciation)	15,549,047	(107,199,309)	(1,880,764)	7,722,432	398,850,271

Net Assets, April 30, 2008	$716,525,404	$838,827,369	$365,459,750	$230,116,458	$1,160,977,186

Net asset value per share[6]	$13.14	$12.02	$13.58	$19.57	$39.00

[1] Investments at cost - unaffiliated	$700,607,984	$954,745,439	$367,327,221	$225,968,365	$776,579,595
[2] Securities on loan at value	$—	$11,140,200	$—	$9,237,313	$80,019,538
[3] Investments at cost - affiliated	$—	$11,808,800	$—	$9,614,800	$81,873,600
[4] Foreign currency at cost	$—	$—	$—	$72,799	$815,604
[5] Premiums received	$—	$11,100,465	$—	$3,065,911	$22,075,699
[6] Shares Outstanding	54,518,315	69,778,138	26,908,028	11,756,964	29,766,217

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	APRIL 30, 2008

April 30, 2008 (unaudited)	BlackRock Global Equity Income Trust (BFD)	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	BlackRock World Investment Trust (BWC)
Assets

Investments at value - unaffiliated[1,2]	$749,027,601	$355,538,598	$206,958,588	$1,901,656,009	$1,187,780,963	$110,366,823	$874,959,856
Investments at value – affiliated[3]	—	4,070,700	17,518,150	—	38,513,800	—	13,958,000
Cash	205,857	293	—	990,890	—	12	—
Foreign currency at value[4]	21,515,109	668,727	1,093	31,545,556	535,371	160,889	1,585,074
Receivable for investments sold	1,268,085	4,023,860	4,360,643	44,293,400	2,694,809	5,918	9,470,130
Unrealized appreciation on swaps contracts	—	—	—	217,275	—	—	—
Variation margin receivable	131,060	—	—	—	—	—	—
Unrealized gain on forward currency contracts	—	—	—	10,766	—	—	—
Dividend and interest receivable	3,007,522	1,149,394	267,033	8,394,334	1,789,071	431,418	2,883,864
Securities lending income receivable	—	7,764	8,754	—	11,372	—	22,295
Other assets	37,035	33,567	23,558	99,953	256,158	13,546	64,433

	775,192,269	365,492,903	229,137,819	1,987,208,183	1,231,581,544	110,978,606	902,943,652

Liabilities

Collateral at value - securities loaned	—	4,070,700	17,518,150	—	38,513,800	—	13,958,000
Payable to custodian	—	—	163,050	—	725,004	—	413,062
Payable for investments purchased	1,314,962	1,840,379	4,164,881	36,162,553	2,357,857	119,508	4,593,420
Outstanding options written at value[5]	6,942,155	9,570,528	1,143,517	41,141,554	21,832,386	—	24,775,845
Unrealized depreciation on swaps contracts	—	—	142,410	647,717	—	—	—
Variation margin payable	2,565	—	—	—	—	—	—
Unrealized loss on forward currency contracts	883	258	—	1,424	—	—	643
Cash collateral	—	—	—	—	—	—	—
Investment advisory fee payable	622,450	282,165	168,793	1,548,186	1,134,724	67,555	695,210
Officer and Trustees fees payable	20,711	26,578	13,943	50,979	44,494	11,342	43,129
Licensing fee payable	—	—	—	2,838	—	215,093	—
Other accrued expenses	332,964	189,628	78,211	594,832	255,768	105,540	333,410

	9,236,690	15,980,236	23,392,955	80,150,083	64,864,033	519,038	44,812,719

Net Assets

Net Assets	$765,955,579	$349,512,667	$205,744,864	$1,907,058,100	$1,166,717,511	$110,459,568	$858,130,933

Net Assets Consist of

Par value ($0.001)	$44,995	$12,634	$7,592	$106,306	$56,708	$6,033	$52,152
Paid-in capital in excess of par	831,430,336	301,882,818	181,149,149	2,028,892,309	811,015,946	85,706,674	746,381,711
Distributions in excess of net investment income	(33,169,416)	(19,585,929)	(9,325,647)	(73,332,347)	(41,825,902)	(808,885)	(64,741,217)
Accumulated net realized gain (loss)	(18,540,491)	33,904,375	19,193,134	(5,092,767)	68,997,766	508,764	93,746,853
Net unrealized appreciation (depreciation)	(13,809,845)	33,298,769	14,720,636	(43,515,401)	328,472,993	25,046,982	82,691,434

Net Assets, April 30, 2008	$765,955,579	$349,512,667	$205,744,864	$1,907,058,100	$1,166,717,511	$110,459,568	$858,130,933

Net asset value per share[6]	$17.02	$27.66	$27.10	$17.94	$20.57	$18.31	$16.45

[1] Investments at cost - unaffiliated	$763,307,337	$320,760,386	$192,278,491	$1,943,571,884	$857,724,009	$85,333,733	$788,042,266
[2] Securities on loan at value	$—	$3,923,584	$17,024,486	$—	$37,732,177	$—	$13,477,700
[3] Investments at cost - affiliated	$—	$4,070,700	$17,518,150	$—	$38,513,800	$—	$13,958,000
[4] Foreign currency at cost	$21,111,462	$664,329	$1,039	$31,100,937	$532,471	$160,348	$1,569,352
[5] Premiums received	$6,177,730	$8,042,146	$1,307,592	$39,606,238	$20,200,662	$—	$20,461,940
[6] Shares Outstanding	44,995,192	12,634,026	7,591,500	106,306,178	56,708,028	6,033,028	52,152,086

SEMI-ANNUAL REPORT	APRIL 30, 2008	61

Statements of Operations

Six months ended April 30, 2008 (unaudited)	BlackRock Dividend Achievers™ Trust (BDV)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)	BlackRock Strategic Dividend Achievers™ Trust (BDT)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Global Energy and Resources Trust (BGR)
Investment Income

Dividends	$15,324,215	$18,012,628	$7,726,883	$965,348	$17,564,669
Interest	160,770	524,595	97,399	490,444	821,349
Securities lending	—	108,080	—	17,642	220,250
Foreign taxes withheld	—	—	—	(48,525)	(350,002)

Total income	15,484,985	18,645,303	7,824,282	1,424,909	18,256,266

Expenses

Investment advisory	2,423,152	4,355,804	1,386,012	1,341,255	6,284,310
Transfer agent	8,258	9,441	8,931	6,807	8,893
Custodian	57,395	45,189	42,093	70,177	120,076
Reports to shareholders	84,861	94,489	43,414	26,317	88,142
Officer and Trustees	46,661	52,350	17,945	9,045	59,101
Registration	3,103	8,359	2,228	5,091	1,877
Professional	67,503	71,117	50,259	44,009	68,848
Insurance	16,505	19,223	8,005	4,665	21,872
License fee	372,793	435,580	184,802	—	—
Miscellaneous	5,569	4,724	4,725	6,773	5,496

Total expenses	3,085,800	5,096,276	1,748,414	1,514,139	6,658,615

Less fees waived by the Advisor	—	—	—	—	(1,047,385)
Less fees paid indirectly	—	(984)	—	(3,473)	(124)

Net expenses	3,085,800	5,095,292	1,748,414	1,510,666	5,611,106

Net investment income (loss)	12,399,185	13,550,011	6,075,868	(85,757)	12,645,160

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(28,964,643)	(52,174,129)	(1,209,272)	3,275,042	72,089,038
Foreign currency	—	—	—	(24,231)	956,878
Futures	—	—	—	—	—
Options written	—	26,070,898	—	4,463,388	(1,429,823)

	(28,964,643)	(26,103,231)	(1,209,272)	7,714,199	71,616,093

Net change in unrealized appreciation/depreciation on:
Investments	(87,008,427)	(90,593,031)	(36,944,474)	(8,000,284)	52,191,498
Foreign currency	—	—	—	(6,505)	(97,708)
Futures	—	—	—	—	—
Options written	—	863,292	—	1,169,567	508,036
Swaps	—	—	—	—	(16,003,866)

	(87,008,427)	(89,729,739)	(36,944,474)	(6,837,222)	36,597,960

Total realized and unrealized gain (loss)	(115,973,070)	(115,832,970)	(38,153,746)	876,977	108,214,053

Net Increase (Decrease) in Net Assets Resulting from Operations	$(103,573,885)	$(102,282,959)	$(32,077,878)	$791,220	$120,859,213

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	APRIL 30, 2008

Six months ended April 30, 2008 (unaudited)	BlackRock Global Equity Income Trust (BFD)	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)	BlackRock Real Asset Equity Trust (BCF)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	BlackRock World Investment Trust (BWC)
Investment Income

Dividends	$13,906,560	$4,434,428	$1,141,797	$29,868,047	$15,438,992	$2,323,053	$10,698,557
Interest	746,974	412,251	454,045	2,642,443	1,570,782	32,163	1,027,106
Securities lending	—	16,474	33,055	—	20,392	—	48,348
Foreign taxes withheld	(722,080)	(267,873)	(37,271)	(2,986,865)	(36,282)	(102,785)	(685,923)

Total income	13,931,454	4,595,280	1,591,626	29,523,625	16,993,884	2,252,431	11,088,088

Expenses

Investment advisory
Transfer agent	3,853,921	1,739,633	1,082,120	9,527,235	6,560,612	419,593	4,323,793
Custodian	5,903	8,814	8,794	5,929	4,928	8,914	9,447
Reports to shareholders	216,901	143,360	48,584	807,283	254,363	37,812	176,346
Officer and Trustees	79,912	31,545	22,593	110,638	80,557	14,478	81,528
Registration	47,133	16,299	9,745	133,664	61,410	5,453	51,340
Professional	13,876	1,606	2,807	14,837	13,024	579	11,152
Insurance	64,442	42,321	35,352	107,733	66,340	27,864	69,384
License fee	17,277	7,616	4,499	41,788	23,042	2,475	18,970
Miscellaneous	—	—	—	1,532	—	83,919	—
Total expenses	6,302	4,997	4,724	19,480	5,381	4,725	10,708

Less fees waived by the Advisor	4,305,667	1,996,191	1,219,218	10,770,119	7,069,657	605,812	4,752,668

Less fees paid indirectly	—	—	—	—	(1,093,435)	—	—
Net expenses	(1,001)	(196)	(85)	(682)	(1,616)	—	(294)

Net investment income (loss)	4,304,666	1,995,995	1,219,133	10,769,437	5,974,606	605,812	4,752,374

	9,626,788	2,599,285	372,493	18,754,188	11,019,278	1,646,619	6,335,714

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(38,546,772)	14,034,488	9,033,173	(52,534,850)	49,765,450	690,567	33,048,706
Foreign currency	2,431,566	(164,263)	(2,646)	(693,727)	106,720	31,088	(350,819)
Futures	(5,336,559)	—	—	—	—	—	—
Options written	23,826,419	14,419,135	4,141,484	51,761,520	2,329,815	—	33,050,605

Net change in unrealized appreciation/depreciation on:	(17,625,346)	28,289,360	13,172,011	(1,467,057)	52,201,985	721,655	65,748,492

Investments	(65,483,444)	(57,005,354)	(26,998,126)	(174,747,459)	(31,233,647)	(15,873,868)	(142,518,995)
Foreign currency	(729,340)	(16,287)	2,868	(37,126)	(91,413)	(25,795)	(35,636)
Futures	68,102	—	—	—	—	—	—
Options written	(1,365,375)	7,479,116	(692,641)	23,223,017	8,563,597	—	28,403,918
Swaps	—	—	(497,147)	(430,442)	—	—	—

	(67,510,057)	(49,542,525)	(28,185,046)	(151,992,010)	(22,761,463)	(15,899,663)	(114,150,713)

Total realized and unrealized gain (loss)	(85,135,403)	(21,253,165)	(15,013,035)	(153,459,067)	29,440,522	(15,178,008)	(48,402,221)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(75,508,615)	$(18,653,880)	$(14,640,542)	$(134,704,879)	$40,459,800	$(13,531,389)	$(42,066,507)

See Notes to Financial Statements.

APRIL 30, 2008	63

Statements of Changes in Net Assets

	BlackRock Dividend Achievers™ Trust (BDV)		BlackRock Enhanced Dividend Achievers™ Trust (BDJ)

Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Operations:

Net investment income (loss)	$12,399,185	$25,229,409	$13,550,011	$28,437,040
Net realized gain (loss)	(28,964,643)	20,019,931	(26,103,231)	59,786,766
Net change in unrealized appreciation/depreciation	(87,008,427)	(21,252,973)	(89,729,739)	(57,684,009)

Net increase (decrease) in net assets resulting from operations	(103,573,885)	23,996,367	(102,282,959)	30,539,797

Dividends and Distributions to Shareholders from:
Net investment income[2]	(24,533,243)	(24,156,155)	(42,651,887)	(29,664,644)
Realized gains	—	(20,789,577)	—	(55,532,595)
Tax return of capital	—	(4,120,753)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(24,533,243)	(49,066,485)	(42,651,887)	(85,197,239)

Capital Share Transactions:

Net proceeds from the issuance of shares	—	—	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—
Reinvestment of dividends	—	—	—	5,292,836

Net increase in net assets derived from capital share transactions	—	—	—	5,292,836

Total increase (decrease) in net assets	(128,107,128)	(25,070,118)	(144,934,846)	(49,364,606)

Net Assets:

Beginning of period	844,632,532	869,702,650	983,762,215	1,033,126,821

End of period	$716,525,404	$844,632,532	$838,827,369	$983,762,215

End of period undistributed (distributions in excess of) net investment income	$(10,944,523)	$1,189,535	$(16,305,697)	$12,796,179

[1]

Commencement of investment operations for BlackRock EcoSolutions Investment Trust (BQR) and BlackRock Global Equity Income Trust (BFD) was September 28, 2007 and March 30, 2007, respectively. This information includes the initial investment by BlackRock Funding, Inc.

[2]	A portion of the dividends from net investment income for the six months ended April 30, 2008 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	APRIL 30, 2008

	BlackRock Strategic Dividend Achievers™ Trust (BDT)		BlackRock EcoSolutions Investment Trust (BQR)		BlackRock Global Energy and Resources Trust (BGR)		BlackRock Global Equity Income Trust (BFD)

Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]
Operations:
Net investment income (loss)	$6,075,868	$12,057,071	$(85,757)	$205,295	$12,645,160	$16,146,812	$9,626,788	$10,595,977
Net realized gain (loss)	(1,209,272)	9,048,370	7,714,199	(140,152)	71,616,093	57,549,320	(17,625,346)	4,771,359
Net change in unrealized appreciation/depreciation	(36,944,474)	(21,179,657)	(6,837,222)	14,559,654	36,597,960	217,159,445	(67,510,057)	53,700,212

Net increase (decrease) in net assets resulting from operations	(32,077,878)	(74,216)	791,220	14,624,797	120,859,213	290,855,577	(75,508,615)	69,067,548

Dividends and Distributions to Shareholders from:
Net investment income[2]	(12,108,613)	(10,698,807)	(9,405,571)	—	(79,192,038)	(20,878,607)	(42,745,432)	(12,557,245)
Realized gains	—	(10,317,564)	—	—	—	(33,770,708)	—	(3,791,008)
Tax return of capital	—	(3,200,857)	—	—	—	—	—	(26,364,301)

Decrease in net assets resulting from dividends and distributions to shareholders	(12,108,613)	(24,217,228)	(9,405,571)	—	(79,192,038)	(54,649,315)	(42,745,432)	(42,712,554)

Capital Share Transactions:
Net proceeds from the issuance of shares	—	—	—	224,106,012	—	—	—	762,561,051
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—	—	—	—	93,938,305
Reinvestment of dividends	—	—	—	—	—	—	—	1,355,276

Net increase in net assets derived from capital share transactions	—	—	—	224,106,012	—	—	—	857,854,632

Total increase (decrease) in net assets	(44,186,491)	(24,291,444)	(8,614,351)	238,730,809	41,667,175	236,206,262	(118,254,047)	884,209,626

Net Assets:
Beginning of period	409,646,241	433,937,685	238,730,809	—	1,119,310,011	883,103,749	884,209,626	—

End of period	$365,459,750	$409,646,241	$230,116,458	$238,730,809	$1,160,977,186	$1,119,310,011	$765,955,579	$884,209,626

End of period undistributed (distributions in excess of) net investment income	$(4,771,013)	$1,261,732	$(9,463,330)	$27,998	$(64,884,894)	$1,661,984	$(33,169,416)	$(50,772)

SEMI-ANNUAL REPORT	APRIL 30, 2008	65

Statements of Changes in Net Assets (concluded)

	BlackRock Global Opportunities Equity Trust (BOE)		BlackRock Health Sciences Trust (BME)

Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007

Operations:

Net investment income (loss)	$2,599,285	$6,580,595	$372,493	$318,564
Net realized gain (loss)	28,289,360	26,942,471	13,172,011	15,680,803
Net change in unrealized appreciation/depreciation	(49,542,525)	52,641,050	(28,185,046)	20,607,289

Net increase (decrease) in net assets resulting from operations	(18,653,880)	86,164,116	(14,640,542)	36,606,656

Dividends and Distributions to Shareholders from:

Net investment income[2]	(24,352,240)	(4,563,384)	(9,894,746)	(120,119)
Realized gains	—	(26,867,198)	—	(16,711,918)
Tax return of capital	—	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(24,352,240)	(31,430,582)	(9,894,746)	(16,832,037)

Capital Share Transactions:

Net proceeds from the issuance of shares	—	—	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—
Reinvestment of dividends	2,777,501	3,263,566	—	2,354,235

Net increase in net assets derived from capital share transactions	2,777,501	3,263,566	—	2,354,235

Total increase (decrease) in net assets	(40,228,619)	57,997,100	(24,535,288)	22,128,854

Net Assets:

Beginning of period	389,741,286	331,744,186	230,280,152	208,151,298

End of period	$349,512,667	$389,741,286	$205,744,864	$230,280,152

End of period undistributed (distributions in excess of) net investment income	$(19,585,929)	$2,167,026	$(9,325,647)	$196,606

[1]	Commencement of investment operations for BlackRock International Growth and Income Trust (BGY) was May 30, 2007. This information includes the initial investment by BlackRock Funding, Inc.
[2]	A portion of the dividends from net investment income for the six months ended April 30, 2008 may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	APRIL 30, 2008

	BlackRock International Growth and Income Trust (BGY)		BlackRock Real Asset Equity Trust (BCF)		BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)		BlackRock World Investment Trust (BWC)

Net Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007[1]	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007

Operations:

Net investment income (loss)	$18,754,188	$14,699,939	$11,019,278	$13,224,594	$1,646,619	$2,911,572	$6,335,714	$14,414,824
Net realized gain (loss)	(1,467,057)	50,836,289	52,201,985	62,766,392	721,655	2,242,795	65,748,492	75,834,432
Net change in unrealized appreciation/depreciation	(151,992,010)	108,476,609	(22,761,463)	298,625,818	(15,899,663)	15,055,973	(114,150,713)	120,020,903

Net increase (decrease) in net assets resulting from operations	(134,704,879)	174,012,837	40,459,800	374,616,804	(13,531,389)	20,210,340	(42,066,507)	210,270,159

Dividends and Distributions to Shareholders from:

Net investment income[2]	(96,759,884)	(11,099,329)	(52,829,199)	(16,196,422)	(2,714,863)	(2,627,580)	(71,949,439)	(12,835,490)
Realized gains	—	(53,407,260)	—	(45,456,547)	—	(2,408,434)	—	(78,213,020)
Tax return of capital	—	—	—	—	—	(393,713)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(96,759,884)	(64,506,589)	(52,829,199)	(61,652,969)	(2,714,863)	(5,429,727)	(71,949,439)	(91,048,510)

Capital Share Transactions:

Net proceeds from the issuance of shares	—	1,880,036,615	—	—	—	—	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	148,980,000	—	45,840,000	—	—	—	—
Reinvestment of dividends	—	—	—	—	—	—	1,326,171	1,652,473

Net increase in net assets derived from capital share transactions	—	2,029,016,615	—	45,840,000	—	—	1,326,171	1,652,473

Total increase (decrease) in net assets	(231,464,763)	2,138,522,863	(12,369,399)	358,803,835	(16,246,252)	14,780,613	(112,689,775)	120,874,122

Net Assets:

Beginning of period	2,138,522,863	—	1,179,086,910	820,283,075	126,705,820	111,925,207	970,820,708	849,946,586

End of period	$1,907,058,100	$2,138,522,863	$1,166,717,511	$1,179,086,910	$110,459,568	$126,705,820	$858,130,933	$970,820,708

End of period undistributed (distributions in excess of) net investment income	$(73,332,347)	$4,673,349	$(41,825,902)	$(15,981)	$(808,885)	$259,359	$(64,741,217)	$872,508

SEMI-ANNUAL REPORT	APRIL 30, 2008	67

Financial Highlights	BlackRock Dividend AchieversTM Trust (BDV)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,			Period December 23, 2003[1] through October 31, 2004

		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$15.49	$15.95	$14.21	$14.67	$14.33 [2]

Net investment income	0.23	0.45	0.42	0.43	0.37
Net realized and unrealized gain (loss)	(2.13)	(0.01)	2.21	0.01	0.66

Net increase (decrease) from investment operations	(1.90)	0.44	2.63	0.44	1.03

Dividends and distributions from:
Net investment income	(0.45)[3]	(0.44)	(0.41)	(0.43)	(0.38)
Net realized gain	—	(0.38)	(0.32)	(0.28)	—
Tax return of capital	—	(0.08)	(0.16)	(0.19)	(0.29)

Total dividends and distributions	(0.45)	(0.90)	(0.89)	(0.90)	(0.67)

Capital changes with respect to issuance of shares	—	—	—	—	(0.02)

Net asset value, end of period	$13.14	$15.49	$15.95	$14.21	$14.67

Market price, end of period	$11.54	$13.64	$14.86	$12.77	$14.98

Total Investment Returns[4]

At net asset value	(11.96)%	3.15%	19.89%	3.11%	7.28%

At market value	(12.19)%	(2.50)%	24.31%	(9.25)%	4.62%

Ratios to Average Net Assets

Total expenses	0.83%[5]	0.82%	0.84%	0.84%	0.83%[5]

Net expenses	0.83%[5]	0.82%	0.84%	0.84%	0.83%[5]

Net investment income	3.33%[5]	2.87%	2.90%	2.93%	3.00%[5]

Supplemental Data

Portfolio turnover	20%	12%	11%	27%	6%

Net assets, end of period (000)	$716,525	$844,633	$869,703	$774,691	$800,200

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31,		Period August 31, 2005[1] through October 31, 2005

		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.10	$14.88	$14.01	$14.33 [2]

Net investment income	0.19	0.39	0.37	0.06
Net realized and unrealized gain (loss)	(1.66)	0.06	1.71	(0.26)

Net increase (decrease) from investment operations	(1.47)	0.45	2.08	(0.20)

Dividends and distributions from:
Net investment income	(0.61)[3]	(0.43)	(0.15)	(0.06)
Net realized gain	—	(0.80)	(1.06)	(0.04)

Total dividends and distributions	(0.61)	(1.23)	(1.21)	(0.10)

Capital changes with respect to issuance of shares	—	—	—	(0.02)

Net asset value, end of period	$12.02	$14.10	$14.88	$14.01

Market price, end of period	$11.35	$12.68	$14.92	$13.79

Total Investment Return[4]

At net asset value	(10.11)%	3.21%	15.72%	(1.42)%

At market value	(5.62)%	(7.43)%	17.97%	(7.40)%

Ratios to Average Net Assets

Total expenses	1.17%[5]	1.17%	1.19%	1.25%[5]

Net expenses	1.17%[5]	1.17%	1.19%	1.25%[5]

Net investment income	3.11%[5]	2.76%	2.73%	2.44%[5]

Supplemental Data

Portfolio turnover	41%	91%	138%	5%

Net assets, end of period (000)	$838,827	$983,762	$1,033,127	$968,245

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	69

Financial Highlights	BlackRock Strategic Dividend AchieversTM Trust (BDT)

	Six Months Ended April 30, 2008 (Unaudited)				Period March 30, 2004[1] through October 31, 2004
		Year Ended October 31,

		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$15.22	$16.13	$15.14	$14.96	$14.33 [2]

Net investment income	0.23	0.40	0.37	0.46	0.18
Net realized and unrealized gain (loss)	(1.42)	(0.41)	1.52	0.62	0.92

Net increase (decrease) from investment operations	(1.19)	(0.01)	1.89	1.08	1.10

Dividends and distributions from:
Net investment income	(0.45)[3]	(0.40)	(0.35)	(0.46)	(0.17)
Net realized gain	—	(0.38)	(0.55)	(0.42)	—
Tax return of capital	—	(0.12)	—	(0.02)	(0.28)
Total dividends and distributions	(0.45)	(0.90)	(0.90)	(0.90)	(0.45)

Capital changes with respect to issuance of shares	—	—	—	—	(0.02)

Net asset value, end of period	$13.58	$15.22	$16.13	$15.14	$14.96

Market price, end of period	$11.85	$13.19	$14.53	$13.20	$14.54

Total Investment Return[4]

At net asset value	(7.38)%	0.24%	13.65%	7.62%	7.75%

At market value	(6.74)%	(3.56)%	17.43%	(3.46)%	0.01%

Ratios to Average Net Assets
Total expenses	0.95%[5]	0.95%	0.96%	0.96%	0.99%[5]

Net expenses	0.95%[5]	0.95%	0.96%	0.96%	0.99%[5]

Net investment income	3.29%[5]	2.75%	2.57%	3.01%	2.18%[5]

Supplemental Data

Portfolio turnover	15%	18%	18%	24%	1%

Net assets, end of period (000)	$365,460	$409,646	$433,938	$407,366	$402.570

1	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
3	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
4

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

5	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock EcoSolutions Investment Trust (BQR)

	Six Months Ended April 30, 2008 (Unaudited)	Period September 28, 2007[1] through October 31, 2007
Per Share Operating Performance

Net asset value, beginning of period	$20.31	$19.10 [2]

Net investment income	(0.01)	—
Net realized and unrealized gain	0.07	1.25

Net increase from investment operations	0.06	1.25

Dividends from net investment income	(0.80)	—

Capital changes with respect to issuance of shares	—	(0.04)

Net asset value, end of period	$19.57	$20.31

Market price, end of period	$18.00	$19.75

Total Investment Return[3]

At net asset value	0.60%	6.28%

At market value	(4.84)%	(1.25)%

Ratios to Average Net Assets

Total expenses	1.35%[4]	1.70%[4]

Net expenses	1.35%[4]	1.68%[4]

Net investment income	(0.07)%[4]	0.97%[4]

Supplemental Data

Portfolio turnover	20%	4%

Net assets, end of period (000)	$230,116	$238,731

1	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
3

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	71

Financial Highlights	BlackRock Global Energy and Resources Trust (BGR)

	Six Months Ended April 30, 2008 (Unaudited)				Period December 29, 2004[1] through October 31, 2005
			Year Ended October 31,

			2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$37.60		$29.67	$28.12	$23.88 [2]

Net investment income	0.42		0.49	0.75	0.56
Net realized and unrealized gain	3.64		9.27	3.65	4.85

Net increase from investment operations	4.06		9.76	4.40	5.41

Dividends and distributions from:
Net investment income	(2.66	) [3]	(0.70)	(0.49)	(0.54)
Net realized gain	—		(1.13)	(2.36)	(0.59)

Total dividends and distributions	(2.66)		(1.83)	(2.85)	(1.13)

Capital changes with respect to issuance of shares	—		—	—	(0.04)

Net asset value, end of period	$39.00		$37.60	$29.67	$28.12

Market price, end of period	$33.36		$32.14	$26.73	$25.16

Total Investment Return[4]

At net asset value	13.00%		34.98%	17.30%	22.99%

At market value	13.08%		28.07%	18.11%	5.10%

Ratios to Average Net Assets

Total expenses	1.27%[5]		1.27%	1.28%	1.30%[5]

Net expenses	1.07%[5]		1.07%	1.08%	1.10%[5]

Net investment income	2.42%[5]		1.69%	2.47%	2.59%[5]

Supplemental Data

Portfolio turnover	34%		47%	40%	64%

Net assets, end of period (000)	$1,160,977		$1,119,310	$883,104	$836,924

1	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
3	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
4

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

5	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock Global Equity Income Trust (BFD)

	Six Months Ended April 30, 2008 (Unaudited)	Period March 30, 2007[1] through October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$19.65	$19.10 [2]

Net investment income	0.21	0.28
Net realized and unrealized gain (loss)	(1.89)	1.25

Net increase (decrease) from investment operations	(1.68)	1.53

Dividends and distributions from:
Net investment income	(0.95)[3]	(0.28)
Net realized gain	—	(0.08)
Tax return of capital	—	(0.59)

Total dividends and distributions	(0.95)	(0.95)

Capital changes with respect to issuance of shares	—	(0.03)

Net asset value, end of period	$17.02	$19.65

Market price, end of period	$15.53	$17.93

Total Investment Return[4]

At net asset value	(8.27)%	8.09%

At market value	(8.27)%	(5.81)%

Ratios to Average Net Assets
Total expenses	1.12%[5]	1.11%[5]

Net expenses	1.12%[5]	1.11%[5]

Net investment income	2.50%[5]	2.12%[5]

Supplemental Data

Portfolio turnover	42%	39%

Net assets, end of period (000)	$765,956	$884,210

1	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
3	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
4

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

5	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	73

Financial Highlights	BlackRock Global Opportunities Equity Trust (BOE)

	Six Months Ended April 30, 2008 (Unaudited)			Period May 31, 2005[1] through October 31, 2005
		Year Ended October 31,

		2007	2006
Per Share Operating Performance

Net asset value, beginning of period	$31.09	$26.72	$23.77	$23.88 [2]

Net investment income	0.21	0.55	0.58	0.37
Net realized and unrealized gain (loss)	(1.71)	6.32	4.64	0.13

Net increase (decrease) from investment operations	(1.50)	6.87	5.22	0.50

Dividends and distributions from:
Net investment income	(1.93)[3]	(0.36)	(0.59)	(0.23)
Net realized gain	—	(2.14)	(1.68)	(0.33)

Total dividends and distributions	(1.93)	(2.50)	(2.27)	(0.56)

Capital changes with respect to issuance of shares	—	—	—	(0.05)

Net asset value, end of period	$27.66	$31.09	$26.72	$23.77

Market price, end of period	$25.88	$28.76	$27.61	$23.88

Total Investment Return[4]

At net asset value	(4.72)%	27.47%	24.48%	0.81%

At market value	(3.63)%	14.11%	26.64%	(2.21)%

Ratios to Average Net Assets

Total expenses	1.15%[5]	1.15%	1.16%	1.19%[5]

Net expenses	1.15%[5]	1.15%	1.16%	1.19%[5]

Net investment income	1.49%[5]	1.87%	2.45%	3.66%[5]

Supplemental Data

Portfolio turnover	70%	111%	184%	55%

Net assets, end of period (000)	$349,513	$389,741	$331,744	$294,195

1	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
2	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
3	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
4

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

5	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock Health Sciences Trust (BME)

	Six Months Ended April 30, 2008 (Unaudited)			Period March 31, 2005[1] through October 31, 2005

		Year Ended October 31,

		2007	2006
Per Share Operating Performance

Net asset value, beginning of period	$30.33	$27.74	$26.38	$23.88 [2]

Net investment income	0.05	0.05	— [3]	(0.03)
Net realized and unrealized gain (loss)	(1.98)	4.76	3.28	3.34

Net increase (decrease) from investment operations	(1.93)	4.81	3.28	3.31

Dividends and distributions from:
Net investment income	(1.30)[4]	(0.02)	—	—
Net realized gain	—	(2.20)	(1.92)	(0.77)

Total dividends and distributions	(1.30)	(2.22)	(1.92)	(0.77)
Capital changes with respect to issuance of shares	—	—	—	(0.04)

Net asset value, end of period	$27.10	$30.33	$27.74	$26.38

Market price, end of period	$24.67	$27.05	$27.32	$25.19

Total Investment Return[5]

At net asset value	(6.28)%	18.62%	13.00%	13.88%

At market value	(4.34)%	7.42%	16.59%	3.81%

Ratios to Average Net Assets

Total expenses	1.13%[6]	1.13%	1.15%	1.18%[6]

Net expenses	1.13%[6]	1.13%	1.15%	1.18%[6]

Net investment income	0.35%[6]	0.15%	(0.11)%	(0.19)%[6]

Supplemental Data

Portfolio turnover	62%	89%	181%	104%

Net assets, end of period (000)	$205,745	$230,280	$208,151	$198,005

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Amounted to less than $0.01 per common share outstanding.
[4]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[5]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	75

Financial Highlights	BlackRock International Growth and Income Trust (BGY)

	Six Months Ended April 30, 2008 (Unaudited)		Period May 30, 2007[1] through October 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$20.12		$19.10	[2]

Net investment income	0.18		0.14
Net realized and unrealized gain (loss)	(1.45)		1.50

Net increase (decrease) from investment operations	(1.27)		1.64

Dividends and distributions from:
Net investment income	(0.91)[3]		(0.10)
Net realized gain	—		(0.50)

Total dividends and distributions	(0.91)		(0.60)

Capital changes with respect to issuance of shares	—		(0.02)

Net asset value, end of period	$17.94		$20.12

Market price, end of period	$16.60		$17.76

Total Investment Return[4]

At net asset value	(5.92	) %	8.93%

At market value	(1.38	) %	(8.17	) %

Ratios to Average Net Assets

Total expenses	1.13%[5]		1.07%[5]

Net expenses	1.13%[5]		1.07%[5]

Net investment income	1.97%[5]		1.75%[5]

Supplemental Data

Portfolio turnover	71%		46%

Net assets, end of period (000)	$1,907,058		$2,138,523

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock Real Asset Equity Trust (BCF)

	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007	Period September 29, 2006[1] through October 31, 2006
Per Share Operating Performance

Net asset value, beginning of period	$20.79		$15.33	$14.33 [2]

Net investment income	0.19		0.20	0.04
Net realized and unrealized gain	0.52		6.35	0.98

Net increase from investment operations	0.71		6.55	1.02

Dividends and distributions from:
Net investment income	(0.93	) [3]	(0.29)	—
Net realized gain	—		(0.80)	—

Total dividends and distributions	(0.93)		(1.09)	—

Capital changes with respect to issuance of shares	—		—	(0.02)

Net asset value, end of period	$20.57		$20.79	$15.33

Market price, end of period	$17.36		$17.59	$15.00

Total Investment Return[4]

At net asset value	4.57%		45.34%	6.98%

At market value	4.30%		25.67%	—%

Ratios to Average Net Assets

Total expenses	1.29%[5]		1.21%	1.42%[5]

Net expenses	1.09%[5]		1.08%	1.22%[5]

Net investment income	2.02%[5]		1.37%	2.63%[5]

Supplemental Data

Portfolio turnover	18%		61%	—%

Net assets, end of period (000)	$1,166,718		$1,179,087	$820,283

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	77

Financial Highlights	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

	Six Months Ended April 30, 2008 (Unaudited)					Period May 28, 2004[1] through October 31, 2004
			Year Ended October 31,

			2007	2006	2005
Per Share Operating Performance

Net asset value, beginning of period	$21.00		$18.55	$15.98	$15.29	$14.33 [2]

Net investment income	0.27		0.46	0.39	0.56	0.21
Net realized and unrealized gain (loss)	(2.51)		2.90	3.22	0.88	0.96

Net increase (decrease) from investment operations	(2.24)		3.36	3.61	1.44	1.17

Dividends and distributions from:
Net investment income	(0.45	) [3]	(0.44)	(0.49)	(0.37)	(0.17)
Net realized gain	—		(0.40)	(0.55)	(0.38)	—
Tax return of capital	—		(0.07)	— [4]	—	(0.02)

Total dividends and distributions	(0.45)		(0.91)	(1.04)	(0.75)	(0.19)

Capital changes with respect to issuance of shares	—		—	—	—	(0.02)

Net asset value, end of period	$18.31		$21.00	$18.55	$15.98	$15.29

Market price, end of period	$16.05		$18.07	$16.36	$14.54	$13.80

Total Investment Return[5]

At net asset value	(10.38)%		19.10%	24.34%	10.08%	8.13%

At market value	(8.70)%		16.20%	20.52%	10.97%	(6.80)%

Ratios to Average Net Assets

Total expenses	1.08%[6]		1.20%	1.13%	1.14%	1.23%[6]

Net expenses	1.08%[6]		1.20%	1.13%	1.14%	1.23%[6]

Net investment income	2.94%[6]		2.45%	2.45%	3.35%	3.27%[6]

Supplemental Data

Portfolio turnover	—%		12%	10%	38%	4%

Net assets, end of period (000)	$110,460		$126,706	$111,925	$96,402	$92,243

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]	Amounted to less than $0.01 per common share outstanding.
[5]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

78	SEMI-ANNUAL REPORT	APRIL 30, 2008

Financial Highlights	BlackRock World Investment Trust (BWC)

	Six Months Ended April 30, 2008 (Unaudited)			Period October 27, 2005[1] through October 31, 2005
		Year Ended October 31,

		2007	2006
Per Share Operating Performance

Net asset value, beginning of period	$18.64	$16.35	$14.42	$14.33 [2]

Net investment income	0.12	0.30	0.30	—
Net realized and unrealized gain (loss)	(0.93)	3.74	2.88	0.11

Net increase (decrease) from investment operations	(0.81)	4.04	3.18	0.11

Dividends and distributions from:
Net investment income	(1.38)[3]	(0.25)	(0.34)	—
Net realized gain	—	(1.50)	(0.91)	—

Total dividends and distributions	(1.38)	(1.75)	(1.25)	—

Capital changes with respect to issuance of shares	—	—	—	(0.02)

Net asset value, end of period	$16.45	$18.64	$16.35	$14.42

Market price, end of period	$15.75	$17.28	$16.59	$15.08

Total Investment Return[4]

At net asset value	(4.18)%	26.48%	22.47%	0.80%

At market value	(1.03)%	15.56%	18.99%	0.53%

Ratios to Average Net Assets
Total expenses	1.10%[5]	1.11%	1.10%	1.23%[5]

Net expenses	1.10%[5]	1.11%	1.10%	1.23%[5]

Net investment income	1.47%[5]	1.62%	2.04%	2.59%[5]

Supplemental Data

Portfolio turnover	71%	110%	153%	—%

Net assets, end of period (000)	$858,131	$970,821	$849,947	$672,981

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.
[4]

Total investment returns at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2008	79

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Dividend AchieversTM Trust (“Dividend Achievers”), BlackRock Enhanced Dividend AchieversTM Trust (“Enhanced Dividend Achievers”), BlackRock Strategic Dividend AchieversTM Trust (“Strategic Dividend Achievers”), BlackRock EcoSolutions Investment Trust (“EcoSolutions”), BlackRock Global Energy and Resources Trust (“Global Energy and Resources”), BlackRock Global Equity Income Trust (“Global Equity Income”), BlackRock Global Opportunities Equity Trust (“Global Opportunities”), BlackRock Health Sciences Trust (“Health Sciences”), BlackRock International Growth and Income Trust (“International Growth”), BlackRock Real Asset Equity Trust (“Real Asset”), BlackRock S&P Quality Rankings Global Equity Managed Trust (“S&P Quality Rankings”) and BlackRock World Investment Trust (“World Investment”) (each, a Trust and collectively, the “Trusts”) are organized as Delaware statutory trusts. All Trusts, except EcoSolutions, Global Energy and Resources, Global Equity Income, Health Sciences, International Growth and Real Asset, are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). EcoSolutions, Global Energy and Resources, Global Equity Income, Health Sciences, International Growth and Real Asset are registered as non-diversified, closed-end management investment companies under the 1940 Act. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

Global Equity Income was organized on January 10, 2007, and had no transactions until February 22, 2007, when the Trust sold 6,021 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Global Equity Income commenced on March 30, 2007. The Trust incurred organization costs which were deferred from the organization date until the commencement of operations.

International Growth was organized on March 13, 2007, and had no transactions until April 18, 2007, when the Trust sold 6,178 common shares for $118,001 to BlackRock Funding, Inc. Investment operations for International Growth commenced on May 30, 2007. The Trust incurred organization costs which were deferred from the organization date until the commencement of operations.

EcoSolutions was organized on June 13, 2007, and had no transactions until July 16, 2007, when the Trust sold 6,964 common shares for $133,002 to BlackRock Funding, Inc. Investment operations for EcoSolutions commenced on September 28, 2007. The Trust incurred organization costs which were deferred from the organization date until the commencement of operations.

The following is a summary of significant accounting policies followed by the Trusts:

Investment Valuation: Equity investments traded on a recognized securities exchange or on the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized securities exchange for which there were no sales on that day are valued at the last available bid price. Investments in open-end investment companies are valued at net asset value each business day. Financial futures contracts are traded on exchanges and are valued at their last sale price. Short-term securities may be valued at amortized cost.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seek to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deem relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Trusts are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Trust’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Trusts may engage in various portfolio investment strategies to increase the return of the Trusts and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial futures contracts — The Trusts may purchase or sell financial or index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trusts deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is

80	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (continued)

effected. Pursuant to the contract, the Trusts agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trusts as unrealized gains or losses. When the contract is closed, the Trusts recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•

Forward foreign exchange contracts — The Trusts may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by a Trust, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trust. The contract is marked-to-market daily and the change in market value is recorded by the Trusts as an unrealized gain or loss. When the contract is closed, the Trusts recognize a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

•

Options — The Trusts may purchase and write call and put options. When a Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

•

Swaps — Each Trust may enter into swap agreements, which are OTC contracts in which the Trust and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Trust are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to market daily and changes in value are recorded as unrealized appreciation (depreciation).

•

Total return swaps — Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Trusts report foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., swaps or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Trusts amortize all premiums and discounts on debt securities.

Dividends and Distributions: All Trusts except Enhanced Dividend AchieversTM, Real Asset and World Investment declare and pay dividends and distributions to shareholders quarterly from net investment income, net realized short-term capital gains and, if necessary, other sources. Enhanced Dividend AchieversTM, Real Asset and World Investment declare and pay dividends and distributions to shareholders monthly from net investment income, net realized short-term capital gains and, if necessary, other sources. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Securities Lending: The Trusts may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trusts and any additional required collateral is delivered to the Trusts on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. The Trusts may receive a flat fee for its loans. Where the Trusts receive cash collateral, they may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower.

Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Trusts may pay reasonable finder’s, lending agent, administrative and custodial fees in connection

SEMI-ANNUAL REPORT	APRIL 30, 2008	81

Notes to Financial Statements (continued)

with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trusts could experience delays and costs in gaining access to the collateral. The Trusts also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Federal Income Taxes: It is each Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provisions is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various.

The Trusts have implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to EcoSolutions, Global Equity Income and International Growth and has determined that the adoption of FIN 48 does not have a material impact on the financial statements. The EcoSolutions, Global Equity Income and International Growth will file their first Federal and state tax returns in 2008 for the period ended October 31, 2007.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trusts’ Board, non-interested Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in the other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trusts. Each Trust may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover each Trust’s deferred compensation liability are included in other assets on the Statement of Assets and Liabilities.

Other: Expenses directly related to one of the Trusts are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Dividend AchieversTM, Enhanced Dividend AchieversTM, Strategic Dividend AchieversTM, S&P Quality Rankings and World Investment. State Street Research & Management Company (“SSRM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Global Energy and Resources. BlackRock Investment Management, LLC (“BIM”) and BlackRock Investment Management International Limited (“BII”), each a wholly owned subsidiary of BlackRock, Inc., serve as sub-advisors to Real Asset. BlackRock Capital Management, Inc. (“BCM”), a wholly owned subsidiary of BlackRock, Inc., and BIM serve as sub-advisor to Global Equity Income. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc. The Investment Management Agreement covers both investment advisory and administration services.

Each Trust’s investment advisory fees paid to the Advisor are computed weekly, accrued daily and payable monthly, based on an annual rate of 0.65% for Dividend AchieversTM, 1.00% for Enhanced Dividend AchieversTM, 0.75% for Strategic Dividend AchieversTM, 1.20% for EcoSolutions,

82	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (continued)

1.20% for Global Energy and Resources, 1.00% for Global Equity Income, 1.00% for Global Opportunities, 1.00% for Health Sciences, 1.00% for International Growth, 1.20% for Real Asset, 0.75% for S&P Quality Rankings and 1.00% for World Investment, of the Trust’s average weekly net assets. “Net assets” means the total assets of the Trust minus the sum of accrued liabilities. The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or some other expenses for Global Energy and Resources and Real Asset as a percentage of its average weekly net assets as follows: 0.20% for the first five years of the Trust’s operations (2004 through 2009 for Global Energy and Resources and 2006 through 2011 for Real Asset), 0.15% in 2010 for Global Energy and Resources and in 2012 for Real Asset, 0.10% in 2011 for Global Energy and Resources and in 2013 for Real Asset and 0.05% in 2012 for Global Energy and Resources and in 2014 for Real Asset.

The Advisor pays BFM, SSRM, BCM, BIM and BII fees for their sub-advisory services.

Dividend Achievers Universe: Dividend AchieversTM, Enhanced Dividend AchieversTM and Strategic Dividend AchieversTM have been granted a revocable license by Mergent®, Inc. (“Mergent®”) to use the Dividend AchieversTM universe of common stocks. If Mergent® revokes a Trust’s license to use the Dividend AchieversTM universe, the Board of that Trust may need to adopt a new investment strategy and/or new investment policies. There is no assurance that a Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. ‘‘Mergent®’’ and ‘‘Dividend AchieversTM’’ are trademarks of Mergent® and have been licensed for use by Dividend AchieversTM, Enhanced Dividend AchieversTM and Strategic Dividend AchieversTM. The products are not sponsored, endorsed, sold or promoted by Mergent® and Mergent® makes no representation regarding the advisability of investing in any of these three Trusts. These three Trusts pay a quarterly licensing fee, which is shown on the Statements of Operations.

S&P Quality Rankings: S&P Quality Rankings has been granted a license by Standard & Poor’s® (“S&P®”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P® terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment polices. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s Earnings and Dividend Rankings”, “S&P Earnings and Dividend Rankings”, “Standard & Poor’s Quality Rankings”, “Standard & Poor’s International Quality Rankings”, “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of Standard & Poor’s® and have been licensed for use by the Trust. The Trust is not sponsored, managed, advised, sold or promoted by Standard & Poor’s®. The Trust pays a quarterly licensing fee, which is shown on its Statement of Operations.

During the period ended April 30, 2008, Merrill Lynch, through its affiliated broker-dealer, Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), earned commissions on transactions of securities as follows:

Commission Amount

Dividend AchieversTM	$16,002
Enhanced Dividend AchieversTM	46,052
Strategic Dividend AchieversTM	8,464
EcoSolutions	6,755
Global Energy and Resources	16,749
Global Equity Income	1,176,473
Global Opportunities	16,347
Health Sciences	8,748
International Growth	38,533
Real Asset	33,206
World Investment	54,104

The Trusts have received an exemptive order from the SEC permitting them to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of April 30, 2008, Enhanced Dividend AchieversTM, EcoSolutions, Global Energy and Resources, Real Asset and World Investment lent securities with a value of $280,000, $895,000, $4,266,000, $13,470,300 and $966,000, respectively to MLPF&S or its affiliates. Pursuant to that order, the Trusts have retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Trusts, invest cash collateral received by the Trusts for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended April 30, 2008, BIM received $116,060 in securities lending agent fees.

Certain officers and/or trustees of the Trusts are officers and/or trustees of BlackRock, Inc. or its affiliates.

SEMI-ANNUAL REPORT	APRIL 30, 2008	83

Notes to Financial Statements (continued)

3. Investments:

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the period ended April 30, 2008, were as follows:

	Purchases	Sales

Dividend AchieversTM	$153,266,910	$164,106,383
Enhanced Dividend AchieversTM	357,643,779	358,776,783
Strategic Dividend AchieversTM	55,954,666	62,041,905
EcoSolutions	64,374,961	40,620,471
Global Energy and Resources	356,237,569	381,300,511
Global Equity Income	312,194,008	317,478,481
Global Opportunities	239,010,384	276,258,647
Health Sciences	118,220,167	120,360,253
International Growth	1,304,042,350	1,298,664,100
Real Asset	184,328,800	195,707,534
S&P Quality Rankings	124,692	1,162,971
World Investment	596,804,122	687,088,166

Transactions in options written during the period ended April 30, 2008 were as follows:

	Calls		Puts

	Contracts	Premiums	Contracts	Premiums

Enhanced Dividend AchieversTM
Options outstanding at beginning of period	4,778,513	$13,869,236	—	$—
Options written	10,107,430	30,867,148	1,160	165,703
Options expired	(7,025,487)	(19,813,701)	(530)	(48,079)
Options exercised	(1,372,664)	(5,635,049)	(160)	(33,920)
Options closed	(2,557,807)	(8,196,824)	(400)	(74,049)

Options outstanding at end of period	3,929,985	$11,090,810	70	$9,655

EcoSolutions
Options outstanding at beginning of period	4,384,092	$2,617,220	2,389,478	$639,605
Options written	13,188,348	7,203,032	1,516,473	1,146,810
Options expired	(9,497,133)	(3,892,379)	(2,219,061)	(1,357,710)
Options exercised	(1,223,027)	(1,612,238)	(1,589,780)	(372,205)
Options closed	(1,393,956)	(1,294,693)	(12,020)	(11,531)

Options outstanding at end of period	5,458,324	$3,020,942	85,090	$44,969

Global Energy and Resources
Options outstanding at beginning of period	3,019,825	$14,163,603	26,414	$172,615
Options written	5,885,275	37,741,985	834,521	2,870,034
Options expired	(2,255,035)	(11,438,623)	(31,944)	(1,008,112)
Options exercised	(200,889)	(2,686,100)	(21,111)	(414,384)
Options closed	(2,988,973)	(16,145,166)	(7,880)	(1,180,153)

Options outstanding at end of period	3,460,203	$21,635,699	800,000	$440,000

Global Equity Income
Options outstanding at beginning of period	3,613	$5,435,857	—	$—
Options written	39,518	53,992,924	—	—
Options expired	(10,420)	(19,430,402)	—	—
Options closed	(22,836)	(33,820,649)	—	—

Options outstanding at end of period	9,875	$6,177,730	—	$—

	Calls		Puts

	Contracts	Premiums	Contracts	Premiums

Global Opportunities
Options outstanding at beginning of period	13,613,104	$11,649,548	700	$18,550
Options written	20,066,307	21,053,239	469,193	1,028,987
Options expired	(13,189,388)	(12,456,297)	(286,112)	(459,275)
Options exercised	(5,710,805)	(4,485,286)	(121,847)	(206,563)
Options closed	(8,759,649)	(7,796,951)	(61,189)	(303,806)

Options outstanding at end of period	6,019,569	$7,964,253	745	$77,893

Health Sciences
Options outstanding at beginning of period	441,958	$3,075,960	26,361	$388,544
Options written	452,686	4,011,928	8,889	1,065,146
Options expired	(371,379)	(2,148,340)	(4,732)	(504,907)
Options exercised	(57,088)	(593,172)	(26,486)	(314,056)
Options closed	(288,152)	(3,096,344)	(3,644)	(577,167)

Options outstanding at end of period	178,025	$1,250,032	388	$57,560

International Growth
Options outstanding at beginning of period	103,958,110	$35,874,512	5,580	$450,528
Options written	153,446,966	86,907,976	7,797,110	8,117,088
Options expired	(110,062,694)	(50,762,647)	(3,679,483)	(4,150,274)
Options exercised	(13,166,942)	(9,595,394)	(1,630,981)	(1,555,431)
Options closed	(70,847,970)	(22,935,711)	(2,492,061)	(2,744,409)

Options outstanding at end of period	63,327,470	$39,488,736	165	$117,502

Real Asset
Options outstanding at beginning of period	8,699,629	$16,981,947	555,954	$1,370,219
Options written	18,909,132	39,671,784	400,189	5,016,592
Options expired	(8,535,995)	(14,878,915)	(655,537)	(3,303,832)
Options exercised	(5,782,449)	(4,145,577)	(185,410)	(1,330,418)
Options closed	(3,810,333)	(18,234,478)	(5,902)	(946,660)

Options outstanding at end of period	9,479,984	$19,394,761	109,294	$805,901

World Investment
Options outstanding at beginning of period	30,945,501	$25,789,594	1,800	$47,699
Options written	42,966,024	52,477,956	1,172,881	2,273,546
Options expired	(31,872,082)	(30,135,426)	(715,220)	(1,024,352)
Options exercised	(12,640,727)	(10,727,523)	(304,973)	(511,804)
Options closed	(17,363,875)	(17,127,657)	(152,678)	(600,093)

Options outstanding at end of period	12,034,841	$20,276,944	1,810	$184,996

As of April 30, 2008, the value of portfolio securities subject to covered call options written were as follows:

Value

Enhanced Dividend AchieversTM	$330,806,418
EcoSolutions	60,746,530
Global Energy and Resources	312,403,041
Global Equity Income	423,573,780
Global Opportunities	166,507,467
Health Sciences	27,876,656
International Growth	996,768,733
Real Asset	323,660,087
World Investment	419,800,678

84	SEMI-ANNUAL REPORT	APRIL 30, 2008

Notes to Financial Statements (continued)

4. Capital Share Transactions:

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for the Trusts. At April 30, 2008, the shares owned by an affiliate of the Advisor of the Trusts were as follows:

Common Shares Owned

Dividend AchieversTM	8,028
Enhanced Dividend AchieversTM	8,028
Strategic Dividend AchieversTM	8,028
EcoSolutions	6,964
Global Energy and Resources	4,817
Global Equity Income	6,021
Global Opportunities	4,817
Health Sciences	4,817
International Growth	6,178
Real Asset	8,028
S&P Quality Rankings	8,028
World Investment	8,028

Transaction in common shares of beneficial interest for the periods ended April 30, 2008, and October 31, 2007, were as follows:

	Reinvestment of Dividends and Distributions for the Six Months Ended April 30, 2008	Reinvestment of Dividends and Distributions for the Year Ended October 31, 2007

Enhanced Dividend AchieversTM	—	354,756
Global Equity Income	—	69,217
Global Opportunities	99,860	120,470
Health Sciences	—	86,683
World Investment	77,282	98,239

	Commencement of Investment Operations	Initial Public Offering	Underwriters’ Exercising the Over-allotment Option

EcoSolutions	September 28, 2007	11,756,964	—
Global Equity Income	March 30, 2007	40,006,021	4,989,171
International Growth	May 30, 2007	98,506,178	7,800,000

Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares for EcoSolutions, Global Equity Income and International Growth in the amounts of $1,415,735, $1,287,151 and $1,449,386, respectively.

5. Concentration Risks:

As of April 30, 2008, the Trusts listed below had the following industry classifications:

Sector	Global Equity Income	Global Oppor- tunities	S&P Quality Rankings	World Investment

Energy	17%	22%	19%	22%
Financial Institutions	21	13	20	12
Consumer Products	11	15	12	15
Industrials	10	6	12	6
Technology	9	8	10	7
Basic Materials	8	10	3	11
Telecommunications	6	8	7	8
Health Care	8	6	6	6
Real Estate	1	2	6	4
Exchange-Traded Funds	—	7	—	6
Transportation	1	2	—	2
Automotive	3	—	1	—
Entertainment & Leisure	2	—	1	—
Aerospace & Defense	—	1	1	1
Media	2	—	—	—
Business Equipment & Services	—	—	2	—
Building & Development	1	—	—	—

SEMI-ANNUAL REPORT	APRIL 30, 2008	85

Notes to Financial Statements (concluded)

As of April 30, 2008, the Trusts listed below had the following geographic concentrations:

Country	EcoSolutions	Global Energy and Resources	Health Sciences	Real Asset

United States	34%	70%	83%	49%
Canada	4	14	—	12
United Kingdom	8	1	—	15
Brazil	6	2	—	6
Switzerland	2	—	11	—
Australia	3	2	—	5
Germany	6	—	1	—
France	3	1	—	2
Belgium	6	—	—	—
Bermuda	2	2	1	—
South Africa	1	—	—	4
Spain	5	—	—	—
Greece	1	3	—	—
Denmark	4	—	—	—
Hong Kong	2	1	—	—
Norway	1	1	—	1
Israel	2	—	3	—
Japan	2	—	—	—
China	1	—	1	1
Italy	1	1	—	—
Netherlands	—	1	—	1
Mexico	—	—	—	2
Argentina	1	—	—	—
Austria	1	—	—	—
Chile	1	—	—	—
Malaysia	1	—	—	—
Philippines	1	—	—	—
Singapore	1	—	—	—
Luxembourg	—	1	—	—
Peru	—	—	—	1
Russia	—	—	—	1

6. Subsequent Event:

Subsequent to April 30, 2008, the Board declared distributions per common share for Enhanced Dividend AchieversTM, Global Equity, Global Opportunities, International Growth, Real Asset, S&P Quality Rankings and World Investment payable May 30, 2008, to shareholders of record on May 15, 2008 with an ex-date of May 13, 2008, and for Dividend AchieversTM, Enhanced Dividend AchieversTM, Strategic Dividend AchieversTM, EcoSolutions, Global Energy and Resources, Health Sciences, International Growth, Real Asset and World Investment payable June 30, 2008, to shareholders of record on June 16, 2008 with an ex-date of June 12, 2008. The per share distributions declared were as follows:

Trust	Distribution per Common Share

Dividend AchieversTM	$0.225000
Enhanced Dividend AchieversTM	0.101875
Strategic Dividend AchieversTM	0.225000
EcoSolutions	0.400000
Global Energy and Resources	0.375000
Global Equity Income	0.475000
Global Opportunities	0.568750
Health Sciences	0.384375
International Growth	0.151700
Real Asset	0.090600
S&P Quality Rankings	0.225000

86	SEMI-ANNUAL REPORT	APRIL 30, 2008

Officers and Trustees

G. Nicholas Beckwith, III, Trustee
Richard E. Cavanagh, Trustee
Richard S. Davis, Trustee
Kent Dixon, Trustee
Frank J. Fabozzi, Trustee
Kathleen F. Feldstein, Trustee
James T. Flynn, Trustee
Henry Gabbay, Trustee
Jerrold B. Harris, Trustee
R. Glenn Hubbard, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Robert S. Salomon, Jr., Trustee
Donald C. Burke, President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Trusts
Howard Surloff, Secretary

Accounting Agent
The Bank of New York Mellon
Brooklyn, NY 11217

Custodian
The Bank of New York Mellon
Lake Mary, FL 32746

Transfer Agent
The Bank of New York Mellon
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
New York, NY 10281

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Section 19 Notices (unaudited)

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the the Trusts’ investment experience during the remainder of its fiscal year and may be subject to changes based on the tax regulations. The Trust will send you a Form 1099-DIV for the calendar year that will tell you how to report these dividends and distributions for federal income tax purposes.

April 30, 2008

		Total Cumulative Distributions for the Fiscal Year to Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year to Date

Trust Name		Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Dividend Achievers™*	BDV	$0.20	$—	$0.25	$0.45	44%	0%	56%	100%
Enhanced Dividend Achievers™*	BDJ	$0.19	$—	$0.42	$0.61	31%	0%	69%	100%
Strategic Dividend Achievers™*	BDT	$0.09	$—	$0.36	$0.45	20%	0%	80%	100%
EcoSolutions*	BQR	$—	$0.12	$0.68	$0.80	0%	15%	85%	100%
Global Energy and Resources	BGR	$0.22	$2.44	$—	$2.66	8%	92%	0%	100%
Global Equity Income*	BFD	$0.48	$—	$0.47	$0.95	51%	0%	49%	100%
Global Opportunities	BOE	$0.63	$1.31	$—	$1.94	32%	68%	0%	100%
Health Sciences	BME	$0.01	$1.29	$—	$1.30	1%	99%	0%	100%
International Growth*	BGY	$0.12	$—	$0.79	$0.91	13%	0%	87%	100%
Real Asset	BCF	$0.19	$0.74	$—	$0.93	20%	80%	0%	100%
S&P Quality Rankings*	BQY	$0.23	$—	$0.22	$0.45	51%	0%	49%	100%
World Investment	BWC	$0.09	$1.29	$—	$1.38	7%	93%	0%	100%

*

The Trust estimates that it has distributed more than its income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Trust is paid back to the shareholder. A return of capital does not necessarily reflect the Trust’s investment performance and should not be confused with ‘yield’ or ‘income’.

SEMI-ANNUAL REPORT	APRIL 30, 2008	87

Additional Information

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

88	SEMI-ANNUAL REPORT	APRIL 30, 2008

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[This Page Intentionally Left Blank]

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 411-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CEF-SEMI-7-0408

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Investment Trust

By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer of BlackRock World Investment Trust

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock World Investment Trust

Date: June 23, 2008

By	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock World Investment Trust

Date: June 23, 2008